     As filed with the Securities and Exchange Commission on May 1, 2002


                                                              File No. 333-51971
                                                              File No. 811-08017


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                        Pre-effective Amendment No.    ( )
                                                   ---

                      Post-effective Amendment No. 4 ( X )

                                                  ---
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 ( )
                         Pre-effective Amendment No.    ( )
                                                    ---

                      Post-effective Amendment No. 22 ( X )

                                                  ---
                        (Check appropriate box or boxes)

--------------------------------------------------------------------------------

                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
                           (Exact Name of Registrant)
                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 1-800-789-6771

                             Mark F. Muething, Esq.
             Executive Vice President, Secretary and General Counsel
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
                     (Name and Address of Agent for Service)
                                    Copy to:

                              John P. Gruber, Esq.
                                 Vice President
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

[ ]  Immediately upon filing pursuant to Rule 485(b)

[X]  On May 1, 2002 pursuant to Rule 485(b)
        -----------

[ ]  60 days after filing pursuant to Rule 485(a)(1)
[ ]  On ___________ pursuant to Rule 485(a)(1)
[ ]  75 days after filing pursuant to Rule 485(a)(2)
[ ]  On __________ pursuant to Rule 485(a)(2)

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)

                                   (333-51971)


                    Showing Location in Part A (Prospectus),
   Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4

                                     PART A
                                     ------


ITEM OF FORM N-4                                                     PROSPECTUS CAPTION
----------------                                                     ------------------
 1.        Cover Page                                                Cover Page

 2.        Definitions                                               Definitions; Glossary of Financial Terms

 3.        Synopsis                                                  Overview

 4.        Condensed Financial Information

           (a)       Accumulation Unit Values                        Condensed Financial Information

           (b)       Performance Data                                Performance Information

           (c)       Financial Statements                            Financial Statements

 5.        General Description of Registrant, Depositor and
           Portfolio Companies

           (a)       Depositor                                       Annuity Investors Life Insurance Company(R)

           (b)       Registrant                                      The Separate Account

           (c)       Portfolio Companies                             The Portfolios

           (d)       Portfolio Prospectuses                          The Portfolios

           (e)       Voting Rights                                   Voting Rights

6.         Deductions and Expenses

           (a)       General                                         Charges and Deductions

           (b)       Sales Load %                                    Not Applicable

           (c)       Special Purchase Plan                           Not Applicable

           (d)       Commissions                                     Great American Advisors(SM), Inc.

           (e)       Portfolio Expenses                              Fee Table

           (f)       Operating Expenses                              Fee Table

7.         Contracts

           (a)       Persons with Rights                             Persons with Rights Under a Contract; Voting Rights

           (b)(i)    Allocation of Premium Payments                  Purchase Payments

             (ii)    Transfers                                       Transfers

            (iii)    Exchanges                                       Additions, Deletions or Substitutions

           (c)       Changes                                         Additions, Deletions or Substitutions

           (d)       Inquiries                                       How Do I Contact the Company?


8.         Annuity Period                                            Benefit Payment Period

9.         Death Benefit                                             Death Benefit

10.        Purchases and Contract Values

           (a)       Purchases                                       Purchase Payments; Investment Options-Allocations;
                                                                     Account Value; Glossary of Financial Terms

           (b)       Valuation                                       Account Value; Definitions; Glossary of Financial
                                                                     Terms; Charges and Deductions

           (c)       Daily Calculation                               Account Value; Accumulation Units; Definitions;
                                                                     Glossary of Financial Terms

           (d)       Underwriter                                     Great American Advisors(SM), Inc.

11.        Redemptions

           (a)       By Owner                                        Surrenders
                     By Annuitant                                    Not Applicable

           (b)       Texas ORP                                       Texas Optional Retirement Program

           (c)       Check Delay                                     Surrenders

           (d)       Involuntary Redemption                          Termination

           (e)       Fee Look                                        Right to Cancel

12.        Taxes                                                     Federal Tax Matters

13.        Legal Proceedings                                         Legal Proceedings

14.        Table of Contents for the Statement of Additional         Statement of Additional Information
           Information

                                     PART B
                                     ------


                ITEM OF FORM N-4                                    STATEMENT OF ADDITIONAL INFORMATION CAPTION
                ----------------                                    -------------------------------------------
      15.        Cover Page                                         Cover Page

      16.        Table of Contents                                  Table of Contents

      17.        General Information and History                    General Information and History

      18.        Services

                 (a)       Fees and Expenses of Registrant          (Prospectus) Fee Table

                 (b)       Management Contracts                     Not Applicable

                 (c)       Custodian                                Not Applicable

                 Independent Auditors                               Experts

                 (d)       Assets of Registrant                     Not Applicable

                 (e)       Affiliated Person                        Not Applicable

                 (f)       Principal Underwriter                    Not Applicable

      19.        Purchase of Securities Being Offered               (Prospectus) Great American Advisors(SM), Inc.

                 Offering Sales Load                                Not Applicable

      20.        Underwriters                                       (Prospectus) Great American Advisors, Inc.

      21.        Calculation of Performance Data

                 (a)       Money Market Funded Subaccounts          Money Market Subaccount Standardized Yield Calculation

                 (b)       Other Subaccounts                        Not Applicable

      22.        Annuity Payments                                   (Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit;
                                                                    (SAI) Benefit Units-Transfer Formulas

      23.        Financial Statements                               Financial Statements

                                     PART C
                                     ------


           ITEM OF FORM N-4                                          PART C CAPTION
           ----------------                                          --------------
24.        Financial Statements and Exhibits                         Financial Statements and Exhibits

           (a)       Financial Statements                            Financial Statements

           (b)       Exhibits                                        Exhibits

25.        Directors and Officers of the Depositor                   Directors and Officers of Annuity Investors Life
                                                                     Insurance Company(R)

26.        Persons Controlled By or Under Common Control With the    Persons Controlled By Or Under Common Control With
           Registrant                                                the Depositor or Registrant

27.        Number of Owners                                          Number of Owners

28.        Indemnification                                           Indemnification

29.        Principal Underwriters                                    Principal Underwriter

30.        Location of Accounts and Records                          Location of Accounts and Records

31.        Management Services                                       Management Services

32.        Undertakings                                              Undertakings

           Signature Page                                            Signature Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES


                                                                     MAY 1, 2002



This prospectus describes individual and group flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.


THE COMPANY WILL PAY A BONUS CREDIT OF 4% OF EACH PURCHASE PAYMENT MADE TO THE CONTRACTS. TO HELP IN RECOVERING COST ASSOCIATED WITH THIS BONUS, THE CONTRACTS INCLUDE A CONTINGENT DEFERRED SALES CHARGE ("CDSC") THAT IS SLIGHTLY HIGHER AND IS IMPOSED FOR SLIGHTLY LONGER ON EACH PURCHASE PAYMENT. THIS MEANS THAT THE BONUS MAY BE BENEFICIAL TO YOU ONLY IF YOU HOLD THE CONTRACT FOR A SUFFICIENT LENGTH OF TIME.


The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account B (the "Separate Account"). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

Dreyfus Variable Investment Fund (4 Portfolios)
      -Appreciation Portfolio-Initial Shares
      -Money Market Portfolio
      -Growth and Income Portfolio-Initial Shares
      -Small Cap Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares Dreyfus Stock Index Fund-Initial Shares
INVESCO Variable Investment Funds, Inc. (6 Portfolios)
      -INVESCO VIF-Core Equity Fund
      -INVESCO VIF-High Yield Fund
      -INVESCO VIF-Health Sciences Fund
      -INVESCO VIF-Dynamics Fund
      -INVESCO VIF-Financial Services Fund
      -INVESCO VIF-Small Company Growth Fund
Janus Aspen Series (6 Portfolios)
      -Aggressive Growth Portfolio
      -Worldwide Growth Portfolio
      -Balanced Portfolio
      -Growth Portfolio
      -International Growth Portfolio
      -Capital Appreciation Portfolio

PBHG Insurance Series Fund (5 Portfolios)
      -PBHG Growth II Portfolio
      -PBHG Large Cap Growth Portfolio
      -PBHG Technology & Communications Portfolio
      -PBHG Select Value Portfolio
      -PBHG Mid-Cap Value Portfolio
Scudder VIT Funds (2 Portfolios)
      -VIT EAFE(R) Equity Index
      -VIT Small Cap Index
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc. (1 Portfolio)
      -Strong Mid Cap Growth Fund II
The Timothy Plan Conservative Growth VS
The Timothy Plan Strategic Growth VS
The Universal Institutional Funds, Inc. (4 Portfolios)
      Van Kampen -Mid Cap Value Portfolio
      Van Kampen -Value Portfolio
      Van Kampen -Core Plus Fixed Income Portfolio
      Van Kampen -U.S. Real Estate Portfolio


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.


A statement of additional information ("SAI"), dated May 1, 2002, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's Web site: www.sec.gov. The registration number is 333-51971. The table of contents for the SAI is printed on the last page of this prospectus.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
- THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                -----------------

                                                                                                 PAGE
                                                                                                 ----
DEFINITIONS.........................................................................................4
OVERVIEW............................................................................................5
   WHAT IS THE SEPARATE ACCOUNT?....................................................................5
   WHAT ARE THE CONTRACTS?..........................................................................5
   HOW DO I PURCHASE OR CANCEL A CONTRACT?..........................................................5
   WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?.........................................5
   HOW DO I CONTACT THE COMPANY?....................................................................5
FEE TABLE...........................................................................................7
   OWNER TRANSACTION EXPENSES.......................................................................7
   SEPARATE ACCOUNT ANNUAL EXPENSES.................................................................7
   PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE REIMBURSEMENT) FOR YEAR ENDED 12/31/01(1)...............7
   EXAMPLES.........................................................................................8
CONDENSED FINANCIAL INFORMATION....................................................................10
   FINANCIAL STATEMENTS............................................................................13
   PERFORMANCE INFORMATION.........................................................................13
     Total Return Data.............................................................................13
     Other Performance Measures....................................................................14

THE PORTFOLIOS.....................................................................................15
   DREYFUS PORTFOLIOS..............................................................................15
   INVESCO VARIABLE INVESTMENT FUNDS, INC..........................................................16
   JANUS ASPEN SERIES..............................................................................17
   PBHG INSURANCE SERIES FUND......................................................................18
   SCUDDER INVESTMENTS VIT FUNDS...................................................................19
   STRONG PORTFOLIOS...............................................................................20
   THE TIMOTHY PLAN................................................................................20
   VAN KAMPEN(1)...................................................................................21

   ADDITIONS, DELETIONS, OR SUBSTITUTIONS..........................................................22
   VOTING RIGHTS...................................................................................22
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)........................................................23
THE SEPARATE ACCOUNT...............................................................................23
GREAT AMERICAN ADVISORS, INC.......................................................................23
CHARGES AND DEDUCTIONS.............................................................................24
   CHARGES AND DEDUCTIONS BY THE COMPANY...........................................................24
     Contingent Deferred Sales Charge ("CDSC").....................................................24
     Contract Maintenance Fee......................................................................25
     Transfer Fee..................................................................................25
     Administration Charge.........................................................................25
     Mortality and Expense Risk Charge.............................................................26
     Premium Taxes.................................................................................26
     Discretionary Waivers of Charges..............................................................26
   EXPENSES OF THE PORTFOLIOS......................................................................26
THE CONTRACTS......................................................................................27
   RIGHT TO CANCEL.................................................................................27
   PERSONS WITH RIGHTS UNDER A CONTRACT............................................................27
ACCUMULATION PERIOD................................................................................28
   ACCOUNT STATEMENTS..............................................................................28
   ACCOUNT VALUE...................................................................................28
   PURCHASE PAYMENTS...............................................................................29
   TRANSFERS.......................................................................................31



     Telephone, Facsimile or Internet Transfers....................................................33
     Termination of Transfer Programs..............................................................33
     Other Restrictions on Transfers...............................................................33
     Free Withdrawal Privilege.....................................................................34
     Long Term Care Waiver Rider...................................................................34
     Systematic Withdrawal.........................................................................34

   CONTRACT LOANS..................................................................................34
   TERMINATION.....................................................................................34
BENEFIT PAYMENT PERIOD.............................................................................35
   ANNUITY BENEFIT.................................................................................35
   DEATH BENEFIT...................................................................................35
   SETTLEMENT OPTIONS..............................................................................35
     Form of Settlement Option.....................................................................35
FEDERAL TAX MATTERS................................................................................37
   TAX DEFERRAL ON ANNUITIES.......................................................................37
   TAX-QUALIFIED PLANS.............................................................................37
     Individual Retirement Annuities...............................................................37
     Roth IRAs.....................................................................................38
     Tax-Sheltered Annuities.......................................................................38
     Texas Optional Retirement Program.............................................................38
     Pension and Profit Sharing Plans..............................................................38
     Governmental Deferred Compensation Plans......................................................38
   NONQUALIFIED DEFERRED COMPENSATION PLANS........................................................38
   SUMMARY OF INCOME TAX RULES.....................................................................39
GLOSSARY OF FINANCIAL TERMS........................................................................40
THE REGISTRATION STATEMENT.........................................................................40
OTHER INFORMATION AND NOTICES......................................................................41
   HOUSEHOLDING- REVOCATION OF CONSENT.............................................................41
   ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS.......................................................41
   LEGAL PROCEEDINGS...............................................................................41
STATEMENT OF ADDITIONAL INFORMATION................................................................42

DEFINITIONS
================================================================================
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Subaccounts and the owner's interest in the fixed account options.

ACCUMULATION PERIOD: The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT: A share of a Subaccount that an owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

BENEFIT PAYMENT PERIOD: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT: A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE: The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

NET ASSET VALUE: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

NET INVESTMENT FACTOR: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business.

VALUATION PERIOD: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW
--------------------------------------------------------------------------------

     WHAT IS THE SEPARATE ACCOUNT?

     The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount currently offered is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

     WHAT ARE THE CONTRACTS?

     The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Fee Table of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five fixed account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.

     During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

     HOW DO I PURCHASE OR CANCEL A CONTRACT?

     The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

     WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?

     A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 8% for each purchase payment. For CDSC purposes, any bonus credited to a purchase payment is generally deemed to be part of that purchase payment. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the right to cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year. The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.

     WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

     Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
     -    a transfer fee for certain transfers among investment options
     - an annual contract maintenance fee, which is assessed only against investments in the Subaccounts
     - a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived)
     - an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and
     - premium taxes in some States (where taxes apply, they may never be waived).


     In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 2001 are included in the Fee Table of this prospectus and are described in the prospectuses and "SAI" for the Portfolios.


     HOW DO I CONTACT THE COMPANY?

     Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800 789-6771. Please include the Contract number and the owner's name. You may also call the Company at 1-800-789-6771, or visit us at our web site, www.commodoreva.com, to request a copy.

FEE TABLE
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge (applies to purchase payments only)                                               8%
Transfer Fee (applies to transfers in excess of 12 in any contract year)                                                  $25
Annual Contract Maintenance Fee (not assessed against fixed account options)                                              $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(As a percentage of the average value of the owner's interest in the Subaccounts)

                                                                                                               STANDARD CONTRACTS
                                                                                                               WITH ADMINISTRATION
                                                                               STANDARD CONTRACTS                 CHARGE WAIVED
Mortality and Expense Risk Charge                                                     1.25%                           1.25%
Administration Charge                                                                 0.15%                           0.00%
                                                                                      -----                           -----
Total Separate Account Annual Expenses                                                1.40%                           1.25%




PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE REIMBURSEMENT) FOR YEAR ENDED 12/31/01(1)
(As a percentage of Portfolio average net assets)

                                                                            MANAGEMENT           OTHER         TOTAL ANNUAL
PORTFOLIO                                                                      FEES             EXPENSES         EXPENSES
------------------------------------------------------------------------ ---------------- ----------------- -----------------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                             0.75               0.03              0.78

Dreyfus VIF-Money Market Portfolio                                            0.50               0.08              0.58

Dreyfus VIF-Growth and Income Portfolio-Initial Shares                        0.75               0.05              0.80

Dreyfus VIF Small Cap Portfolio-Initial Shares                                0.75               0.04              0.79

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares             0.75               0.03              0.78

Dreyfus Stock Index Fund-Initial Shares                                       0.25               0.01              0.26

INVESCO VIF-Core Equity Fund                                                  0.75               0.34              1.09

INVESCO VIF-High Yield Fund                                                   0.60               0.42              1.02

INVESCO VIF-Health Sciences Fund                                              0.75               0.31              1.06

INVESCO VIF-Dynamics Fund                                                     0.75               0.33              1.08

INVESCO VIF-Financial Services Fund                                           0.75               0.32              1.07

INVESCO VIF-Small Company Growth Fund(2)                                      0.75               0.50              1.25

Janus Aspen Series-Aggressive Growth Portfolio                                0.65               0.02              0.67

Janus Aspen Series-Worldwide Growth Portfolio                                 0.65               0.04              0.69

Janus Aspen Series-Balanced Portfolio                                         0.65               0.01              0.66

Janus Aspen Series-Growth Portfolio                                           0.65               0.01              0.66

Janus Aspen Series-International Growth Portfolio                             0.65               0.06              0.71

Janus Aspen Series-Capital Appreciation Portfolio                             0.65               0.01              0.66

PBHG Insurance Series Fund -PBHG Growth II Portfolio                          0.85               0.22              1.07

PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                    0.75               0.27              1.02

PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                       0.85               0.20              1.05

PBHG Insurance Series Fund-PBHG Select Value Portfolio                        0.65               0.21              0.86

PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(3)                    0.00               1.20              1.20

Scudder VIT-EAFE(R) Equity Index(4)                                           0.45               0.20              0.65

Scudder VIT-Small Cap Index(4)                                                0.35               0.10              0.45

Strong Opportunity Fund II, Inc.(5)                                           0.75               0.35              1.10

Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II(5)        0.75               0.44              1.19

The Timothy Plan Strategic Growth Variable Series(6)                          0.10               0.75              0.85

The Timothy Plan Conservative Growth Variable Series(6)                       0.10               0.75              0.85

Van Kampen -Mid Cap Value Portfolio(7)                                        0.70               0.35              1.05

Van Kampen -Value Portfolio(7)                                                0.47               0.38              0.85

Van Kampen -Core Plus Fixed Income Portfolio(7)                               0.39               0.31              0.70

Van Kampen -U.S. Real Estate Portfolio(7)                                     0.75               0.35              1.10

1 Data for each Portfolio are for its fiscal year ended December 31, 2001. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, reimbursements or fee changes are discussed in the Portfolio prospectuses. The actual fees and expenses for Portfolios with such agreements are as follows:


                                                                                      MANAGEMENT         OTHER       TOTAL ANNUAL
 PORTFOLIO                                                                               FEES           EXPENSES       EXPENSES
 -------------------------------------------------------------------------------- ------------------ --------------- --------------
 INVESCO VIF-Small Company Growth Fund(2)                                                 0.75              0.54            1.29

 PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(3)                               0.85              1.55            2.40

 Scudder VIT-EAFE(R)Equity Index(4)                                                       0.45              0.36            0.81

 Scudder VIT-Small Cap Index(4)                                                           0.35              0.28            0.63

 Strong Opportunity Fund II, Inc.(5)                                                      0.75              0.60            1.35

 Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II(5)                   0.75              0.61            1.36

 The Timothy Plan Strategic Growth Variable Series(6)                                     0.10              1.15            1.25

 The Timothy Plan Conservative Growth Variable Series(6)                                  0.10              1.15            1.25

 Van Kampen -Mid Cap Value Portfolio(7)                                                   0.75              0.35            1.10

 Van Kampen -Value Portfolio(7)                                                           0.55              0.38            0.93

 Van Kampen -Core Plus Fixed Income Portfolio(7)                                          0.40              0.31            0.71

 Van Kampen -U.S. Real Estate Portfolio(7)                                                0.80              0.35            1.15

2 The INVESCO VIF Small Company Growth Fund's actual Other Expenses and Total Annual Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors.

3 The management fee for PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio has been reduced to 0.00% to reflect the voluntary waiver of all of the management fee and the reimbursement by the portfolio's advisor to the extent the operating expenses exceed 1.20%.

4 The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

5 As compensation for its advisory services, the funds pay Strong a monthly management fee at an annual rate of 0.75% of the funds' average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the funds' other expenses so that the total annual fund operating expenses are capped at 1.10% for the Strong Opportunity Fund II and at 1.20% for the Strong Mid Cap Growth Fund II. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the funds' shareholders. A cap on total annual fund operating expenses lowers the funds' overall expense ratio and increases the funds' return to investors.

6 The Adviser contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the following three fiscal years if the portfolio is able to make the repayment without exceeding its current expense limitations.

7 The management fee for certain portfolios has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio 0.70%; Mid-Cap Value Portfolio 1.05%; U.S. Real Estate Portfolio 1.10%; Value Portfolio 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

The purpose of the Fee Table (including the Examples that follow) is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses. Premium taxes may also apply.

The examples on the following pages should not be considered a representation of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among Subaccounts or between the fixed account options and the Subaccounts and a 5% annual rate of return. The contract maintenance fee is reflected in the examples as a charge of $2.01 per year based on the ratio of actual contract maintenance fees collected for the year ended 12/31/01 to total net average assets as of 12/31/01. The examples do not include charges for premium taxes. Any waivers or reimbursements of Portfolio fees and/or expenses are reflected in the Examples, and are assumed to continue throughout the periods shown.


EXAMPLES                                                                                    EXAMPLE #1--ASSUMING SURRENDER
STANDARD CONTRACTS

                                                                                 If the owner surrenders his or her Contract at
                                                                                 the end of the applicable time period, the
                                                                                 following expenses would be charged on a $1,000
                                                                                 investment:

---------------------------------------------------------------------------------- ------------------------------------------------
SUBACCOUNT                                                                           1 YEAR       3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------- ------------ ------------ ----------- ----------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                      103          154         192          320
Dreyfus VIF-Money Market Portfolio                                                     101          147         181          294
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                                 103          154         193          322
Dreyfus VIF Small Cap Portfolio-Initial Shares                                         103          154         193          321
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares                     103          154         192          320
Dreyfus Stock Index Fund-Initial Shares                                                 97          137         162          250
INVESCO VIF-Core Equity Fund                                                           106          163         210          359
INVESCO VIF-High Yield Fund                                                            105          161         206          351
INVESCO VIF-Health Sciences Fund                                                       106          163         208          356
INVESCO VIF-Dynamics Fund                                                              106          163         209          358
INVESCO VIF-Financial Services Fund                                                    106          163         209          357
INVESCO VIF-Small Company Growth Fund                                                  107          169         219          379
Janus A.S.-Aggressive Growth Portfolio                                                 102          150         186          305
Janus A.S.-Worldwide Growth Portfolio                                                  102          151         187          308
Janus A.S.-Balanced Portfolio                                                          102          150         185          304
Janus A.S.-Growth Portfolio                                                            102          150         185          304
Janus A.S.-International Growth Portfolio                                              102          151         188          311
Janus A.S.-Capital Appreciation Portfolio                                              102          150         185          304
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                   106          163         209          357
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                             105          161         206          351
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                                105          162         207          354
PBHG Insurance Series Fund-PBHG Select Value Portfolio                                 104          156         197          330
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                                107          167         216          373
Scudder VIT-EAFE(R) Equity Index                                                       101          149         185          303
Scudder VIT-Small Cap Index                                                             99          143         173          276
Strong Opportunity Fund II, Inc.                                                       106          164         210          361
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                    107          167         215          372
The Timothy Plan Strategic Growth Variable Series                                      103          156         196          329
The Timothy Plan Conservative Growth Variable Series                                   103          156         196          329
Van Kampen -Mid-Cap Value Portfolio                                                    105          162         207          354
Van Kampen -Value Portfolio                                                            103          156         196          329
Van Kampen -Core Plus Fixed Income Portfolio                                           102          151         188          309
Van Kampen -U.S. Real Estate Portfolio                                                 106          164         210          361

EXAMPLES                                                                                    EXAMPLE #2--ASSUMING NO SURRENDER
STANDARD CONTRACTS

                                                                                   If the owner does not surrender his or her
                                                                                   Contract, or if it is annuitized, the following
                                                                                   expenses would be charged on a $1,000
                                                                                   investment at the end of the applicable time
                                                                                   period:
---------------------------------------------------------------------------------- -------------------------------------------------
SUBACCOUNT                                                                          1 YEAR*      3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------- ----------- ------------ ------------ -----------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                      23          74           132         320
Dreyfus VIF-Money Market Portfolio                                                     21          67           121         294
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                                 23          74           133         322
Dreyfus VIF Small Cap Portfolio-Initial Shares                                         23          74           133         321
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares                     23          74           132         320
Dreyfus Stock Index Fund-Initial Shares                                                17          57           102         250
INVESCO VIF-Core Equity Fund                                                           26          83           150         359
INVESCO VIF-High Yield Fund                                                            25          81           146         351
INVESCO VIF-Health Sciences Fund                                                       26          83           148         356
INVESCO VIF-Dynamics Fund                                                              26          83           149         358
INVESCO VIF-Financial Services Fund                                                    26          83           149         357
INVESCO VIF-Small Company Growth Fund                                                  27          89           159         379
Janus A.S.-Aggressive Growth Portfolio                                                 22          70           126         305
Janus A.S.-Worldwide Growth Portfolio                                                  22          71           127         308
Janus A.S.-Balanced Portfolio                                                          22          70           125         304
Janus A.S.-Growth Portfolio                                                            22          70           125         304
Janus A.S.-International Growth Portfolio                                              22          71           128         311
Janus A.S.-Capital Appreciation Portfolio                                              22          70           125         304
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                   26          83           149         357
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                             25          81           146         351
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                                25          82           147         354
PBHG Insurance Series Fund-PBHG Select Value Portfolio                                 24          76           137         330
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                                27          87           156         373
Scudder VIT-EAFE(R) Equity Index                                                       21          69           125         303
Scudder VIT-Small Cap Index                                                            19          63           113         276
Strong Opportunity Fund II, Inc.                                                       26          84           150         361
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                    27          87           155         372
The Timothy Plan Strategic Growth Variable Series                                      23          76           136         329
The Timothy Plan Conservative Growth Variable Series                                   23          76           136         329
Van Kampen -Mid-Cap Value Portfolio                                                    25          82           147         354
Van Kampen -Value Portfolio                                                            23          76           136         329
Van Kampen -Core Plus Fixed Income Portfolio                                           22          71           128         309
Van Kampen -U.S. Real Estate Portfolio                                                 26          84           150         361

*Annuitization is not permitted until after the second Contract Year.




STANDARD CONTRACTS WITH                                                                      EXAMPLE #1--ASSUMING SURRENDER

ADMINISTRATION CHARGE WAIVED                                                     If the owner surrenders his or her Contract at
                                                                                 the end of the applicable time period, the
                                                                                 following expenses would be charged on a $1,000
                                                                                 investment:

----------------------------------------------------------------------------------- ------------------------------------------------
SUBACCOUNT                                                                           1 YEAR       3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------- ------------ ------------ ----------- -----------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                      101          149         184          300
Dreyfus VIF-Money Market Portfolio                                                      99          142         172          274
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                                 101          149         185          303
Dreyfus VIF Small Cap Portfolio-Initial Shares                                         101          149         184          302
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                      101          149         184          300
Dreyfus Stock Index Fund-Initial Shares                                                 96          132         154          230
INVESCO VIF-Core Equity Fund                                                           104          159         201          341
INVESCO VIF-High Yield Fund                                                            104          156         197          332
INVESCO VIF-Health Sciences Fund                                                       104          158         200          337
INVESCO VIF-Dynamics Fund                                                              104          158         201          339
INVESCO VIF-Financial Services Fund                                                    104          158         200          338
INVESCO VIF-Small Company Growth Fund                                                  106          164         210          361
Janus A.S.-Aggressive Growth Portfolio                                                 100          145         177          286
Janus A.S.-Worldwide Growth Portfolio                                                  100          146         179          288
Janus A.S.-Balanced Portfolio                                                          100          145         177          284
Janus A.S.-Growth Portfolio                                                            100          145         177          284
Janus A.S.-International Growth Portfolio                                              100          146         180          291
Janus A.S.-Capital Appreciation Portfolio                                              100          145         177          284
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                   104          158         200          338
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                             104          156         197          332
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                                104          157         199          335
PBHG Insurance Series Fund-PBHG Select Value Portfolio                                 102          151         188          311
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                                105          162         207          354
Scudder VIT-EAFE(R) Equity Index                                                       100          144         176          283
Scudder VIT-Small Cap Index                                                             98          138         165          256
Strong Opportunity Fund II, Inc.                                                       104          159         202          342
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                    105          162         207          353
The Timothy Plan Strategic Growth Variable Series                                      102          151         188          310
The Timothy Plan Conservative Growth Variable Series                                   102          151         188          310
Van Kampen -Mid-Cap Value Portfolio                                                    104          157         199          335
Van Kampen -Value Portfolio                                                            102          151         188          310
Van Kampen -Core Plus Fixed Income Portfolio                                           100          146         179          290
Van Kampen -U.S. Real Estate Portfolio                                                 104          159         202          342



STANDARD CONTRACTS WITH                                                                     EXAMPLE #2--ASSUMING NO SURRENDER

ADMINISTRATION CHARGE WAIVED                                                        If the owner does not surrender his or her
                                                                                    Contract, or if it is annuitized, the following
                                                                                    expenses would be charged on a $1,000
                                                                                    investment at the end of the applicable time
                                                                                     period:
---------------------------------------------------------------------------------- -------------------------------------------------
SUBACCOUNT                                                                          1 YEAR*      3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------- ----------- ------------ ------------ -----------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                      21          69           124         300
Dreyfus VIF-Money Market Portfolio                                                     19          62           112         274
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                                 21          69           125         303
Dreyfus VIF Small Cap Portfolio-Initial Shares                                         21          69           124         302
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                      21          69           124         300
Dreyfus Stock Index Fund-Initial Shares                                                16          52            94         230
INVESCO VIF-Core Equity Fund                                                           24          79           141         341
INVESCO VIF-High Yield Fund                                                            24          76           137         332
INVESCO VIF-Health Sciences Fund                                                       24          78           140         337
INVESCO VIF-Dynamics Fund                                                              24          78           141         339
INVESCO VIF-Financial Services Fund                                                    24          78           140         338
INVESCO VIF-Small Company Growth Fund                                                  26          84           150         361
Janus A.S.-Aggressive Growth Portfolio                                                 20          65           117         286
Janus A.S.-Worldwide Growth Portfolio                                                  20          66           119         288
Janus A.S.-Balanced Portfolio                                                          20          65           117         284
Janus A.S.-Growth Portfolio                                                            20          65           117         284
Janus A.S.-International Growth Portfolio                                              20          66           120         291
Janus A.S.-Capital Appreciation Portfolio                                              20          65           117         284
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                   24          78           140         338
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                             24          76           137         332
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                                24          77           139         335
PBHG Insurance Series Fund-PBHG Select Value Portfolio                                 22          71           128         311
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                                25          82           147         354
Scudder VIT-EAFE(R) Equity Index                                                       20          64           116         283
Scudder VIT-Small Cap Index                                                            18          58           105         256
Strong Opportunity Fund II, Inc.                                                       24          79           142         342
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                    25          82           147         353
The Timothy Plan Strategic Growth Variable Series                                      22          71           128         310
The Timothy Plan Conservative Growth Variable Series                                   22          71           128         310
Van Kampen -Mid-Cap Value Portfolio                                                    24          77           139         335
Van Kampen -Value Portfolio                                                            22          71           128         310
Van Kampen -Core Plus Fixed Income Portfolio                                           20          66           119         290
Van Kampen -U.S. Real Estate Portfolio                                                 24          79           142         342


*Annuitization is not permitted until after the second Contract Year.

CONDENSED FINANCIAL INFORMATION

-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
SUBACCOUNT                       STANDARD               STANDARD             STANDARD WITH           STANDARD WITH
                              ACCUMULATION UNIT     ACCUMULATION UNITS   ADMINISTRATION CHARGES      ADMINISTRATION
                                  VALUE               OUTSTANDING              WAIVED               CHARGES WAIVED         YEAR
                                                                            ACCUMULATION              ACCUMULATION
                                                                              UNIT VALUE            UNITS OUTSTANDING
-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
Dreyfus VIF                         12.497173            717,965.716               10.107007                  0.000      12/31/01
Appreciation Portfolio-             13.974173            649,590.073                     N/A                    N/A      12/31/00
Initial Shares                      14.262203            517,772.082                     N/A                    N/A      12/31/99
                                    12.975443            170,523.015                     N/A                    N/A      12/31/98
                                    10.103905             18,347.666                     N/A                    N/A      12/31/97

-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
Dreyfus VIF                          1.153108         17,775,594.379                1.123012                  0.000      12/31/01
Money Market Portfolio               1.128116          7,677,545.259                     N/A                    N/A      12/31/00
                                     1.083700          2,638,837.162                     N/A                    N/A      12/31/99
                                     1.050876            658,981.650                     N/A                    N/A      12/31/98
                                     1.016499                  0.000                     N/A                    N/A      12/31/97
-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
Dreyfus VIF                         11.419341            646,842.656               10.435877                  0.000      12/31/01
Growth and Income                   12.299306            572,006.660                     N/A                    N/A      12/31/00
Portfolio- Initial Shares           12.961023            331,756.261                     N/A                    N/A      12/31/99
                                    11.243790            159,409.837                     N/A                    N/A      12/31/98
                                    10.196538             32,231.762                     N/A                    N/A      12/31/97

-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
Dreyfus VIF                         12.397758            698,539.631               11.693304                  0.000      12/31/01
Small Cap Portfolio -               13.391746            482,890.909                     N/A                    N/A      12/31/00
Initial Shares                      11.984035            275,503.637                     N/A                    N/A      12/31/99
                                     9.867472            171,968.905                     N/A                    N/A      12/31/98
                                    10.362314             41,359.506                     N/A                    N/A      12/31/97

-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
The Dreyfus                         11.317226          1,066,026.751                9.207778                  0.000      12/31/01
Socially Responsible                14.823134            894,007.973                     N/A                    N/A      12/31/00
Growth Fund, Inc. -                 16.894039            408,482.196                     N/A                    N/A      12/31/99
Initial Shares                      13.169143            140,614.024                     N/A                    N/A      12/31/98
                                    10.320883             26,332.500                     N/A                    N/A      12/31/97


-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
Dreyfus Stock Index Fund-           12.210993          4,141,595.630                9.777260                  0.000      12/31/01
Initial Shares                      14.100696          3,598,196.884                     N/A                    N/A      12/31/00
                                    15.760394          2,129,772.165                     N/A                    N/A      12/31/99
                                    13.250646            779,485.606                     N/A                    N/A      12/31/98
                                    10.479569             69,510.645                     N/A                    N/A      12/31/97

-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
INVESCO VIF                         12.743764          1,199,392.254               10.809699                  0.000      12/31/01
Core Equity Fund                    14.196834          1,018,117.732                     N/A                    N/A      12/31/00
                                    13.726769            553,696.171                     N/A                    N/A      12/31/99
                                    12.120155            200,541.938                     N/A                    N/A      12/31/98
                                    10.659157             33,269.983                     N/A                    N/A      12/31/97
-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
INVESCO VIF                          8.410616            546,183.962                7.440073                  0.000      12/31/01
High Yield Fund                     10.025816            403,918.794                     N/A                    N/A      12/31/00
                                    11.510803            221,636.210                     N/A                    N/A      12/31/99
                                    10.689459             70,047.913                     N/A                    N/A      12/31/98
                                    10.687084             10,260.821                     N/A                    N/A      12/31/97
-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
INVESCO VIF                         10.175290             59,824.959               10.185393                  0.000      12/31/01
Health Sciences Fund                      N/A                    N/A                     N/A                    N/A      12/31/00
                                          N/A                    N/A                     N/A                    N/A      12/31/99
                                          N/A                    N/A                     N/A                    N/A      12/31/98
                                          N/A                    N/A                     N/A                    N/A      12/31/97
-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------
INVESCO VIF                          8.067308             93,275.876                8.075340                  0.000      12/31/01
Dynamics Fund                             N/A                    N/A                     N/A                    N/A      12/31/00
                                          N/A                    N/A                     N/A                    N/A      12/31/99
                                          N/A                    N/A                     N/A                    N/A      12/31/98
                                          N/A                    N/A                     N/A                    N/A      12/31/97
-------------------------- ---------------------- --------------------- ------------------------ ---------------------- ------------



-------------------------- ---------------------- ----------------------- ---------------------- ---------------------- -----------
SUBACCOUNT                       STANDARD             STANDARD                 STANDARD WITH           STANDARD WITH
                            ACCUMULATION UNIT     ACCUMULATION UNITS      ADMINISTRATION CHARGES     ADMINISTRATION
                                  VALUE               OUTSTANDING                  WAIVED              CHARGES WAIVED       YEAR
                                                                                ACCUMULATION           ACCUMULATION
                                                                                  UNIT VALUE          UNITS OUTSTANDING
-------------------------- ---------------------- ----------------------- ---------------------- ---------------------- -----------
INVESCO VIF                           9.616190            71,816.401               9.625737                  0.000        12/31/01
Financial Services Fund                    N/A                   N/A                    N/A                    N/A        12/31/00
                                           N/A                   N/A                    N/A                    N/A        12/31/99
                                           N/A                   N/A                    N/A                    N/A        12/31/98
                                           N/A                   N/A                    N/A                    N/A        12/31/97
---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
INVESCO VIF                           8.838420            27,720.462               8.847207                  0.000        12/31/01
Small Company Growth Fund                  N/A                   N/A                    N/A                    N/A        12/31/00
                                           N/A                   N/A                    N/A                    N/A        12/31/99
                                           N/A                   N/A                    N/A                    N/A        12/31/98
                                           N/A                   N/A                    N/A                    N/A        12/31/97
---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
Janus Aspen Series                   12.672131         1,215,838.484               9.966204                  0.000        12/31/01
Aggressive Growth                    21.224171           993,843.327                    N/A                    N/A        12/31/00
Portfolio                            31.565210           329,807.902                    N/A                    N/A        12/31/99
                                     14.199318            53,896.345                    N/A                    N/A        12/31/98
                                     10.723950             2,830.076                    N/A                    N/A        12/31/97

---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
Janus Aspen Series                   13.032840         2,364,153.929              10.043546                  0.000        12/31/01
Worldwide Growth Portfolio           17.039678         2,082,293.354                    N/A                    N/A        12/31/00
                                     20.488548         1,026,072.851                    N/A                    N/A        12/31/99
                                     12.632936           402,131.168                    N/A                    N/A        12/31/98
                                      9.935860            56,665.753                    N/A                    N/A        12/31/97
---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
Janus Aspen Series                   15.907374         3,578,735.833              12.496901                  0.000        12/31/01
Balanced Portfolio                   16.920712         3,181,464.624                    N/A                    N/A        12/31/00
                                     17.556100         1,571,579.505                    N/A                    N/A        12/31/99
                                     14.043929           373,285.807                    N/A                    N/A        12/31/98
                                     10.604609            30,519.754                    N/A                    N/A        12/31/97
---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
Janus Aspen Series                   12.166993         2,211,504.181               9.758629                  0.000        12/31/01
Growth Portfolio                     16.393493         1,792,958.592                    N/A                    N/A        12/31/00
                                     19.453513           643,514.256                    N/A                    N/A        12/31/99
                                     13.699715           172,190.630                    N/A                    N/A        12/31/98
                                     10.239960            32,737.591                    N/A                    N/A        12/31/97
---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
Janus Aspen Series                   12.698027           675,126.139              10.254541                  0.000        12/31/01
International Growth                 16.774550           620,740.857                    N/A                    N/A        12/31/00
Portfolio                            20.234788           142,343.325                    N/A                    N/A        12/31/99
                                     11.256365            45,382.775                    N/A                    N/A        12/31/98
                                      9.735841            12,541.039                    N/A                    N/A        12/31/97

---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
Janus Aspen Series                    8.247987         1,650,016.481               8.280678                  0.000        12/31/01
Capital Appreciation                 10.678675         1,384,637.536                    N/A                    N/A        12/31/00
Portfolio                            13.234548           471,936.628                    N/A                    N/A        12/31/99
                                           N/A                   N/A                    N/A                    N/A        12/31/98
                                           N/A                   N/A                    N/A                    N/A        12/31/97


---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
PBHG Insurance                        9.568587           349,991.649               9.291589                  0.000        12/31/01
Series Fund                          16.299948           351,987.801                    N/A                    N/A        12/31/00
Growth II Portfolio                  19.835104            67,359.578                    N/A                    N/A        12/31/99
                                     10.147606            24,618.770                    N/A                    N/A        12/31/98
                                      9.511124             6,195.935                    N/A                    N/A        12/31/97

---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
PBHG Insurance                       14.641681           541,607.501              11.629578                  0.000        12/31/01
Series Fund                          20.703434           484,474.409                    N/A                    N/A        12/31/00
Large Cap Growth Portfolio           21.307087           158,614.893                    N/A                    N/A        12/31/99
                                     13.076352            31,474.961                    N/A                    N/A        12/31/98
                                     10.150555            11,415.131                    N/A                    N/A        12/31/97

---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------
PBHG Insurance Series Fund           10.450474         1,591,254.973              10.335507                  0.000        12/31/01
Technology & Communication           22.227020         1,164,557.256                    N/A                    N/A        12/31/00
Portfolio                            38.941384           433,441.908                    N/A                    N/A        12/31/99
                                     11.808346            65,820.143                    N/A                    N/A        12/31/98
                                      9.057045            20,974.008                    N/A                    N/A        12/31/97
---------------------------- -------------------- ----------------------- ---------------------- ---------------------- -----------


---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
SUBACCOUNT                         STANDARD             STANDARD              STANDARD WITH          STANDARD WITH
                              ACCUMULATION UNIT     ACCUMULATION UNITS   ADMINISTRATION CHARGES     ADMINISTRATION
                                     VALUE            OUTSTANDING                WAIVED             CHARGES WAIVED       YEAR
                                                                             ACCUMULATION            ACCUMULATION
                                                                               UNIT VALUE          UNITS OUTSTANDING
---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
PBHG Insurance                     9.142710             286,441.118               9.151792                  0.000        12/31/01
Series Fund                             N/A                     N/A                    N/A                    N/A        12/31/00
Select Value Portfolio                  N/A                     N/A                    N/A                    N/A        12/31/99
                                        N/A                     N/A                    N/A                    N/A        12/31/98
                                        N/A                     N/A                    N/A                    N/A        12/31/97

---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
PBHG Insurance                    10.074367             224,532.821              10.084362                  0.000        12/31/01
Series Fund                             N/A                     N/A                    N/A                    N/A        12/31/00
Mid-Cap Value Portfolio                 N/A                     N/A                    N/A                    N/A        12/31/99
                                        N/A                     N/A                    N/A                    N/A        12/31/98
                                        N/A                     N/A                    N/A                    N/A        12/31/97


---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
Scudder VIT                        7.299765              98,100.403               7.328677                  0.000        12/31/01
EAFE(R) Equity Index               9.829207              74,370.108                    N/A                    N/A        12/31/00
                                  11.958486               6,821.832                    N/A                    N/A        12/31/99
                                        N/A                     N/A                    N/A                    N/A        12/31/98
                                        N/A                     N/A                    N/A                    N/A        12/31/97
---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
Scudder VIT                       11.074827             153,151.939              11.118707                  0.000        12/31/01
Small Cap Index                   11.003134              83,894.729                    N/A                    N/A        12/31/00
                                  11.606269              15,259.149                    N/A                    N/A        12/31/99
                                        N/A                     N/A                    N/A                    N/A        12/31/98
                                        N/A                     N/A                    N/A                    N/A        12/31/97
---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
Strong Opportunity Fund           15.954009             638,318.778              13.209384                  0.000        12/31/01
II, Inc.                          16.800998             317,789.969                    N/A                    N/A        12/31/00
                                  15.981484             138,453.066                    N/A                    N/A        13/31/99
                                  12.012034              72,644.387                    N/A                    N/A        12/31/98
                                  10.727356               6,416.208                    N/A                    N/A        12/31/97
---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
Strong Mid Cap                    14.588097             573,334.387              11.378531                  0.000        12/31/01
Growth Fund II                    21.369830             454,659.296                    N/A                    N/A        12/31/00
                                  25.444156             120,559.085                    N/A                    N/A        12/31/99
                                  13.587521              33,197.715                    N/A                    N/A        12/31/98
                                  10.707133               2,147.556                    N/A                    N/A        12/31/97
---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
Van Kampen                        15.699340             335,452.774              12.897226                  0.000        12/31/01
Mid-Cap Value Portfolio           16.438193             253,713.630                    N/A                    N/A        12/31/00
                                  15.049488             183,388.647                    N/A                    N/A        12/31/99
                                  12.705082             111,076.120                    N/A                    N/A        12/31/98
                                  11.113227              16,674.966                    N/A                    N/A        12/31/97
---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
Van Kampen                        11.851536             401,628.667              11.258029                  0.000        12/31/01
Value Portfolio                   11.751659             132,621.948                    N/A                    N/A        12/31/00
                                   9.536137              78,330.649                    N/A                    N/A        12/31/99
                                   9.848411              34,212.111                    N/A                    N/A        12/31/98
                                  10.204064               9,944.401                    N/A                    N/A        12/31/97
---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
Van Kampen                        12.694998             713,042.852              11.883354                  0.000        12/31/01
Core Plus Fixed Income            11.776122             380,480.921                    N/A                    N/A        12/31/00
Portfolio                         10.749115             279,193.758                    N/A                    N/A        12/31/99
                                  11.079965              46,348.096                    N/A                    N/A        12/31/98
                                  10.412276                   4.653                    N/A                    N/A        12/31/97


---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------
Van Kampen                        13.094325             269,466.499              12.453115                  0.000        12/31/01
U.S. Real Estate Portfolio        12.088940             147,402.642                    N/A                    N/A        12/31/00
                                   9.482378              86,941.426                    N/A                    N/A        12/31/99
                                   9.758808              43,786.457                    N/A                    N/A        12/31/98
                                  11.101269               7,200.060                    N/A                    N/A        12/31/97
---------------------------- ------------------- ----------------------- ---------------------- ---------------------- -------------

The above table gives year-end Accumulation Unit information for each Subaccount other than The Timothy Plan Subaccounts from the end of the year of inception to December 31, 2001. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Value Portfolio. The Timothy Plan Conservative Growth Variable Series Subaccount and The Timothy Plan Strategic Growth Variable Series Subaccount commenced operations concurrently with the effective date of this prospectus with a beginning Accumulation Unit Value of 10.000000. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.



FINANCIAL STATEMENTS
The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the statement of additional information.

PERFORMANCE INFORMATION
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

YIELD DATA
The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

TOTAL RETURN DATA
The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average and Morningstar.

The Company may also:

         - compare the performance of a Subaccount with applicable indices and/or industry averages;

         - present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

         - compare investment return on a tax-deferred basis with currently taxable investment return;

         -        illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS
--------------------------------------------------------------------------------
The Separate Account currently offers the following Subaccounts. Each Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


DREYFUS PORTFOLIOS


Advisor:                                 DREYFUS VARIABLE INVESTMENT FUND ("VIF") - APPRECIATION PORTFOLIO - INITIAL SHARES
The Dreyfus Corporation                  The VIF Appreciation  Portfolio seeks to provide long-term capital growth consistent with the preservation of capital.  Current income is a secondary goal. To pursue these goals,
Sub-Advisor:                             the portfolio invests in common stocks, focusing  on "blue chip" companies with total
Fayez Sarofim & Co.                      market values of more than $5 billion at the time of purchase.

Advisor:                                 DREYFUS VARIABLE INVESTMENT FUND ("VIF") -MONEY MARKET PORTFOLIO
The Dreyfus Corporation                  The VIF Money  Market Portfolio  seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This
                                         Portfolio invests in a diversified portfolio of high quality short-term debt securities.
                                         An investment in the Money Market Portfolio is neither insured nor guaranteed by the
                                         Federal Deposit Insurance Corporation or any other government agency.  Although the
                                         Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Advisor:                                 DREYFUS VARIABLE INVESTMENT FUND ("VIF") -GROWTH AND INCOME PORTFOLIO - INITIAL SHARES
The Dreyfus Corporation                  The VIF Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the portfolio invests in stocks, bonds and money market instruments of domestic and foreign issuers.

Advisor:                                 DREYFUS VARIABLE INVESTMENT FUND ("VIF") -SMALL CAP PORTFOLIO - INITIAL SHARES
The Dreyfus Corporation                  The VIF Small Cap Portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of small-cap companies. Small cap companies are those with market capitalization of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.


Advisor:                                 THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES
The Dreyfus Corporation                  The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund normally invests at
Sub-Advisor:                             least 80% of its assets in the common stock of companies that Dreyfus believes meet
NCM Capital Management Group, Inc.       traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Advisor:                                 DREYFUS STOCK INDEX FUND - INITIAL SHARES
The Dreyfus Corporation                  The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500
                                         Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500
Index Manager:                           stocks in the S&P 500(R) in proportion to their weighting in the index. The Fund is not
Mellon Equity Associates (an affiliate   sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no
of Dreyfus)                              representation regarding the advisability of investing in the Fund.



INVESCO VARIABLE INVESTMENT FUNDS, INC.

Advisor:                                 INVESCO VIF - CORE EQUITY FUND
INVESCO Funds Group, Inc.                INVESCO VIF - Core Equity Fund seeks high total return through both growth and current income. The Portfolio normally invests in at least 65% (80% effective July 31,
                                         2002) of its assets in a combination of common stocks of companies with a history of paying regular dividends and debt securities. Debt securities include corporate obligations and obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated to other investments at INVESCO's discretion, based upon current business, economic, and market conditions. The portfolio was formerly called the Industrial Income Portfolio and the Equity Income
                                         Fund.

Advisor:                                 INVESCO VIF -HIGH YIELD FUND
INVESCO Funds Group, Inc.                INVESCO VIF - High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 65% (80% effective July 31, 2002) of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with investment grade and below investment grade ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates.

Advisor:                                 INVESCO VIF-HEALTH SCIENCES FUND
INVESCO Funds Group, Inc.                INVESCO VIF - Health Sciences seeks capital appreciation. The Portfolio normally invests at least 80% of its assets in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology and healthcare providers and service companies. The investment advisor attempts to blend well-established healthcare firms with faster-growing, more dynamic health care companies. Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund.


Advisor:
INVESCO Funds Group, Inc.                INVESCO VIF -DYNAMICS FUND
                                         INVESCO VIF - Dynamics Fund seeks capital appreciation. The Portfolio normally invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap
                                         Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. The
                                         Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show-accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.


Advisor:                                 INVESCO VIF-FINANCIAL SERVICES FUND
INVESCO Funds Group, Inc.                INVESCO VIF - Financial Services seeks capital appreciation. The Portfolio invests normally at least 80% of its assets in the equity securities of companies involved in the financial services sector. These companies include, but are not limited to, banks
                                         (regional and money-centers), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. The investment advisor seeks companies, which it believes can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive.

Advisor:
INVESCO Funds Group, Inc.                INVESCO VIF-SMALL COMPANY GROWTH FUND
                                         INVESCO VIF - Small Company Growth Fund seeks to achieve growth of capital by normally investing at least 65% (80% effective July 31, 2002) in equity securities of small capitalization companies. INVESCO defines small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase. The scope of the Index varies with market performance of the companies in the Index.



JANUS ASPEN SERIES

Advisor:                                 AGGRESSIVE GROWTH PORTFOLIO
Janus Capital Management LLC             This non-diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

Advisor:                                 WORLDWIDE GROWTH PORTFOLIO
Janus Capital Management LLC             This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. International investing may present special risks, including currency fluctuations and social and political developments.

Advisor:                                 BALANCED PORTFOLIO
Janus Capital Management LLC             This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

Advisor:                                 GROWTH PORTFOLIO
Janus Capital Management LLC             This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Advisor:                                 CAPITAL APPRECIATION PORTFOLIO
Janus Capital Management LLC             This non-diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.



PBHG INSURANCE SERIES FUND

Advisor:                                 PBHG GROWTH II PORTFOLIO
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Insurance Series Growth II Portfolio is to
                                         seek capital appreciation. The Portfolio invests primarily in common stocks of companies that have market capitalizations similar to the companies in the
                                         Russell Midcap(R) Growth Index and that have strong business momentum, earnings growth and capital appreciation potential. The Advisor expects to focus on companies whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase.

Advisor:                                 PBHG LARGE CAP GROWTH PORTFOLIO
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Insurance Series Large Cap Growth Portfolio
                                         is to seek long-term growth of capital. The Portfolio invests primarily in common stocks of companies that have market capitalizations similar to the companies in the Russell 1000(R) Growth Index and have strong business momentum, earnings growth and capital appreciation potential. The Advisor intends to focus growth securities, such as common stocks, of large capitalization companies that, in the Advisor's opinion, have strong business momentum, growth in earnings and potential for capital appreciation. The Advisor intends to focus on companies whose market capitalizations are over $5 billion at the time of purchase.

Advisor:                                 PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Insurance Series Technology &
                                         Communications Portfolio is to seek long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio, a non-diversified fund, invests primarily in common stocks of companies doing business in the
                                         Technology and Communications sector of the market. The Portfolio is concentrated which means it will invest 25% or more of its total assets in the groups of the industries within that sector.

Advisor:                                 PBHG SELECT VALUE PORTFOLIO
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Select Value Portfolio is to seek long-term growth of capital and income. Current income is a secondary objective. The
                                         Portfolio invests in common stocks of no more than 30 companies that have market capitalizations similar to the companies in the S&P 500 Index and are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The
                                         Advisor expects to focus on those companies whose market capitalizations are over $1 billion at the time of purchase.

Advisor:                                 PBHG MID-CAP VALUE PORTFOLIO
Pilgrim Baxter & Associates, Ltd.        The investment objective of PBHG Mid-Cap Value Portfolio is to seek to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. The Portfolio invests primarily in common stocks of companies that have market capitalizations similar to those in the S&P
                                         MidCap 400 Index and are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the Index and its sector weightings are generally within 10% of the Index.



SCUDDER INVESTMENTS VIT FUNDS

Advisor:                                 VIT EAFE(R) EQUITY INDEX (1)
Deutsche Asset                           Investments in securities of foreign issuers present greater risks including
Management, Inc.                         currency fluctuations and changes in political/economic conditions. Foreign securities markets generally exhibit greater price volatility and are less liquid than the US markets. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI
                                         EAFE(R) Index closely enough to track its performance.

                                         The EAFE(R) Index is the exclusive property of Morgan Stanley Capital
                                         International, a service of Morgan Stanley and has been licensed for use by the
                                         VIT EAFE(R) Index Fund's investment advisor.

Advisor:                                 VIT SMALL CAP INDEX(1)
Deutsche Asset                           Investments in small-size company stocks generally carry greater
Management, Inc.                         risks than are typically associated with larger companies for various reasons such as steeper price fluctuations, narrower markets, limited financial resources, and less liquid stock. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                                         "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.

                                         (1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc.,
                                         Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset
                                         Management, Inc., and Deutsche Asset Management Investment Services Limited.


STRONG PORTFOLIOS

Advisor:                                 STRONG OPPORTUNITY FUND II, INC.
Strong Investments                       The Strong Opportunity Fund II invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are under-priced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value "-- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. To a limited extent, the fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's Private Market Value.

Advisor:                                 STRONG VARIABLE INSURANCE FUNDS, INC.-STRONG MID CAP GROWTH FUND II
Strong Investments                       The Strong Mid Cap Growth Fund II invests, under normal conditions, at least 65%
                                         of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the
                                         Russell Midcap(TM) Index at the time


THE TIMOTHY PLAN

Advisor:                                 THE TIMOTHY PLAN STRATEGIC GROWTH VS
Timothy Partners, Ltd.                   The primary investment objective of the Timothy Plan Strategic Growth Variable
                                         Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least
                                         75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."

Advisor:                                 THE TIMOTHY PLAN CONSERVATIVE GROWTH VS
Timothy Partners, Ltd.                   The primary investment objective of the Timothy Plan Conservative Growth
                                         Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least
                                         75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."

VAN KAMPEN(1)

Advisor:                              MID CAP VALUE PORTFOLIO
Van Kampen(1)                         The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends. The Advisor analyzes securities to identify stocks that are believed to be undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases.

Advisor:                              VALUE PORTFOLIO
Van Kampen(1)                         The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.
                                      The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

Advisor:                              CORE PLUS FIXED INCOME PORTFOLIO- (FORMERLY, FIXED INCOME PORTFOLIO)
Van Kampen(1)                         The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The
                                      Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").

Advisor:                              U.S. REAL ESTATE PORTFOLIO
Van Kampen(1)                         The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS
The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
-----------------------------------------------------------------

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.


The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., ("GAFRI") a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Annuity Investors(R) Variable Account B was established by the Company as an insurance company separate account under the laws of the State of Ohio on December 19, 1996, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.


GREAT AMERICAN ADVISORS, INC.
--------------------------------------------------------------------------------
Great American Advisors(SM), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to owners over age
80. When permitted by state law and in exchange for lower initial commissions GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law the Company and/or GAA may pay production persistency and managerial bonuses as well as other promotional incentives in cash or other compensation to registered representatives of GAA and/or other broker-dealers.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS BY THE COMPANY
There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as indicated below, the Company will never charge more to a Contract than the fees and charges described, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

Purpose of Charge         Offset expenses incurred by the Company in the sale
                          of the Contracts, including commissions paid and
                          costs of sales literature.
Amount of Charge          Up to 8% of each purchase payment depending on number
                          of years elapsed since receipt of the purchase payment.



==============================================================================================================================
Number of full years elapsed between date
of receipt of purchase payment and date          0        1        2        3       4        5        6        7       8 or
request for surrender received                                                                                         more
------------------------------------------------------------------------------------------------------------------------------
CDSC as a percentage of purchase payment
surrendered                                      8%       8%       8%       7%      6%       5%       3%       2%      0%
==============================================================================================================================


When Assessed                        On partial or full surrenders of purchase payments during Accumulation Period.

Assessed Against What                Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers                              -    Free withdrawal privilege. See the Surrenders section for information.
                                     -    In the Company's discretion where the Company incurs reduced sales and servicing expenses.
                                     -    Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.
                                     -    If the Contract is issued with a tax sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.
                                     -    Long term care waiver rider. See the Surrenders section for information.
                                     -    If the Social Security Administration determines after the Contract is issued that the owner is "disabled" as that term is defined in the Social
                                          Security Act of 1935, as amended.
                                     -    Successor owner endorsement. See the Account Value section for information.
                                     -    Where required to satisfy state law or requirements for participation in certain retirement plans.


CONTRACT MAINTENANCE FEE

Purpose of Charge                   Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge                    $30.00 per year.

When Assessed                       During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender.
                                    During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What               Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the
                                    Contract has an interest on the date of the charge. During the Benefit
                                    Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the fixed account options.

Waivers                             -        During the Accumulation Period if the Account Value is at least
                                             $40,000 on the date the charge is due (individual contracts only).
                                    -        During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).
                                    -        In the Company's discretion where the Company incurs reduced sales and servicing expenses.
                                    -        During the Benefit Payment Period where required to satisfy state law.


TRANSFER FEE

Purpose of Charge                    Offset cost incurred in administering the Contracts.

Amount of Charge                     $10 for each transfer in excess of 12 in any contract year.
                                     The Company reserves the right to change the amount of this charge at any time.

When Assessed                        During the Accumulation Period.

Assessed Against What                Deducted from amount transferred.

Waivers                              Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the
                                     12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.


ADMINISTRATION CHARGE

Purpose of Charge                    Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge                     Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed                        During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What                Amounts invested in the Subaccounts. Not assessed against the fixed account options.
Waivers                              May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.


MORTALITY AND EXPENSE RISK CHARGE

Purpose of Charge                   Compensation for bearing certain mortality
                                    and expense risks under the Contract.
                                    Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the
                                    Contracts and the Separate Account will
                                    exceed the amount recovered through the
                                    contract maintenance fees, transfer fees and administration charges.

Amount of Charge                    Daily charge equal to 0.003403%
                                    of the daily Net Asset Value for each
                                    Subaccount, which corresponds to an
                                    effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.

When Assessed                       During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What               Amounts invested in the Subaccounts. Not
                                    assessed against the fixed account options.

Waivers                             None.


PREMIUM TAXES

Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company has a tax liability under state law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Fee Table of this Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS
--------------------------------------------------------------------------------
Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.


RIGHT TO CANCEL

The owner of an individual Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the purchase payment(s), as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payment(s), less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the owner instructed.

PERSONS WITH RIGHTS UNDER A CONTRACT


OWNER: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. In the case of a group Contract, the participant will have the rights of an owner unless restricted by the terms of an employer plan. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

JOINT OWNERS: There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

ANNUITANT: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified Contract. The owner may designate an annuitant under a non-tax-qualified Contract.

BENEFICIARY: The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. The beneficiary is the payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
--------------------------------------------------------------------------------
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide at least once each contract year a report of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the owner's interest in the fixed investment options as of that time; and (2) the value of the owner's interest in the Subaccounts as of that time. The value of the owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -        transfer from a Subaccount

         -        full or partial surrender from the Subaccounts

         -        payment of a death benefit

         - application of the amounts in the Subaccounts to a settlement option

         -        deduction of the contract maintenance fee

         -        deduction of any transfer fee

SUCCESSOR OWNER ENDORSEMENT

If the Contract is modified by the successor owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

The successor owner endorsement may not be available in all states.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

                                                                     TAX-QUALIFIED                    NON-TAX-QUALIFIED
-------------------------------------------------------------------- -------------------------------- -----------------------------
MINIMUM INITIAL PURCHASE PAYMENT                                     $2,000*                          $10,000
-------------------------------------------------------------------- -------------------------------- -----------------------------
MINIMUM MONTHLY UNDER PERIODIC PAYMENT PROGRAM                       $50                              $100
-------------------------------------------------------------------- -------------------------------- -----------------------------
MINIMUM ADDITIONAL PAYMENTS                                          $50                              $50
-------------------------------------------------------------------- -------------------------------- -----------------------------
MAXIMUM SINGLE PURCHASE PAYMENT                                      $500,000 or Company approval     $500,000 or Company approval

*Group contracts are designed and intended for groups with an average initial certificate amount of at least $5,000.

The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the initial purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

PURCHASE PAYMENT BONUS

A bonus in the amount of 4% of each purchase payment will be credited to the Account Value. The bonus will be deemed to be a purchase payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of purchase payment allocations. Any bonus credited to a purchase payment is also deemed to be part of that purchase payment for CDSC purposes. This means if the bonus is returned to the owner on a full or partial surrender following the first Contract year, a contingent deferred sales charge, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the Right to Cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year.

The bonus will not be returned to the owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered in full during the first Contract year, unless otherwise required by state law. In either case, the bonus will be forfeited and the owner will bear the risk of investment gains or losses on the amount of the bonus that was allocated to Subaccounts.

The bonus is funded from the Company's General Account, and the Company guarantees that the bonus will never be less than 4%. The contingent deferred sales charge ("CDSC") for the Contract is slightly higher and longer than for the other variable annuity contracts issued by the Company through Annuity Investors(R) Variable Account B. The Company expects to partially recover the expenses associated with providing the bonus under the Contract from this additional CDSC. The standard mortality and expense risk charge for the Contract is the same as for other variable annuity standard contracts issued by the Company through Annuity Investors(R) Variable Account B. It does not include any additional charge for the bonus feature.

In certain circumstances, due to the generally higher surrender charge and longer surrender period for a contract with a bonus, an annuity contract without a bonus may provide greater value on surrender. In addition, if you surrender your contract during the first Contract Year, we will recapture the entire amount of the bonus even if your Contract has declined in value to an amount less than your Purchase Payments. As with any variable annuity that features a contingent deferred sales charge, you should carefully consider your need to access your Account Value during the CDSC period, and the extent to which the free withdrawal privilege available under the Contract may be sufficient.

INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or fixed account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available fixed account options are as follows:

                   Fixed Accumulation Account Option
                   One Year Guaranteed Interest Rate Option
                   Three Year Guaranteed Interest Rate Option
                   Five Year Guaranteed Interest Rate Option
                   Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
-------------------------------------------------------------------- ---------------------------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                                 $10
-------------------------------------------------------------------- ---------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT                     $10
-------------------------------------------------------------------- ---------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE OPTION                 $2,000
                                                                     No amounts may be allocated to a guarantee period option which would extend beyond the owner's 85th birthday or 5 years after the effective date of the Contract, if later.
-------------------------------------------------------------------- ---------------------------------------------------------------
ALLOCATION DURING RIGHT TO CANCEL PERIOD                             No current restrictions, however, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the fixed accumulation account option during the right to cancel period.

Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

PRINCIPAL GUARANTEE PROGRAM

An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS

At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options--Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

TRANSFERS

During the Accumulation Period, an owner may transfer amounts among Subaccounts, between fixed account options, and/or between Subaccounts and fixed account options by written request once each Valuation Period.

The current restrictions on transfers are as follows:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
-------------------------------------------------------------------- ---------------------------------------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT                                 $500 or balance of Subaccount, if less
-------------------------------------------------------------------- ---------------------------------------------------------------
MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION                           $500 or balance of fixed account option, if less
-------------------------------------------------------------------- ---------------------------------------------------------------
MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE OPTION                   $2,000
                                                                     No amounts may be transferred to a guarantee period option, which would extend beyond the owner's 85th birthday or 5 years after the effective date of the Contract, if later.
-------------------------------------------------------------------- ---------------------------------------------------------------
MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER THAN FIXED          During any contract year, 20% of the fixed account option's
ACCOUNT GUARANTEE OPTION WHICH IS MATURING                           value as of the most recent contract anniversary.
-------------------------------------------------------------------- ---------------------------------------------------------------
TRANSFERS FROM FIXED ACCOUNT OPTIONS                                 -         May not be made prior to first contract anniversary.
                                                                     -         Amounts transferred from fixed account options to
                                                                               Subaccounts may not be transferred back to fixed
                                                                               account options for a period of 6 months from the
                                                                               date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

--------------------------------- ------------------------------- ------------------------------ ---------------------------------
SERVICE                           DESCRIPTION                     MINIMUM ACCOUNT REQUIREMENTS   LIMITATIONS/NOTES
--------------------------------- ------------------------------- ------------------------------ ---------------------------------
DOLLAR COST AVERAGING             Automatic transfers from the    Source of funds must be at     Dollar cost averaging transfers
                                  money market Subaccount to any  least $10,000.                 may not be made to any of the
There are risks involved in       other Subaccount(s), or from                                   Fixed Account Options. The
switching between investments     the Fixed Accumulation Account  Minimum transfer per month is  dollar cost averaging transfers
available under the Contract.     option to any Subaccount(s), on $500. When balance of source   will take place on the last
Dollar cost averaging requires    a monthly or quarterly basis.   of funds falls below $500,     Valuation Date of each calendar
regular investments regardless of                                 entire balance will be         month or quarter as requested
fluctuating price levels and does                                 allocated according to dollar  by the owner.
not guarantee profits or prevent                                  cost averaging instructions.
losses in a declining market. You
should consider your financial
ability to continue dollar cost
averaging transfers through
periods of changing price levels.
--------------------------------- ------------------------------- ------------------------------ ---------------------------------

PORTFOLIO REBALANCING             Automatically transfer amounts  Minimum Account Value of       Transfers will take place on
                                  between the Subaccounts and the $10,000.                       the last Valuation Date of each
                                  Fixed Accumulation Account                                     calendar quarter. Portfolio
                                  option to maintain the                                         rebalancing will not be
                                  percentage allocations selected                                available if the dollar cost
                                  by the owner.                                                  averaging program or an
                                                                                                 interest sweep from the fixed
                                                                                                 accumulation account option is
                                                                                                 being utilized.
--------------------------------- ------------------------------- ------------------------------ ---------------------------------

INTEREST SWEEP                    Automatic transfers of the      Balance of each fixed account  Interest sweep transfers will
                                  income from any fixed account   option selected must be at     take place on the last
                                  option(s) to any Subaccount(s). least $5,000. Maximum transfer Valuation Date of each calendar from each fixed account option quarter. Interest Sweep is not selected is 20% of such Fixed  available from the Seven-Year
                                                                  Account Option's value per     Guaranteed Interest Rate Option
                                                                  year. Amounts transferred      if the Principal Guarantee
                                                                  under the interest sweep       Program is selected.
                                                                  program will reduce the 20%
                                                                  maximum transfer amount
                                                                  otherwise allowed.
--------------------------------- ------------------------------- ------------------------------ ---------------------------------

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period at 1-800-789-6771, or by facsimile at 513-412-3766, or over the internet through the Company's website at www.commodoreva.com, between 9:30 a.m. and 4:00 p.m. Eastern Time. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's website, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

TERMINATION OF TRANSFER PROGRAMS

The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771 or by facsimile at 513-412-3766, or through the Company's website at www.commodoreva.com. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the service.

OTHER RESTRICTIONS ON TRANSFERS

Transfers may also be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract owners. In particular, a pattern of transfers at coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or to Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may not be able to effectuate transfers in such situations.


SURRENDERS

An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on surrender. If bonus amounts credited to a purchase payment are returned to the owner on a full or partial surrender following the first year, a contingent deferred sales charge, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the free look period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year. The restrictions and charges on surrenders are as follows:

                                                                           TAX-QUALIFIED               NON-TAX-QUALIFIED
-------------------------------------------------------------------------- ---------------------------------------------------------
MINIMUM AMOUNT OF PARTIAL SURRENDER                                                                    $500
-------------------------------------------------------------------------- ---------------------------------------------------------
MINIMUM REMAINING SURRENDER VALUE AFTER PARTIAL SURRENDER                                              $500
-------------------------------------------------------------------------- ---------------------------------------------------------
AMOUNT AVAILABLE FOR SURRENDER (valued as of end of Valuation Period in    Surrender Value, subject to   Surrender Value, subject to
which request for surrender is received by the Company)                    tax law or employer plan      employer plan restrictions
                                                                           restrictions on withdrawals   on withdrawals
-------------------------------------------------------------------------- ----------------------------- ---------------------------
TAX PENALTY FOR EARLY WITHDRAWAL                                           Up to 10% of Surrender Value before age 59 1/2
-------------------------------------------------------------------------- ---------------------------------------------------------
CONTRACT MAINTENANCE FEE ON FULL SURRENDER                                 $30 (no CDSC applies to fee)
-------------------------------------------------------------------------- ---------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE ("CDSC")                                  Up to 8% of purchase payments
-------------------------------------------------------------------------- ---------------------------------------------------------
ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC (ORDER MAY BE DIFFERENT FOR TAX   First from accumulated earnings (no CDSC applies) and
PURPOSES)                                                                  then from purchase payments on "first-in, first-out"
                                                                           basis (CDSC may apply)

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request unless the owner requests that the surrender be withdrawn from a specific investment option.

A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

LONG TERM CARE WAIVER RIDER

If a Contract is modified by the long term care waiver rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all States.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to owners of tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value, before deduction of any applicable contingent deferred sales charges, is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount which would be due the owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD
--------------------------------------------------------------------------------

ANNUITY BENEFIT
An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately proceeding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person payee is the owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the annuitant of the Contract.

The owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. If the owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.


DEATH BENEFIT
A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the larger of the following two amounts:

The Account Value on the Death Benefit Valuation Date.
The total purchase payment(s), including the bonus(es) thereon, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made; the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

SETTLEMENT OPTIONS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the statement of additional information.

FORM OF SETTLEMENT OPTION

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, Semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR AT LEAST A FIXED PERIOD: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the statement of additional information.

The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the statement of additional information. In addition, tax deferral is not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan or the owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). Tax-deferral is generally also available under these IRC Sections through the use of a trust or custodial account without the use of an annuity.

Tax law requirements applicable to tax-qualified retirement plans, including Individual Retirement Annuities ("IRAs") and the tax treatment of amounts held and distributed under such plans, are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a Contract used in the plan. In particular, if you intend to use the Contract in connection with a tax-qualified retirement plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on tax-qualified retirement plans, including IRAs.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. This Contract provides death benefits that in certain circumstances may exceed the greater of the purchase payments and the Account Value. It is possible that the Contract's death benefit could be viewed as providing life insurance coverage, with the result that the Contract would not be viewed as satisfying the requirements of an IRA. This could result in adverse tax consequences to the owner.

ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax-deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses. As discussed above, there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (including Roth IRAs).

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plans.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Under Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code, provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts:

------------------------- ---------------------------------------------------------- -----------------------------------------------
                          TAX-QUALIFIED PLANS                                        BASIC NON-TAX-QUALIFIED CONTRACTS
                          NONQUALIFIED DEFERRED COMPENSATION PLANS
------------------------- ---------------------------------------------------------- -----------------------------------------------
PLAN TYPES                -         IRC ss.401 (Pension and Profit Sharing)            -         IRC ss.72 only
                          -         IRC ss.403(b) (Tax Sheltered Annuities)
                          -         IRC ss.408 (IRA, SEP, SIMPLE IRA)
                          -         IRC ss.408A (Roth IRA)
                          -         IRC ss.457
                          -         Nonqualified Deferred Compensation
------------------------- -------------------------------------------------------- -------------------------------------------------
WHO MAY PURCHASE CONTRACT Natural person, employer, or employer plan. Nonqualified Anyone. Non-natural person may purchase but will
                          deferred compensation plans will generally lose          generally lose tax-deferred status.
                          tax-deferred status of Contract.
------------------------- -------------------------------------------------------- -------------------------------------------------
TAXATION OF SURRENDERS    If there is an after-tax "investment in the contract," a Account Value in excess of "investment in the pro rata portion of amount surrendered is taxable income contract" is included in taxable income.
                          based on ratio of "investment in the contract" to        Generally, the "investment in the contract" will
                          Account Value. Usually, 100% of distributions from a     equal the sum of all purchase payments less prior
                          qualified plan must be included in taxable income        non-taxable withdrawals. Surrenders are deemed to
                          because there were no after-tax contributions and        come from earnings first, and "investments in the
                          therefore no "investment in the contract."  Qualified    contract" last.
                          distributions from ss.408A Roth IRA may be completely
                          tax-free.                                                For a Contract purchased as part of an IRC
                                                                                   Section 1035 exchange which includes
                          Surrenders prior to age 59 1/2 may be subject to 10%     contributions made before August 14, 1982 ("pre-
                          or greater tax penalty depending on the                  TEFRA contributions") partial withdrawals are not
                          type of qualified plan.                                  taxable until the pre-TEFRA contributions have
                                                                                   been returned.

                          Surrenders from tax-qualified Contracts may be           The taxable portion of any surrender prior to age
                          restricted to meet requirements of the Internal          59 1/2 may be subject to a 10% tax penalty.
                          Revenue Code or the terms of a retirement plan.
------------------------- -------------------------------------------------------- -------------------------------------------------
TAXATION OF BENEFIT       For fixed dollar benefit payments, a percentage of each payment is tax-free equal to the ratio of after-
PAYMENTS (ANNUITY BENEFIT tax "investment in the contract" (if any) to the total expected payments, and the balance is included in
PAYMENTS OR DEATH BENEFIT taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax-
PAYMENTS)                 free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax-free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% penalty (25% for SIMPLE IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the owner.

                          As discussed above, there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (including Roth IRAs). Please refer to the
                          Individual Retirement Annuities section of this prospectus for additional information.
------------------------- ----------------------------------------------------------------------------------------------------------
TAXATION OF LUMP SUM      Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death benefit
DEATH BENEFIT PAYMENT     distributions. As discussed above, there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (including Roth IRAs). Please refer to the
                          Individual Retirement Annuities section of this prospectus for additional information.
------------------------- ------------------------------------------------------- --------------------------------------------------
ASSIGNMENT OF             Assignment and transfer of ownership generally not      Generally, deferred earnings become taxable to
CONTRACT/TRANSFER OF      permitted.                                              transferor at time of transfer and transferee
OWNERSHIP                                                                         receives an "investment in the contract" equal to
                                                                                  the Account Value at that time. Gift tax
                                                                                  consequences are not discussed herein.
------------------------- ------------------------------------------------------- --------------------------------------------------
WITHHOLDING               Eligible rollover distributions from Section 401 and    Generally, payee may elect to have taxes withheld
                          Section 403(b) Contracts subject to 20% mandatory       or not.
                          withholding on taxable portion unless direct rollover.
                          Section 457 plan benefits and nonqualified deferred
                          compensation plan benefits subject to wage
                          withholding. For all other payments, payee may elect
                          to have taxes withheld or not.
------------------------- ------------------------------------------------------- --------------------------------------------------

GLOSSARY OF FINANCIAL TERMS
-------------------------------------------------------------------------------
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

The Benefit Unit Value for each Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT
--------------------------------------------------------------------------------
The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http://www.sec.gov. The registration number for the Registration Statement is 333-51971.



OTHER INFORMATION AND NOTICES
--------------------------------------------------------------------------------

HOUSEHOLDING- REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report or other required document per household ("householding") may revoke their consent, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who wish to give consent for householding to avoid receiving multiple copies of required documents must do so in writing. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports and other required documents only in electronic form must give their consent in writing. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS

The Company and Great American Advisors, Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to either Company's assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:

                                                                                                                             Page
     ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                                                                         .................................................      3
            General Information and History
                                                       ...................................................................      3
            State Regulation
                                                       ...................................................................      3
     SERVICES
                          ................................................................................................      3
             Safekeeping of Separate Account Assets
                                                                        ..................................................      3
             Records and Reports
                                             .............................................................................      3
             Experts
                           ...............................................................................................      3
     DISTRIBUTION OF THE CONTRACTS
                                                              ............................................................      3
     CALCULATION OF PERFORMANCE INFORMATION
                                                                                ..........................................      4
            Money Market Subaccount Standardized Yield Calculation
                                                                                                 .........................      4
            Average Annual Total Return Calculation
                                                                         .................................................      5
            Cumulative Total Return Calculation
                                                                 .........................................................      5
             Standardized Average Annual Total Return Data
                                                                                    ......................................      6
             Non-Standardized Average Annual Total Return Data
                                                                                         .................................      7
             Other Performance Measures
                                                         .................................................................      8
     BENEFIT UNITS-TRANSFER FORMULAS
                                                                   .......................................................      9
     FEDERAL TAX MATTERS
                                             .............................................................................     10
             Taxation of Separate Account Income
                                                                     .....................................................     10
             Tax Deferred Status of Non Qualified Contracts
                                                                                  ........................................     10
     FINANCIAL STATEMENTS
                                              ............................................................................     11



          Copies of the statement of additional information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company(R), P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site, www.commodoreva.com, to request a copy.


--------------------------------------------------------------------------------


       Name:
       ------------------------------------------------------------------
       Address:
       ------------------------------------------------------------------
       City:
       ------------------------------------------------------------------
       State:
       ------------------------------------------------------------------
       Zip:
       ------------------------------------------------------------------

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

              THE COMMODORE NAVIGATOR*, THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2002

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2002, for either The Commodore Navigator, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the Scudder VIT Equity 500 Index Subaccount, the INVESCO VIF-Total Return Fund Subaccount, the Van Kampen - Emerging Markets Equity Portfolio, and The Timothy Plan Small-Cap Variable Series Subaccount (collectively, the "Subaccounts"). The Scudder, INVESCO, and Van Kampen Subaccounts are additional investment options of the Contracts available only to Contract owners who held Accumulation Units in these Subaccounts on April 30, 2001. The Timothy Plan Subaccount is an additional investment option of the Contracts available only to Contract owners who held Accumulation Units in that Subaccount on April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2002, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Navigator is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

--------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-  THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
-  THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
   UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
-  THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

--------------------------------------------------------------------------------

FEE TABLE
---------

These tables describe fees and expenses that you may pay directly or indirectly if you allocate purchase payments to or transfer amounts to the Subaccounts. More complete information about fees and expenses that you may pay directly or indirectly by purchasing a Contract is located in the "Fee Table" and the "Charges and Deductions" sections of the Contract Prospectus.

PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE REIMBURSEMENT) FOR YEAR ENDED
12/31/01(1)
(As a percentage of Portfolio average net assets)

                                                                           MANAGEMENT       OTHER      TOTAL ANNUAL
PORTFOLIO                                                                     FEES         EXPENSES      EXPENSES
------------------------------------------------------------------------ --------------- ------------- --------------
Scudder VIT Equity 500 Index(2)                                               0.20           0.10          0.30
------------------------------------------------------------------------ --------------- ------------- --------------
INVESCO VIF Total Return Fund(3)                                              0.75           0.40          1.15
------------------------------------------------------------------------ --------------- ------------- --------------
Van Kampen - Emerging Markets Equity Portfolio(4)                             0.98           0.77          1.75
------------------------------------------------------------------------ --------------- ------------- --------------
The Timothy Plan Small-Cap Variable Series(5)                                 1.00           0.20          1.20
------------------------------------------------------------------------ --------------- ------------- --------------

     (1) Data for each Portfolio are for its fiscal year ended December 31, 2001. Actual expenses in future years may be higher or lower. The Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. The actual fees and expenses for the Portfolios before any applicable fee waivers, or expense reductions or reimbursements were as follows:

                                                                                                  TOTAL
        PORTFOLIO                                                     MANAGEMENT      OTHER       ANNUAL
                                                                         FEES        EXPENSES    EXPENSES
        ----------------------------------------------------------- --------------- ----------- ------------
        Scudder VIT Equity 500 Index(2)                                  0.20          0.11        0.31
        ----------------------------------------------------------- --------------- ----------- ------------
        INVESCO VIF Total Return Fund(3)                                 0.75          0.56        1.31
        ----------------------------------------------------------- --------------- ----------- ------------
        Van Kampen - Emerging Markets Equity Portfolio(4)                0.98          0.87        1.85
        ----------------------------------------------------------- --------------- ----------- ------------
        The Timothy Plan Small-Cap Variable Series(5)                    1.00          1.00        2.00
        ----------------------------------------------------------- --------------- ----------- ------------

     (2)The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

     (3)The INVESCO VIF Total Return Fund's actual Other Expenses and Total Annual Expenses were lower than the figures shown, because the Fund's custodian fees were reduced under an expense offset agreement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors.

     (4)The management fee for the Van Kampen - Emerging Markets Equity Portfolio has been reduced to reflect the voluntary waiver of a portion or all of the management fee and reimbursement by the portfolio's adviser to the extent the total annual operating expenses excluding certain investment-related expenses exceed 1.75%. For the year ended 12/31/2001, these excluded expenses totaled 0.05%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

     (5)The Adviser contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 1.20% through the life of the fund. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitations.

EXAMPLES
--------

The following examples should help you compare the cost of investing in the Subaccounts described in this Supplemental Prospectus with the cost of investing in other Subaccounts available under the Contracts, as described in the Contract Prospectus.

The following examples should not be considered a representation of past or future expenses or annual rates of return of any Portfolio or Subaccount. Actual expenses and annual rates of return may be greater or lesser than the amounts shown. The Examples assume the reinvestment of all dividends and distributions, no transfers among Subaccounts or between the Fixed Account options and the Subaccounts, and a 5% annual rate of return. The certificate or contract maintenance fee for The Commodore Navigator, The Commodore Advantage and The Commodore Independence is reflected in the Examples as a charge of $2.01, $0.22 or $1.25, respectively, based on the ratio of actual certificate or contract maintenance fees collected for the year ending 12/31/01 to total average net assets as of 12/31/01. The Examples do not include charges for premium taxes. Any waivers or reimbursement of Portfolio fees and/or expenses are reflected in the Examples, and are assumed to continue throughout the periods shown.

-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------
THE COMMODORE NAVIGATOR SCUDDER VIT
EQUITY 500 INDEX SUBACCOUNT            If  the  owner  surrenders  his  or  her  If the owner does not  surrender  his or contract  at the  end of the  applicable  her Contract,  or if it is annuitized at
                                       time  period,   the  following  expenses  the end of the  applicable  time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment

-------------------------------------- ----------------------------------------- -----------------------------------------

                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       90        113        144        277        20        63         114       277
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age 65 and Younger                 91        117        150        290        21        67         120       290
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age over 65 and under 79           92        122        158        310        22        72         128       310
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Enhanced Contracts                       87        104        127        235        17        54         97        235
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Enhanced Contracts With
Administration Charge Waived             85        99         118        214        15        49         88        214
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------


-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE NAVIGATOR INVESCO VIF    If the owner surrenders his or her        If the owner does not surrender his or
TOTAL RETURN FUND SUBACCOUNT           contract at the end of the applicable     her Contract, or if it is annuitized at
                                       time period, the following expenses       the end of the applicable time period,
                                       would be charged on a $1,000 investment   the following expenses would be charged
                                                                                 on a $1,000 investment

-------------------------------------- ----------------------------------------- -----------------------------------------

                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       98        141        192        387        28        91         162       387
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age 65 and Younger                 99        144        198        399        29        94         168       399
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age over 65 and under 79           101       149        206        417        31        99         176       417
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Enhanced Contracts                       95        131        176        349        25        81         146       349
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Enhanced Contracts With
Administration Charge Waived             94        127        167        330        24        77         137       330
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------


-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE NAVIGATOR                If the owner surrenders his or her        If the owner does not surrender his or
VAN KAMPEN - EMERGING MARKETS EQUITY   contract at the end of the applicable     her Contract, or if it is annuitized at
PORTFOLIO SUBACCOUNT                   time period, the following expenses       the end of the applicable time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment

                                       ----------------------------------------- -----------------------------------------


                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       104       160        225        459        34        110        195       459
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age 65 and Younger                 105       163        230        471        35        113        200       471
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age over 65 and under 79           107       167        238        488        37        117        208       488
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Enhanced Contract                        101       150        209        423        31        100        179       423
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Enhanced Contracts With
Administration Charge Waived             100       146        201        405       100        146        201       405
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

* Annuitization is not permitted under the Contracts until after the second Contract Year.

-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE NAVIGATOR                If  the  owner  surrenders  his  or  her  If the owner does not  surrender  his or
TIMOTHY PLAN SMALL-CAP VARIABLE        contract  at the  end of the  applicable  her Contract,  or if it is annuitized at
SERIES SUBACCOUNT                      time  period,   the  following  expenses  the end of the  applicable  time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment

                                       ----------------------------------------- -----------------------------------------


                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       99        142        195        393        29        92         165       393
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age 65 and Younger                 100       146        201        405        30        96         171       405
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age over 65 and under 79           101       150        209        423        31        100        179       423
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Enhanced Contract                        96        133        178        356        26        83         148       356
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Enhanced Contracts With
Administration Charge Waived             94        128        170        336        24        78         140       336
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------


------------------------------------- ------------------------------------------ -----------------------------------------
                                          Example # 1 - Assuming Surrender          Example #2 - Assuming No Surrender
                                          --------------------------------          ----------------------------------

THE COMMODORE ADVANTAGE SCUDDER VIT   If  the  owner   surrenders  his  or  her  If the owner does not  surrender  his or
EQUITY 500 INDEX SUBACCOUNT           contract  at the  end  of the  applicable  her Contract,  or if it is annuitized at
                                      time  period,   the  following   expenses  the end of the  applicable  time period,
                                      would be charged on a $1,000 investment    the following  expenses would be charged
                                                                                 on a $1,000 investment

                                      ------------------------------------------ -----------------------------------------


                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
------------------------------------- --------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       98        138        165        256        18        58         105       256
------------------------------------- --------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Standard Contracts With
Administration Charges Waived            96        133        156        235        16        53         96        235
------------------------------------- --------- ---------- ---------- ---------- --------- ---------- ---------- ---------


--------------------------------------- ---------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE ADVANTAGE INVESCO VIF     If  the  owner  surrenders  his  or her  If the owner does not  surrender  his or
TOTAL RETURN FUND SUBACCOUNT            contract  at the end of the  applicable  her Contract,  or if it is annuitized at time  period,  the  following  expenses  the end of the  applicable  time period, would be charged on a $1,000 investment  the following  expenses would be charged on a $1,000 investment

                                        ---------------------------------------- -----------------------------------------


                                        1 Year   3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       106       165        213        367        26        85         153       367
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Standard Contracts With
Administration Charges Waived            105       161        205        348        25        81         145       348
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------


--------------------------------------- ---------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE ADVANTAGE                 If  the  owner  surrenders  his  or her  If the owner does not  surrender  his or
VAN KAMPEN - EMERGING MARKETS EQUITY    contract  at the end of the  applicable  her Contract,  or if it is annuitized at
PORTFOLIO SUBACCOUNT                    time  period,  the  following  expenses  the end of the  applicable  time period, would be charged on a $1,000 investment  the following  expenses would be charged on a $1,000 investment

                                        ---------------------------------------- -----------------------------------------


                                        1 Year   3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       113       184        246        440        33        104        186       440
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Standard Contracts With
Administration Charges Waived            111       180        238        422        31        100        178       422
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------

* Annuitization is not permitted under the Contracts until after the second Contract Year.

-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

The Commodore Advantage Timothy Plan   If  the  owner  surrenders  his  or  her  If the owner does not  surrender  his or
Small-Cap Variable Series Subaccount   contract  at the  end of the  applicable  her Contract,  or if it is annuitized at
                                       time  period,   the  following  expenses  the end of the  applicable  time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment

                                       ----------------------------------------- -----------------------------------------

                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       107       167        216        373        27        87         156       373
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Standard Contracts With
Administration Charges Waived            105       162        207        354        25        82         147       354
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------


----------------------------------------------------- -------------------------------------------
                                                                       Example
                                                                       -------

The Commodore Independence                            If  the  owner   surrenders   his  or  her
Scudder VIT Equity 500 Index Subaccount               contract  at the  end  of  the  applicable
                                                      time  period,  or if the  owner  does  not
                                                      surrender  his or her  Contract,  or if it
                                                      is  annuitized,  the expenses  shown would
                                                      be charged on a $1,000 investment

                                                      -------------------------------------------

                                                       1 Year*   3 Years    5 Years    10 Years
----------------------------------------------------- ---------- --------- ---------- -----------

Standard Contracts (1.40%)                               19         61        110        268
----------------------------------------------------- ---------- --------- ---------- -----------

Enhanced Contracts (1.10%)                               16         51        93         227
----------------------------------------------------- ---------- --------- ---------- -----------

Enhanced Contracts (0.90%)                               14         45        81         198
----------------------------------------------------- ---------- --------- ---------- -----------

Enhanced With Administration Charges Waived (0.95%)      14         46        84         205
----------------------------------------------------- ---------- --------- ---------- -----------

Enhanced With Administration Charges Waived (0.75%)      12         40        72         177
----------------------------------------------------- ---------- --------- ---------- -----------

----------------------------------------------------- -------------------------------------------
                                                                       Example
                                                                       -------

THE COMMODORE INDEPENDENCE                            If  the  owner   surrenders   his  or  her
 INVESCO VIF TOTAL RETURN FUND SUBACCOUNT             contract  at the  end  of  the  applicable
                                                      time  period,  or if the  owner  does  not
                                                      surrender  his or her  Contract,  or if it
                                                      is  annuitized,  the expenses  shown would
                                                      be charged on a $1,000 investment

                                                      -------------------------------------------

                                                       1 Year*    3 Years    5 Years   10 Years
----------------------------------------------------- ---------- ---------- ---------- ----------

Standard Contracts (1.40%)                               28         89         158        378
----------------------------------------------------- ---------- ---------- ---------- ----------

Enhanced Contracts (1.10%)                               24         79         142        341
----------------------------------------------------- ---------- ---------- ---------- ----------

Enhanced Contracts (0.90%)                               22         73         130        315
----------------------------------------------------- ---------- ---------- ---------- ----------

Enhanced With Administration Charges Waived (0.95%)      14         46         84         205
----------------------------------------------------- ---------- ---------- ---------- ----------

Enhanced With Administration Charges Waived (0.75%)      21         68         122        295
----------------------------------------------------- ---------- ---------- ---------- ----------


* Annuitization is not permitted under the Contracts until after the second Contract Year.

----------------------------------------------------- ---------------------------------------------
                                                                        Example
                                                                        -------

THE COMMODORE INDEPENDENCE                            If  the  owner   surrenders   his  or  her
VAN KAMPEN -EMERGING MARKETS EQUITY PORTFOLIO         contract  at the  end  of  the  applicable
SUBACCOUNT                                            time  period,  or if the  owner  does  not
                                                      surrender  his or her  Contract,  or if it
                                                      is  annuitized,  the expenses  shown would
                                                      be charged on a $1,000 investment

                                                      ---------------------------------------------

                                                       1 Year*    3 Years    5 Years    10 Years
----------------------------------------------------- ---------- ---------- ---------- ------------

Standard Contracts (1.40%)                               34         107        191         451
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced Contracts (1.10%)                               31         98         175         415
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced Contracts (0.90%)                               29         92         164         391
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced With Administration Charges Waived (0.95%)      23         74         133         321
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced With Administration Charges Waived (0.75%)      27         87         156         372
----------------------------------------------------- ---------- ---------- ---------- ------------

----------------------------------------------------- ---------------------------------------------
                                                                        Example
                                                                        -------

THE COMMODORE INDEPENDENCE                            If the owner  surrenders his or her contract
TIMOTHY PLAN SMALL-CAP VARIABLE SERIES SUBACCOUNT     at the end of the  applicable  time  period,
                                                      or if the owner  does not  surrender  his or
                                                      her Contract,  or if it is  annuitized,  the
                                                      expenses  shown would be charged on a $1,000
                                                      investment

                                                      ---------------------------------------------

                                                       1 Year*    3 Years    5 Years    10 Years
----------------------------------------------------- ---------- ---------- ---------- ------------

Standard Contracts (1.40%)                               28         90         161         385
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced Contracts (1.10%)                               25         81         144         347
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced Contracts (0.90%)                               23         74         133         321
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced With Administration Charges Waived (0.95%)      23         76         136         328
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced With Administration Charges Waived (0.75%)      21         69         125         302
----------------------------------------------------- ---------- ---------- ---------- ------------

* Annuitization is not permitted under the Contracts until after the second Contract Year.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The tables below give year-end Accumulation Unit Information for the Commodore Navigator, Commodore Advantage, and Commodore Independence variable annuities with respect to the Scudder, INVESCO, Van Kampen and Timothy Plan Subaccounts. This information is presented from the end of the year of inception through December 31, 2001. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value was 10.000000 as of July 15, 1997 (the date the INVESCO and Van Kampen Subaccounts commenced operations), or as of May 1, 1998 (the date the Timothy Plan Subaccount commenced operations), or as of May 1, 1999 (the date the Scudder Subaccount commenced operations).

--------------------------- ------------------------------------------------------------------------------------------- -----------
SUBACCOUNT                                                   THE COMMODORE NAVIGATOR                                       YEAR
                                                                    333-19725                                              ENDED
                            ------------------------------------------------------------------------------------------
                                      STANDARD               OPTIONAL DEATH BENEFIT         OPTIONAL DEATH BENEFIT
                                                           (ISSUE AGE 65 AND YOUNGER)   (ISSUE AGE OVER 65 AND UNDER 79)
                            ----------------------------- ------------------------------ ------------------------------
                            Accumulation   Accumulation    Accumulation   Accumulation    Accumulation   Accumulation
                                Unit           Units           Unit           Units           Unit           Units
                                Value       Outstanding       Value        Outstanding       Value        Outstanding
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------
SCUDDER VIT EQUITY 500        8.383718      236,942.002      8.360924         0.000         8.327974         0.000       12/31/01
INDEX
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              9.681308      236,998.179        N/A             N/A            N/A             N/A        12/31/00
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.815237     73,596.514         N/A             N/A            N/A             N/A        12/31/99
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------
INVESCO VIF                   10.134755     361,909.293     10.089992         0.000        10.023649         0.000       12/31/01
TOTAL RETURN FUND
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.431261     278,576.941        N/A             N/A            N/A             N/A        12/31/00
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.811807     258,825.173        N/A             N/A            N/A             N/A        12/31/99
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              11.348675     154,762.526        N/A             N/A            N/A             N/A        12/31/98
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.503108     14,641.934         N/A             N/A            N/A             N/A        12/31/97
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------
VAN KAMPEN EMERGING           6.311285      157,013.225      6.283623         0.000         6.242271         0.000       12/31/01
MARKETS EQUITY PORTFOLIO
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              6.844447      171,508.549        N/A             N/A            N/A             N/A        12/31/00
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              11.416896     56,080.554         N/A             N/A            N/A             N/A        12/31/99
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              5.915866      30,255.642         N/A             N/A            N/A             N/A        12/31/98
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              7.911559       9,042.956         N/A             N/A            N/A             N/A        12/31/97
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------
THE TIMOTHY PLAN              14.201161     358,967.966     14.150023        13.748        14.073530         0.000       12/31/01
SMALL-CAP VARIABLE SERIES
PORTFOLIO
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              12.876042     256,856.613        N/A             N/A            N/A             N/A        12/31/00
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              12.097693     94,238.615         N/A             N/A            N/A             N/A        12/31/99
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.283942     29,293.327         N/A             N/A            N/A             N/A        12/31/98
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------


--------------------------- ------------------------------------------------------------ -----------
SUBACCOUNT                   THE COMMODORE NAVIGATOR                                        YEAR
                                    333-19725                                               ENDED
                            ------------------------------------------------------------
                                      ENHANCED            ENHANCED WITH ADMINISTRATION
                                                                 CHARGES WAIVED
                            -------------- -------------- --------------- --------------
                            Accumulation   Accumulation    Accumulation   Accumulation
                                Unit           Units           Unit           Units
                                Value       Outstanding       Value        Outstanding
--------------------------- -------------- -------------- --------------- -------------- -----------
SCUDDER VIT EQUITY 500        8.450260       1,459.618       8.483809        179.116      12/31/01
INDEX
                            -------------- -------------- --------------- -------------- -----------
                              9.729061        66.267         9.753088        190.592      12/31/00
                            -------------- -------------- --------------- -------------- -----------
                              10.836517        0.000        10.847192        131.993      12/31/99
--------------------------- -------------- -------------- --------------- -------------- -----------
INVESCO VIF                   10.269754      5,148.335      10.338078         0.708       12/31/01
TOTAL RETURN FUND
                            -------------- -------------- --------------- -------------- -----------
                               10.538737     3,457.428      10.593005        97.764       12/31/00
                            -------------- -------------- --------------- -------------- -----------
                              10.890979      1,936.199      10.930872         0.000       12/31/99
                            -------------- -------------- --------------- -------------- -----------
                              11.397954       111.314          N/A             N/A        12/31/98
                            -------------- -------------- --------------- -------------- -----------
                              10.517508        0.000           N/A             N/A        12/31/97
--------------------------- -------------- -------------- --------------- -------------- -----------
VAN KAMPEN EMERGING           6.395453        744.747        6.438076         2.142       12/31/01
MARKETS EQUITY PORTFOLIO
                            -------------- -------------- --------------- -------------- -----------
                              6.915029        395.495        6.950699        54.714       12/31/00
                            -------------- -------------- --------------- -------------- -----------
                              11.500499       128.179       11.542646         0.000       12/31/99
                            -------------- -------------- --------------- -------------- -----------
                              5.941609         0.000         5.954580         0.000       12/31/98
                            -------------- -------------- --------------- -------------- -----------
                              7.922446         0.000         7.927919         0.000       12/31/97
--------------------------- -------------- -------------- --------------- -------------- -----------
THE TIMOTHY PLAN              14.356543      1,265.216      14.376029         0.000       12/31/01
SMALL-CAP VARIABLE SERIES
PORTFOLIO
                            -------------- -------------- --------------- -------------- -----------
                              12.978169       676.849       12.976380         0.000       12/31/00
                            -------------- -------------- --------------- -------------- -----------
                              12.157659       374.501       12.137973         0.000       12/31/99
                            -------------- -------------- --------------- -------------- -----------
                              10.304332       17.653           N/A             N/A        12/31/98
--------------------------- -------------- -------------- --------------- -------------- -----------

----------------------- ------------------------------------------------------------------------------------------- ----------
SUBACCOUNT                                              THE COMMODORE INDEPENDENCE                                    YEAR
                                                                333-51955                                             ENDED
                        ---------------------------------------------------------- --------------------------------
                                  STANDARD                     ENHANCED             ENHANCED WITH ADMINISTRATION
                                  (1.40%)                       (1.10%)                CHARGES WAIVED (0.90%)
                        -------------- -------------- -------------- ------------- -------------- -----------------
                        Accumulation   Accumulation   Accumulation   Accumulation  Accumulation     Accumulation
                            Unit           Units          Unit          Units          Unit            Units
                            Value       Outstanding       Value      Outstanding       Value        Outstanding
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------
SCUDDER VIT EQUITY         8.383718     236,942.002      8.450260      1,459.618       8.494513       981.264        12/31/01
500 INDEX
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                           9.681308     236,998.179      9.729061         66.267       9.760550     1,265.072        12/31/00
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.815237      73,596.514     10.836517          0.000         N/A             N/A         12/31/99
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------
INVESCO VIF               10.134755     361,909.293     10.269754      5,148.335       9.242212         0.000        12/31/01
TOTAL RETURN FUND
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.431261     278,576.941     10.538737      3,457.428       9.465426         0.000        12/31/00
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.811807     258,825.173     10.890979      1,936.199         N/A             N/A         12/31/99
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          11.348675     154,762.526     11.397954        111.314         N/A             N/A         12/31/98
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.503108      14,641.934     10.517508          0.000         N/A             N/A         12/31/97
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------
VAN KAMPEN EMERGING        6.311285     157,013.225      6.395453        744.747       8.993705       596.641        12/31/01
MARKETS EQUITY
PORTFOLIO
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                           6.844447     171,508.549      6.915029        395.495       9.704991       393.446        12/31/00
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          11.416896      56,080.554     11.500499        128.179         N/A             N/A         12/31/99
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                           5.915866      30,255.642      5.941609          0.000         N/A             N/A         12/31/98
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                           7.911559       9,042.956      7.922446          0.000         N/A             N/A         12/31/97
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------
THE TIMOTHY PLAN          14.201161     358,967.966     14.356543      1,265.216      14.418440         0.000        12/31/01
SMALL-CAP VARIABLE
SERIES PORTFOLIO
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          12.876042     256,856.613     12.978169        676.849      13.008207         0.000        12/31/00
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          12.097693      94,238.615     12.157659        374.501      12.137973         0.000        12/31/99
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.283942      29,293.327     10.304332         17.653         N/A             N/A         12/31/98
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------


----------------------- ------------------------------------------------------------ -----------
     SUBACCOUNT                         THE COMMODORE INDEPENDENCE                   YEAR ENDED
                                                 333-51955
                        ------------------------------------------------------------
                                ENHANCED WITH                 ENHANCED WITH
                            ADMINISTRATION CHARGES       ADMINISTRATION CHARGES
                                WAIVED (0.95%)                WAIVED (0.75%)
                        -------------- -------------- -------------- ---------------
                        Accumulation   Accumulation   Accumulation    Accumulation
                            Unit           Units          Unit           Units
                            Value       Outstanding       Value       Outstanding
----------------------- -------------- -------------- -------------- --------------- -----------
SCUDDER VIT EQUITY         8.483809       179.116        8.494513       981.264       12/31/01
500 INDEX
                        -------------- -------------- -------------- --------------- -----------
                           9.753088       190.592          N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                          10.847192       131.993          N/A            N/A         12/31/99
----------------------- -------------- -------------- -------------- --------------- -----------
INVESCO VIF               10.338078         0.708        9.289845         0.000       12/31/01
TOTAL RETURN FUND
                        -------------- -------------- -------------- --------------- -----------
                          10.593005        97.764          N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                          10.930872         0.000          N/A            N/A         12/31/99
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A            N/A            N/A         12/31/98
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A            N/A            N/A         12/31/97
----------------------- -------------- -------------- -------------- --------------- -----------
VAN KAMPEN EMERGING        6.438076         2.142        9.039206         0.000       12/31/01
MARKETS EQUITY
PORTFOLIO
                        -------------- -------------- -------------- --------------- -----------
                           6.950699        54.714           N/A            N/A        12/31/00
                        -------------- -------------- -------------- --------------- -----------
                          11.542646         0.000           N/A            N/A        12/31/99
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A             N/A            N/A        12/31/98
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A             N/A            N/A        12/31/97
----------------------- -------------- -------------- -------------- --------------- -----------
THE TIMOTHY PLAN          14.376029         0.000       14.466293         0.000       12/31/01
SMALL-CAP VARIABLE
SERIES PORTFOLIO
                        -------------- -------------- -------------- --------------- -----------
                          12.976380         0.000           N/A            N/A        12/31/00
                        -------------- -------------- -------------- --------------- -----------
                          12.137973         0.000           N/A            N/A        12/31/99
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A             N/A            N/A        12/31/98
----------------------- -------------- -------------- -------------- --------------- -----------

----------------------- ------------------------------------------------------------ -----------
                                          THE COMMODORE ADVANTAGE
                                                 333-51971
                        ------------------------------------------------------------
      SUBACCOUNT                 STANDARD                     STANDARD WITH          YEAR ENDED
                                                          ADMINISTRATION CHARGES
                                                                  WAIVED
                        ----------------------------- ------------------------------
                        Accumulation   Accumulation   Accumulation    Accumulation
                            Unit           Units          Unit           Units
                            Value       Outstanding       Value       Outstanding
----------------------- -------------- -------------- -------------- --------------- -----------
SCUDDER VIT EQUITY        8.383718      236,942.002     8.416925         0.000         12/31/01
500 INDEX
                        -------------- -------------- -------------- --------------- -----------
                          9.681308      236,998.179         N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                         10.815237       73,596.514         N/A            N/A         12/31/99
----------------------- -------------- -------------- -------------- --------------- -----------
INVESCO VIF              10.134755      361,909.293     9.132767         0.000         12/31/01
TOTAL RETURN FUND
                        -------------- -------------- -------------- --------------- -----------
                         10.431261      278,576.941         N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                         10.811807      258,825.173         N/A            N/A         12/31/99
                        -------------- -------------- -------------- --------------- -----------
                         11.348675      154,762.526         N/A            N/A         12/31/98
                        -------------- -------------- -------------- --------------- -----------
                         10.503108       14,641.934         N/A            N/A         12/31/97
----------------------- -------------- -------------- -------------- --------------- -----------
VAN KAMPEN EMERGING       6.311285      157,013.225     8.886986         0.000         12/31/01
MARKETS EQUITY
PORTFOLIO
                        -------------- -------------- -------------- --------------- -----------
                          6.844447      171,508.549         N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                         11.416896       56,080.554         N/A            N/A         12/31/99
                        -------------- -------------- -------------- --------------- -----------
                          5.915866       30,255.642         N/A            N/A         12/31/98
                        -------------- -------------- -------------- --------------- -----------
                          7.911559        9,042.956         N/A            N/A         12/31/97
----------------------- -------------- -------------- -------------- --------------- -----------
THE TIMOTHY PLAN         14.201161      358,967.966    14.189031         4.378         12/31/01
SMALL-CAP VARIABLE
SERIES PORTFOLIO
                        -------------- -------------- -------------- --------------- -----------
                         12.876042      256,856.613         N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                         12.097693       94,238.615         N/A            N/A         12/31/99
                        -------------- -------------- -------------- --------------- -----------
                         10.283942       29,293.327         N/A            N/A         12/31/98
----------------------- -------------- -------------- -------------- --------------- -----------


FINANCIAL STATEMENTS
--------------------

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccounts) are included in the Statement of Additional Information.

THE PORTFOLIOS
--------------

The Scudder VIT Equity 500 Index Subaccount is invested in the Scudder VIT Funds Equity 500 Index Portfolio. The INVESCO VIF Total Return Fund Subaccount is invested in the INVESCO VIF Total Return Fund Portfolio. The Van Kampen Emerging Markets Equity Subaccount is invested in the Van Kampen Emerging Markets Equity Portfolio. The Timothy Plan Small-Cap Variable Series Subaccount is invested in The Timothy Plan Small-Cap Variable Series Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES AND THIS SUPPLEMENT CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THESE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.



SCUDDER VIT FUNDS
---------------------------------------------- -------------------------------------------------------------------
                                               VIT EQUITY 500 INDEX
Advisor:                                       The Equity 500 Index seeks to replicate as closely as possible
Deutsche Asset Management, Inc.                (before deduction of expenses) the total return of the Standard &
                                               Poor's 500 Composite Stock Price Index (the "S&P 500(R)"), which emphasizes stocks of large U.S. companies. The Portfolio will invest primarily in the common stock of those companies included in the S&P 500 that are deemed representative of the industry diversification of the entire S&P 500.
---------------------------------------------- -------------------------------------------------------------------


INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------------- -------------------------------------------------------------------

                                               INVESCO VIF TOTAL RETURN FUND
Advisor:                                       The INVESCO VIF Total Return Fund seeks a high total return on
INVESCO Funds Group, Inc.                      investment through capital appreciation and current income. The
                                               INVESCO VIF Total Return Fund seeks to accomplish its objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.
---------------------------------------------- -------------------------------------------------------------------

VAN KAMPEN(1)
---------------------------------------------- -------------------------------------------------------------------
Advisor:                                       EMERGING MARKETS EQUITY PORTFOLIO
Morgan Stanley Asset Management                The Emerging Markets Equity Portfolio seeks long-term capital
(a wholly owned subsidiary of Morgan Stanley   appreciation by investing primarily in equity securities of
Dean Witter & Co.)                             issuers in emerging market countries. The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Portfolio's investment approach
                                               combines top-down country allocation with bottom-up stock
                                               selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with a strong shareholder value orientation.
---------------------------------------------- -------------------------------------------------------------------


(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the Mid Cap Value, Value and Core Plus Fixed Income Portfolios.


THE TIMOTHY PLAN VARIABLE SERIES
----------------------------------------------- ----------------------------------------------------------------------
Advisor:                                        THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
Timothy Partners, Ltd.                          The primary investment objective of the Timothy Plan Small-Cap
                                                Variable Series is to seek long-term capital growth, with a secondary objective of current income. The Portfolio seeks to achieve its objectives while abiding by ethical standards
                                                established for investments by the Portfolio. The securities in which the Portfolio shall be precluded from investing, by virtue of the Portfolio's ethical standards, are referred to as excluded securities.
----------------------------------------------- ----------------------------------------------------------------------


EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Fee Table section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS - ALLOCATIONS

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the fixed account options. You may allocate purchase payments to the Scudder, INVESCO, or Van Kampen Subaccounts described in this Supplemental Prospectus only if you held Accumulation Units in the respective Subaccount as of April 30, 2001. You may also allocate purchase payments to The Timothy Plan Small-Cap Variable Series Subaccount only if you held Accumulation Units in that Subaccount as of April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Interests in the Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to these or any other Subaccounts.

CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS
---------------------------------------------

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.




THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE SCUDDER VIT EQUITY 500 INDEX PORTFOLIO, INVESCO VIF TOTAL RETURN FUND, VAN KAMPEN - EMERGING MARKETS EQUITY PORTFOLIO AND THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE SCUDDER VIT EQUITY 500 INDEX FUND, THE INVESCO VIF TOTAL RETURN FUND, THE VAN KAMPEN - EMERGING MARKETS EQUITY PORTFOLIO, AND THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS. WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.

*"Navigator" is used via license from the owner, Clark Capital Management Group, Inc.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION FOR

Individual and Group Flexible Premium Deferred Annuities


                                                                     May 1, 2002




     This statement of additional information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company through Annuity Investors Variable Account B (Separate Account"). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information and have the same meaning as in the prospectuses.


     A copy of the prospectus applicable to your contract dated May 1, 2002, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.commodoreva.com to request a copy.

                                TABLE OF CONTENTS

                                                                                           Page
     ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ........................................... 3
            General Information and History ................................................ 3
            State Regulation ............................................................... 3
     SERVICES .............................................................................. 3
             Safekeeping of Separate Account Assets ........................................ 3
             Records and Reports ........................................................... 3
             Experts ....................................................................... 3
     DISTRIBUTION OF THE CONTRACTS ......................................................... 3
     CALCULATION OF PERFORMANCE INFORMATION ................................................ 4
             Money Market Subaccount Standardized Yield Calculation ........................ 4
             Average Annual Total Return Calculation ....................................... 5
             Cumulative Total Return Calculation ........................................... 5
             Standardized Average Annual Total Return Data ................................. 6
             Non-Standardized Average Annual Total Return Data ............................. 7
             Other Performance Measures .................................................... 8
     BENEFIT UNITS-TRANSFER FORMULAS ....................................................... 9
     FEDERAL TAX MATTERS ...................................................................10
             Taxation of Separate Account Income ...........................................10
             Tax Deferred Status of Non Qualified Contracts ................................10
     FINANCIAL STATEMENTS ..................................................................11

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources, Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
--------------------------------------------------------------------------------
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS
The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the fixed account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the fixed account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.


EXPERTS

The financial statements of the Separate Account and the statutory-basis financial statements of the Company at December 31, 2001 and 2000, and for the years then ended, appearing in this statement of additional information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.


DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------
The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:

                                                              Year Ended
                     ---------------------------------------------------------------------------------------------------
   Registration                12/31/2001                          12/31/2000                        12/31/1999
   Statement #       -----------------------------         --------------------------          -------------------------
                       Received           Retained          Received         Retained           Received        Retained
   333-19725         $ 2,741,101          $668,077         $6,806,480        $581,339          $3,599,453       $179,972
   333-51955         $   189,671          $138,609         $  162,059        $ 13,841          $   49,751       $  4,487
   333-51971         $   350,730          $ 89,801         $  486,177        $ 41,524          $   11,986       $ 11,986

CALCULATION OF PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

        Where:

        BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                             Unit Value for the Money Market ("AUV") over a 7-day period determined as follows:

             AUV at end of 7-day period - AUV at beginning of 7-day period
             -------------------------------------------------------------
                            AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1


The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2001 are as follows:

                    Contract           Total Separate Account Charges             Yield            Effective Yield
              ---------------------- ------------------------------------ ---------------------- ---------------------
                    333-19725                       1.50%                         0.55%                 0.55%
                                                    1.40%                         0.65%                 0.65%
                                                    1.10%                         0.94%                 0.95%
                                                    0.95%                         1.09%                 1.10%
                    333-51955                       1.40%                         0.65%                 0.65%
                                                    1.10%                         0.94%                 0.95%
                                                    0.95%                         1.09%                 1.10%
                                                    0.90%                         1.14%                 1.14%
                    333-51971                       1.40%                         0.65%                 0.65%
                                                    1.25%                         0.80%                 0.80%


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)n = ERV

Where:

     P      =    a hypothetical initial payment of $1,000
     T      =    average annual total return
     N      =    number of years
     ERV    =    ending redeemable value of a hypothetical $1,000
                 payment made at the beginning of the one-, five-or ten-year period at the end of the one-, five-or ten-year period (or fractional portion thereof)

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as contract (or certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract (or certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

      CTR    =      the cumulative total return net of Subaccount recurring
                    charges, other than the contract (or certificate) maintenance fee, for the period

      ERV    =      ending redeemable value at the end of the one-, five-or
                    ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

      P      =      a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract (or certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.


   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
   (Data  reflects  deduction of all  recurring  charges  including  contingent                    S.E.C. FILE NO.
   deferred  sales  charges and contract (or  certificate)  maintenance  fees -                       333-19725
   data is the same for all Standard Contracts)                                ----------------------------------------------------
                                                                                        STANDARD1                  ENHANCED2
                                                                                        CONTRACTS                  CONTRACTS
                                                                                ------------------------    -----------------------
                                                                    All Periods    1 Year        From         1 Year        From
                                                              Ending 12/31/2001                Inception                  Inception
                                                                                                 Date(3)                    Date(3)
   Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares                            -19.57%       1.53%       -19.30%        1.88%
   Dreyfus V.I.F.-Money Market Portfolio                                            -6.78%      -0.67         -6.54%       -0.31%
   Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares                       -16.15%      -0.87%       -15.88%       -0.51%
   Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares                               -16.42%       1.31%       -16.14%        1.66%
   The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares               -32.65%      -1.11%       -32.42%       -0.75%
   Dreyfus Stock Index Fund-Initial Shares                                         -22.40%       0.91%       -22.14%        1.26%
   INVESCO VIF- Core Equity Fund                                                   -19.23%       2.05%       -18.97%        2.39%
   INVESCO VIF-High Yield Fund                                                     -25.11%      -8.90%        -24.86       -8.55%
   INVESCO VIF-Health Sciences Fund(6)                                               N/A        11.01%         N/A         11.38%
   INVESCO VIF-Dynamics Fund6                                                        N/A         0.47%         N/A          0.82%
   INVESCO VIF-Financial Services Fund(6)                                            N/A         2.99%         N/A          3.33%
   INVESCO VIF-Small Company Growth Fund(6)                                          N/A         5.39%         N/A          5.57%
   INVESCO VIF-Total Return Fund                                                   -11.84%      -4.00%       -11.55%       -3.67%
   Janus A.S.- Growth Portfolio                                                    -34.78%       0.82%       -34.56%        1.17%
   Janus A.S.- Aggressive Growth Portfolio                                         -49.29%       1.89%       -49.11%        2.25%
   Janus A.S.-Balanced Portfolio                                                   -14.99%       8.02%       -14.71%        8.38%
   Janus A.S.- Capital Appreciation Portfolio(4)                                   -31.76%       7.90%       -31.53%        8.26%
   Janus A.S.- Worldwide Growth Portfolio                                          -32.51%       2.64%       -32.28%        2.99%
   Janus A.S.- International Growth Portfolio                                      -33.30%       1.94%       -33.07%        2.29%
   PBHG Insurance Series Fund-PBHG Growth II Portfolio(6)                          -50.29%      -5.50%       -50.12%       -5.16%
   PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio(6)                   -38.23%       5.77%       -38.07%        6.13%
   PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                           N/A        18.62%         N/A         19.01%
   PBHG Insurance Series Fund-PBHG Select Value Portfolio                            N/A        11.79%         N/A         12.16%
   PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                         -61.98%      -3.19%       -61.84%       -2.84%
   Scudder VIT EAFE(R)Equity Index(4)                                              -34.73%      -8.59%       -34.51%       -8.24%
   Scudder VIT Equity 500 Index(4)                                                 -22.40%       0.14%       -22.14%        0.49%
   Scudder VIT Small Cap Index(4)                                                   -8.35%      -0.91%        -8.05%       -0.56%
   Strong Opportunity Fund II, Inc.                                                -14.04%       8.10%       -13.76%        8.46%
   Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II             -40.73%       5.67%       -40.53%        6.03%
   The Timothy Plan Small Cap VS(5)                                                  0.93%       6.64%         1.26%        7.00%
   Van Kampen Mid-Cap Value Portfolio                                              -13.49%       7.66%       -13.21%        8.02%
   Van Kampen Value Portfolio                                                       -8.15%       0.11%        -7.85%        0.46%
   Van Kampen Core Plus Fixed Income Portfolio                                     -1.20%        1.94%        -0.88%        2.29%
   Van Kampen U.S. Real Estate Portfolio                                           -0.68%        2.76%        -0.36%        3.12%
   Van Kampen Emerging Markets Equity Portfolio                                    -16.79%      -16.34       -16.51%       -16.00%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2001 unless otherwise noted.

4/   From inception date of Subaccount (5/1/99) to 12/31/2001.

5/   From inception date of Subaccount (5/1/98) to 12/31/2001.

6/   From inception date of Subaccount (5/1/01) to 12/31/2001.


  STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data  reflects  deduction of all  recurring  charges  including  contingent       S.E.C. FILE NO.            S.E.C. FILE NO.
deferred  sales  charges and contract (or  certificate)  maintenance  fees -          333-51971                  333-51955
data is the same for all Standard Contracts)                                     -------------------          -----------------
                                                                                      STANDARD(1)               STANDARD(2)
                                                                                      CONTRACTS                  CONTRACTS

                                                                 All Periods    1 Year         From         1 Year        From
                                                           Ending 12/31/2001                Inception                   Inception
                                                                                             Date(3)                     Date(3)
                                                                              ------------ ------------- ------------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares                            -21.57%       0.88%       -14.57%        1.10%
Dreyfus V.I.F.-Money Market Portfolio                                            -8.78%      -1.54%        -1.78%       -1.07%
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares                       -18.15%      -1.57%       -11.15%       -1.33%
Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares                               -18.42%       0.66%       -11.42%        0.88%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares               -34.65%      -1.82%       -27.65%       -1.58%
Dreyfus Stock Index Fund-Initial Shares                                         -24.40%       0.25%       -17.40%        0.47%
INVESCO VIF- Core Equity Fund                                                   -21.23%       1.41%       -14.23%        1.62%
INVESCO VIF-High Yield Fund                                                     -27.11%      -9.85%       -20.11%       -9.53%
INVESCO VIF-Health Sciences Fund(6)                                               N/A        10.54%         N/A         10.70%
INVESCO VIF-Dynamics Fund(6)                                                      N/A        -0.22%         N/A          0.01%
INVESCO VIF-Financial Services Fund(6)                                            N/A         1.71%         N/A          3.83%
INVESCO VIF-Small Company Growth Fund(6)                                          N/A         4.80%         N/A          5.00%
INVESCO VIF-Total Return Fund                                                   -13.84%      -4.79%        -6.84%       -4.52%
Janus A.S.- Growth Portfolio                                                    -36.78%       0.15%       -29.78%        0.38%
Janus A.S.- Aggressive Growth Portfolio                                         -51.29%       1.25%       -44.29%        1.46%
Janus A.S.-Balanced Portfolio                                                   -16.99%       7.50%        -9.99%        7.68%
Janus A.S.- Capital Appreciation Portfolio(4)                                   -33.76%       7.38%       -26.76%        7.55%
Janus A.S.- Worldwide Growth Portfolio                                          -34.51%       2.02%       -27.51%        2.23%
Janus A.S.- International Growth Portfolio                                      -35.30%       1.31%       -28.30%        1.52%
PBHG Insurance Series Fund-PBHG Growth II Portfolio                             -52.29%      -6.33%       -45.29%       -6.05%
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                      -40.28%       5.21%       -33.28%        5.40%
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(6)                        N/A        17.94%         N/A         18.62%
PBHG Insurance Series Fund-PBHG Select Value Portfolio(6)                         N/A        11.29%         N/A         11.46%
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                         -63.98%      -3.95%       -56.98%       -3.70%
Scudder VIT EAFE(R)Equity Index(4)                                              -36.73%      -9.53%       -29.73%       -9.22%
Scudder Equity 500 Index(4)                                                     -24.40%      -0.57%       -17.40%       -0.33%
Scudder VIT Small Cap Index(4)                                                  -10.35%      -1.63%        -3.35%       -1.39%
Strong Opportunity Fund II, Inc.                                                -16.04%       7.58%        -9.04%        7.75%
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II             -42.73%       5.11%       -35.73%        5.30%
The Timothy Plan Small Cap VS(5)                                                 -1.07%       5.93          5.93%        6.64%
Van Kampen Mid-Cap Value Portfolio                                              -15.49%       7.13%        -8.49         7.31%
Van Kampen Value Portfolio                                                      -10.15%      -0.57%        -3.15%       -0.34%
Van Kampen Core Plus Fixed Income Portfolio                                      -3.20%       1.31%         3.80%        1.52%
Van Kampen U.S. Real Estate Portfolio                                            -2.68%       2.15%         4.32%        2.35%
Van Kampen Emerging Markets Equity Portfolio                                    -18.79%     -17.62%       -11.79%      -17.18%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2001 unless otherwise noted.

4/   From inception date of Subaccount (5/1/99) to 12/31/2001.

5/   From inception date of Subaccount (5/1/98) to 12/31/2001.

6/   From inception date of Subaccount (5/1/01) to 12/31/2001.

NON STANDARDIZED
AVERAGE ANNUAL TOTAL RETURN DATA                                                                S.E.C. FILE NO.
(Data  reflects  deduction of all recurring  charges  including  contingent                        333-19725
deferred  sales charges and contract (or  certificate)  maintenance  fees -  -----------------------------------------------------
data is the same for all Standard Contracts)                                         STANDARD(1)                ENHANCED(2)
                                                                                     CONTRACTS                  CONTRACTS
                                                                             ------------------------   -------------------------
                                                                All Periods     1 Year        From         1 Year        From
                                                          Ending 12/31/2001                 Inception                  Inception
                                                                                              Date(3)                   Date(3)
                                                                             ------------- ------------ ------------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares                           -10.57%        5.13%       -10.30%        5.44%
Dreyfus V.I.F.-Money Market Portfolio                                            2.22%        3.20%         2.46%        3.51%
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares                       -7.15%        3.02%        -6.88%        3.33%
Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares                               -7.42%        4.94%        -7.14%        5.25%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares              -23.65%        2.81%       -23.42%        3.12%
Dreyfus Stock Index Fund-Initial Shares                                        -13.40%        4.58%       -13.14%        4.89%
INVESCO VIF- Core Equity Fund                                                  -10.23%        5.59%        -9.97%        5.90%
INVESCO VIF-High Yield Fund                                                    -16.11%       -3.84%       -15.86%       -3.55%
INVESCO VIF-Health Sciences Fund                                                 N/A         13.71%         N/A         14.05%
INVESCO VIF-Dynamics Fund(6)                                                     N/A          4.29%         N/A          4.60%
INVESCO VIF-Financial Services Fund(10)                                          N/A          8.70%         N/A          9.02%
INVESCO VIF-Small Company Growth Fund(6)                                         N/A          8.68%         N/A          9.01%
INVESCO VIF-Total Return Fund                                                   -2.84%        6.23%        -2.55%        6.55%
Janus A.S.- Growth Portfolio                                                   -25.78%        4.50%       -25.56%        4.81%
Janus A.S.- Aggressive Growth Portfolio                                        -40.29%        5.45%       -40.11         5.77%
Janus A.S.-Balanced Portfolio                                                   -5.99%       10.97%        -5.71%       11.30%
Janus A.S.- Capital Appreciation Portfolio                                     -22.76%       10.86%       -22.53%       11.19%
Janus A.S.- Worldwide Growth Portfolio                                         -23.51%        6.12%       -23.28%        6.43%
Janus A.S.- International Growth Portfolio                                     -24.30%        5.50%       -24.07%        5.81%
PBHG Insurance Series Fund-PBHG Growth II Portfolio                            -41.29%       -0.98%       -41.12%       -0.69%
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                     -29.28%        8.93%       -29.07%        9.25%
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(9)                       N/A         22.15%         N/A         22.51%
PBHG Insurance Series Fund-PBHG Select Value Portfolio(8)                        N/A         14.70%         N/A         15.04%
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                        -52.98%        1.00%       -52.84%        1.30%
Scudder VIT EAFE(R)Equity Index                                                -25.73%       -3.50%       -25.51%       -3.21%
Scudder VIT Equity 500 Index(5)                                                -13.40%        4.10%       -13.14%        4.41%
Scudder VIT Small Cap Index(6)                                                   0.65%        3.07%         0.95%        3.38%
Strong Opportunity Fund II, Inc.                                                -5.04%       11.04%        -4.76%       11.37%
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II            -31.73%        8.84%       -31.53%        9.16%
The Timothy Plan Small Cap VS(7)                                                 9.93%       10.23%        10.26%       10.56%
Van Kampen Mid-Cap Value Portfolio                                              -4.49%       10.64%        -4.21%       10.97%
Van Kampen Value Portfolio                                                       0.85%        3.88%         1.15%        4.19%
Van Kampen Core Plus Fixed Income Portfolio                                      7.80%        5.50%         8.12%        5.81%
Van Kampen U.S. Real Estate Portfolio                                            8.32%        6.23%         8.64%        6.55%
Van Kampen Emerging Markets Equity Portfolio                                    -7.79%       -4.85%        -7.51%       -4.56%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2001 unless otherwise noted.

4/   From inception date of Portfolio (8/22/97) to 12/31/2001.

5/   From inception date of Portfolio (10/1/97) to 12/31/2001.

6/   From inception date of Portfolio (8/25/97) to 12/31/2001

7/   From inception date of Portfolio (5/1/98) to 12/31/2001.

8/   From inception date of Portfolio (10/28/97) to 12/31/2001.

9/   From inception date of Portfolio (11/30/98) to 12/31/2001.

10/  From inception date of Portfolio (9/21/99) to 12/31/2001.


NON STANDARDIZED                                                                  S.E.C. FILE NO.            S.E.C. FILE NO.
AVERAGE ANNUAL TOTAL RETURN DATA                                                     333-51971                  333-51955
(Data  reflects  deduction of all recurring  charges  including  contingent          CONTRACTS                  CONTRACTS
deferred  sales charges and contract (or  certificate)  maintenance  fees -     ----------------------  --------------------------
data is the same for all Standard Contracts)                                         STANDARD(1)                STANDARD(2)
                                                                                     CONTRACTS                  CONTRACTS
                                                                               ------------------------ --------------------------
                                                                All Periods     1 Year        From         1 Year        From
                                                          Ending 12/31/2001                 Inception                  Inception
                                                                                              Date(3)                    Date(3)
                                                                             ------------- ------------ ------------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares                           -10.57%        5.13%       -10.57%        5.13%
Dreyfus V.I.F.-Money Market Portfolio                                            2.22%        3.25%         2.22%        3.25%
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares                       -7.15%        3.02%        -7.15%        3.02%
Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares                               -7.42%        4.94%        -7.42%        4.94%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares              -23.65%        2.81%       -23.65%        2.81%
Dreyfus Stock Index Fund-Initial Shares                                        -13.40%        4.58%       -13.40         4.58%
INVESCO VIF- Core Equity Fund                                                  -10.23%        5.59%       -10.23%        5.59%
INVESCO VIF-High Yield Fund                                                    -16.11%       -3.84%       -16.11%       -3.84%
INVESCO VIF-Health Sciences Fund                                                 N/A         13.71%         N/A         13.71%
INVESCO VIF-Dynamics Fund(6)                                                     N/A          4.29%         N/A          4.29%
INVESCO VIF-Financial Services Fund(10)                                          N/A          8.70%         N/A          8.70%
INVESCO VIF-Small Company Growth Fund(6)                                         N/A          8.68%         N/A          8.68%
INVESCO VIF-Total Return Fund                                                   -2.84%        6.23%        -2.84%        6.23%
Janus A.S.- Growth Portfolio                                                   -25.78%        4.50%       -25.78%        4.50%
Janus A.S.- Aggressive Growth Portfolio                                        -40.29%        5.45%       -40.29%        5.45%
Janus A.S.-Balanced Portfolio                                                   -5.99%       10.97%        -5.99%       10.97%
Janus A.S.- Capital Appreciation Portfolio                                     -22.76%       10.86%       -22.76%       10.86%
Janus A.S.- Worldwide Growth Portfolio                                         -23.51%        6.12%       -23.51%        6.12%
Janus A.S.- International Growth Portfolio                                     -24.30%        5.50%       -24.30%        5.50%
PBHG Insurance Series Fund-PBHG Growth II Portfolio                            -41.29%       -0.98%       -41.29%       -0.98%
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                     -29.28%        8.93%       -29.28%        8.93%
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(9)                       N/A         22.15%         N/A         22.15%
PBHG Insurance Series Fund-PBHG Select Value Portfolio(8)                        N/A         14.70%         N/A         14.70%
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                        -52.98%        1.00%      -52.98%         1.00%
Scudder VIT EAFE(R)Equity Index(4)                                             -25.73%       -3.50%      -25.73%        -3.50%
Scudder VIT Equity 500 Index(5)                                                -13.40%        4.10%      -13.40          4.10%
Scudder VIT Small Cap Index(6)                                                  0.65%        3.07%        0.65%         3.07%
Strong Opportunity Fund II, Inc.                                                -5.04%       11.04%       -5.04%        11.04%
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II            -31.37%        8.84%      -31.73%         8.84%
The Timothy Plan Small Cap VS(7)                                                 9.93%       10.23%        9.93%        10.23%
Van Kampen Mid-Cap Value Portfolio                                              -4.49%       10.64%       -4.49%        10.64%
Van Kampen Value Portfolio                                                       0.85%        3.88%        0.85%         3.88%
Van Kampen Core Plus Fixed Income Portfolio                                      7.80%        5.50%        7.80%         5.50%
Van Kampen U.S. Real Estate Portfolio                                            8.32%        6.32%        8.32%         6.23%
Van Kampen Emerging Markets Equity Portfolio                                    -7.79%       -4.85%       -7.79%        -4.85%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2001 unless otherwise noted.

4/   From inception date of Portfolio (8/22/97) to 12/31/2001.

5/   From inception date of Portfolio (10/1/97) to 12/31/2001.

6/   From inception date of Portfolio (8/25/97) to 12/31/2001

7/   From inception date of Portfolio (5/1/98) to 12/31/2001.

8/   From inception date of Portfolio (10/28/97) to 12/31/2001.

9/   From inception date of Portfolio (11/30/98) to 12/31/2001.

10/  From inception date of Portfolio (9/21/99) to 12/31/2001.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors, Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economical market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets are based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount, or its underlying Portfolios, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

          The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

          The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)
               = UNIT1 - BU1 (trans)

          The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
               BU2 (trans) = BU1 (trans) * BUV1/BUV2.

          The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)
               = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

          BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

          BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

          BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

          BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

          UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

          UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX DEFERRAL ON NONQUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of nonqualified Contracts.

FINANCIAL
--------------------------------------------------------------------------------

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2001 and 2000 and the Company's audited statutory basis financial statements for the years ended December 31, 2001 and 2000 are included herein. The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT B

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

                       WITH REPORT OF INDEPENDENT AUDITORS

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

                                    CONTENTS

Report of Independent Auditors.........................................1

Audited Financial Statements

Statement of Assets and Liabilities - Current Year.....................3
Statement of Operations - Current Year.................................8
Statement of Changes in Net Assets - Current Year......................9
Statement of Changes in Net Assets - Prior Year........................10
Notes to Financial Statements..........................................11

                         Report of Independent Auditors

Contractholders of Annuity Investors Variable Account B
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (comprising, respectively, the Deutsche Asset Management VIT Funds EAFE Equity Index, Deutsche Asset Management VIT Funds Equity 500 Index, Deutsche Asset Management VIT Funds Small Cap Index, Dreyfus Variable Investment Fund Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Money Market Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Funds Socially Responsible Growth Fund, Inc., Dreyfus Funds Stock Index Fund, INVESCO Variable Investment Funds, Inc. Dynamics Fund, INVESCO Variable Investment Funds, Inc. Equity Income Fund, INVESCO Variable Investment Funds, Inc. Health Sciences Fund, INVESCO Variable Investment Funds, Inc. High Yield Fund, INVESCO Variable Investment Funds, Inc. Financial Services Fund, INVESCO Variable Investment Funds, Inc. Small Cap Growth Fund, INVESCO Variable Investment Funds, Inc. Total Return Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Capital Appreciation Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Janus Aspen Series International Growth Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Large Cap Growth Portfolio, PBHG Insurance Series Fund, Inc. Mid Cap Value Portfolio, PBHG Insurance Series Fund, Inc. Select Value Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio, Strong Funds Mid Cap Growth Fund II, Strong Funds Opportunity Fund II, The Universal Institutional Funds, Inc. Emerging Markets Portfolio, The Universal Institutional Funds, Inc. Fixed Income Portfolio, The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio, The Universal Institutional Funds, Inc. U.S. Real Estate Portfolio, The Universal Institutional Funds, Inc. Value Portfolio, and Timothy Partners, Ltd. The Timothy Plan Small-Cap Variable Series sub accounts) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                    /s/ Ernst & Young LLP

April 5, 2002
Cincinnati, Ohio


                                                ANNUITY INVESTORS VARIABLE ACCOUNT B

                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          December 31, 2001




Assets:                                                                                                                   Market
 Investments in portfolio shares, at net asset value (Note 2):                  Shares                Cost                Value
                                                                             -----------           ---------            ---------
 Deutsche Asset Management VIT Funds:
     EAFE Equity Index ...........................................            87,702.848      $    1,015,670       $      735,827
     Equity 500 Index ............................................           167,335.205           2,201,215            2,004,676
     Small Cap Index .............................................           159,006.907           1,803,254            1,706,144
 Dreyfus Variable Investment Fund:
     Appreciation Portfolio ......................................           259,060.388           9,891,641            9,061,932
     Growth and Income Portfolio .................................           342,272.161           8,203,758            7,410,192
     Money Market Portfolio ......................................        20,659,188.090          20,659,188           20,659,188
     Small Cap Portfolio .........................................           249,736.294          11,436,114            8,773,236
 Dreyfus Funds:
     Socially Responsible Growth Fund, Inc. ......................           454,293.197          16,154,874           12,116,000
     Stock Index Fund ............................................         1,748,338.143          60,087,989           51,331,208
Invesco Variable Investment Funds, Inc. ..........................
     Dynamics Fund ...............................................            60,018.448             765,950              752,631
     Equity Income Fund ..........................................           826,764.802          16,844,576           15,361,290
     Health Sciences Fund ........................................            34,183.189             617,590              622,134
     High Yield Fund .............................................           604,408.423           6,170,748            4,617,680
     Financial Services Fund .....................................            56,278.074             702,305              698,974
     Small Cap Growth Fund .......................................            16,649.409             239,559              245,079
     Total Return Fund ...........................................           292,085.247           4,384,410            3,721,166
 Janus Aspen Series:
     Aggressive Growth Portfolio .................................           710,073.131          34,200,527           15,607,407
     Balanced Portfolio ..........................................         2,560,846.520          65,264,566           57,798,306
     Capital Appreciation Portfolio ..............................           667,927.636          19,993,318           13,839,461
     Growth Portfolio ............................................         1,362,127.007          39,816,593           27,079,085
     Worldwide Growth Portfolio ..................................         1,096,568.377          29,990,285           31,296,061
     International Growth Portfolio ..............................           370,480.917           8,535,745            8,695,187
 PBHG Insurance Series Fund, Inc.:
     Growth II Portfolio .........................................           299,531.199           6,145,541            3,366,731
     Large Cap Growth Portfolio ..................................           454,725.244          10,670,825            8,003,164
     Mid Cap Value Portfolio .....................................           169,875.760           2,200,273            2,276,335
     Select Value Portfolio ......................................           162,016.630           2,632,542            2,624,669
     Technology & Communications Portfolio .......................         5,155,562.215          33,714,312           16,807,133
 Strong Funds:
     Mid Cap Growth Fund II ......................................           521,264.861          13,584,249            8,538,318
     Opportunity Fund II .........................................           536,114.099          12,206,232           10,427,419
 The Universal Institutional Funds, Inc.:
     Emerging Markets Portfolio ..................................           151,012.396           1,535,134            1,001,212
     Fixed Income Portfolio ......................................           838,723.005           9,109,374            9,100,145
     Mid Cap Value Portfolio .....................................           367,364.484           5,443,926            5,348,827
     U.S. Real Estate Portfolio ..................................           294,528.402           3,339,848            3,557,903
     Value Portfolio .............................................           378,638.055           4,931,765            4,835,208
 Timothy Partners, Ltd.:
     The Timothy Plan Small-Cap Variable Series ..................           392,084.810           4,958,946            5,116,707
                                                                                              --------------


                                  Total cost....................................              $  469,452,842

----------------------------------------------------------------------------------------------------------------------------------

                                  Total assets............................................................            375,136,635

Liabilities:
      Liabilities due to the General Account (Note 4).......................................................               32,123
----------------------------------------------------------------------------------------------------------------------------------

                                  Net assets................................................................        $  375,104,512



   The accompanying notes are an integral part of these financial statements.





                                       3
..


                                                ANNUITY INVESTORS VARIABLE ACCOUNT B

                                           STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                                          December 31, 2001



                                                                                                                           Market
Net assets attributable to variable annuity contract holders (Note 2) (continued):    Units             Unit Value         Value
                                                                                   -----------           ---------       ---------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index - 1.40% series contract ............................          98,100.403      $     7.299765  $      716,110
    EAFE Equity Index - 1.10% series contract ............................             296.079            7.357724           2,178
    EAFE Equity Index - 0.95% series contract ............................           1,799.912            7.386939          13,296
    EAFE Equity Index - 0.90% series contract ............................             506.105            7.396296           3,743
    Equity 500 Index - 1.40% series contract .............................         236,942.002            8.383718       1,986,455
    Equity 500 Index - 1.10% series contract .............................           1,459.618            8.450260          12,334
    Equity 500 Index - 0.95% series contract .............................             179.116            8.483809           1,520
    Equity 500 Index - 0.90% series contract .............................             981.264            8.494513           8,335
    Small Cap Index - 1.40% series contract ..............................         153,151.939           11.074827       1,696,131
    Small Cap Index - 1.10% series contract ..............................              54.021           11.162755             603
    Small Cap Index - 0.95% series contract ..............................             272.943           11.207088           3,059
    Small Cap Index - 0.90% series contract ..............................             577.104           11.221359           6,476
Dreyfus Variable Investment Fund:
    Appreciation Portfolio - 1.50% series contract .......................              17.774           12.442111             221
    Appreciation Portfolio - 1.40% series contract .......................         717,965.716           12.497173       8,972,542
    Appreciation Portfolio - 1.10% series contract .......................           5,276.343           12.663627          66,818
    Appreciation Portfolio - 0.95% series contract .......................             150.958           12.747715           1,924
    Appreciation Portfolio - 0.90% series contract .......................           1,894.964           10.228319          19,382
    Growth and Income Portfolio - 1.50% series contract ..................               0.881           11.368715              10
    Growth and Income Portfolio - 1.40% series contract ..................         646,842.656           11.419341       7,386,517
    Growth and Income Portfolio - 1.10% series contract ..................           1,474.275           11.571439          17,059
    Growth and Income Portfolio - 0.95% series contract ..................               0.000           11.648352               0
    Growth and Income Portfolio - 0.90% series contract ..................             544.980           10.560897           5,755
    Money Market Portfolio - 1.50% series contract .......................           3,127.264            1.150535           3,598
    Money Market Portfolio - 1.40% series contract .......................      17,775,594.379            1.153108      20,497,180
    Money Market Portfolio - 1.10% series contract .......................          15,244.920            1.166325          17,781
    Money Market Portfolio - 0.95% series contract .......................               0.036            1.174767               0
    Money Market Portfolio - 0.90% series contract .......................         127,843.640            1.134928         145,093
    Small Cap Portfolio - 1.50% series contract ..........................           1,920.104           12.343426          23,701
    Small Cap Portfolio - 1.40% series contract ..........................         698,539.631           12.397758       8,660,325
    Small Cap Portfolio - 1.10% series contract ..........................           2,568.238           12.563024          32,265
    Small Cap Portfolio - 0.95% series contract ..........................             229.386           12.646674           2,901
    Small Cap Portfolio - 0.90% series contract ..........................           4,481.981           11.833795          53,039
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. - 1.50% series contract .......             297.025           11.267308           3,347
    Socially Responsible Growth Fund, Inc. - 1.40% series contract .......       1,066,026.751           11.317226      12,064,466
    Socially Responsible Growth Fund, Inc. - 1.10% series contract .......           1,578.746           11.468022          18,105
    Socially Responsible Growth Fund, Inc. - 0.95% series contract .......               0.000           11.544188               0
    Socially Responsible Growth Fund, Inc. - 0.90% series contract .......           3,077.581            9.318292          28,678
    Stock Index Fund - 1.65% series contract .............................               5.882           12.077250              71
    Stock Index Fund - 1.50% series contract .............................           6,156.673           12.157172          74,848
    Stock Index Fund - 1.40% series contract .............................       4,141,595.630           12.210993      50,572,995
    Stock Index Fund - 1.10% series contract .............................           4,522.004           12.373650          55,954
    Stock Index Fund - 0.95% series contract .............................           3,086.013           12.455945          38,439
    Stock Index Fund - 0.90% series contract .............................          58,922.095            9.894503         583,005




  The accompanying notes are an integral part of these financial statements.


                                                ANNUITY INVESTORS VARIABLE ACCOUNT B

                                           STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                                          December 31, 2001


                                                                                                                           Market
Net assets attributable to variable annuity contract holders (Note 2) (continued):    Units             Unit Value         Value
                                                                                   -----------           ---------       ---------
Invesco Variable Investment Funds, Inc.
    Dynamics Fund - 1.40% series contract ............................            93,275.876       $     8.067308    $      752,485
    Equity Income Fund - 1.50% series contract .......................             1,132.450            12.687774            14,368
    Equity Income Fund - 1.40% series contract .......................         1,199,392.254            12.743764        15,284,772
    Equity Income Fund - 1.10% series contract .......................             3,972.101            12.913529            51,294
    Equity Income Fund - 0.95% series contract .......................                 0.000            12.999453                 0
    Equity Income Fund - 0.90% series contract .......................               831.083            10.939435             9,092
    Health Sciences Fund - 1.50% series contract .....................             1,261.503            10.168588            12,828
    Health Sciences Fund - 1.40% series contract .....................            59,824.959            10.175290           608,736
    Health Sciences Fund - 0.95% series contract .....................                61.085            10.205610               623
    High Yield Fund - 1.50% series contract ..........................               646.543             8.374125             5,414
    High Yield Fund - 1.40% series contract ..........................           546,183.962             8.410616         4,593,744
    High Yield Fund - 1.10% series contract ..........................               149.057             8.522682             1,270
    High Yield Fund - 0.95% series contract ..........................                 0.000             8.579354                 0
    High Yield Fund - 0.90% series contract ..........................             2,221.642             7.529874            16,729
    Financial Services Fund - 1.50% series contract ..................               876.437             9.609846             8,422
    Financial Services Fund - 1.40% series contract ..................            71,816.401             9.616190           690,600
    Small Cap Growth Fund - 1.50% series contract ....................                 5.420             8.832577                48
    Small Cap Growth Fund - 1.40% series contract ....................            27,720.462             8.838420           245,005
    Total Return Fund - 1.40% series contract ........................           361,909.293            10.134755         3,667,862
    Total Return Fund - 1.10% series contract ........................             5,148.335            10.269754            52,872
    Total Return Fund - 0.95% series contract ........................                 0.708            10.338078                 7
Janus Aspen Series:
    Aggressive Growth Portfolio - 1.50% series contract ..............             1,551.472            12.616505            19,574
    Aggressive Growth Portfolio - 1.40% series contract ..............         1,215,838.484            12.672131        15,407,265
    Aggressive Growth Portfolio - 1.10% series contract ..............             8,626.211            12.841113           110,770
    Aggressive Growth Portfolio - 0.95% series contract ..............               832.210            12.926320            10,757
    Aggressive Growth Portfolio - 0.90% series contract ..............             5,676.145            10.086016            57,250
    Balanced Portfolio - 1.65% series contract .......................                 4.244            15.733155                67
    Balanced Portfolio - 1.50% series contract .......................             3,807.168            15.837295            60,295
    Balanced Portfolio - 1.40% series contract .......................         3,578,735.833            15.907374        56,928,289
    Balanced Portfolio - 1.10% series contract .......................             9,654.166            16.119263           155,618
    Balanced Portfolio - 0.95% series contract .......................             1,282.216            16.226337            20,806
    Balanced Portfolio - 0.90% series contract .......................            49,552.895            12.646851           626,688
    Capital Appreciation Portfolio - 1.50% series contract ...........             6,505.660             8.225736            53,514
    Capital Appreciation Portfolio - 1.40% series contract ...........         1,650,016.481             8.247987        13,609,314
    Capital Appreciation Portfolio - 1.10% series contract ...........             4,570.921             8.313484            38,000
    Capital Appreciation Portfolio - 0.95% series contract ...........             1,813.269             8.346510            15,134
    Capital Appreciation Portfolio - 0.90% series contract ...........            14,587.924             8.357094           121,913
    Growth Portfolio - 1.50% series contract .........................             2,990.215            12.113565            36,222
    Growth Portfolio - 1.40% series contract .........................         2,211,504.181            12.166993        26,907,356
    Growth Portfolio - 1.10% series contract .........................             7,211.443            12.329165            88,911
    Growth Portfolio - 0.95% series contract .........................               128.720            12.411252             1,598
    Growth Portfolio - 0.90% series contract .........................             4,241.678             9.875724            41,890
    Worldwide Growth Portfolio - 1.50% series contract ...............             1,362.573            12.975281            17,680
    Worldwide Growth Portfolio - 1.40% series contract ...............         2,364,153.929            13.032840        30,811,640
    Worldwide Growth Portfolio - 1.10% series contract ...............             7,650.835            13.206482           101,041
    Worldwide Growth Portfolio - 0.95% series contract ...............             2,191.502            13.294015            29,134
    Worldwide Growth Portfolio - 0.90% series contract ...............            32,752.139            10.164080           332,895





  The accompanying notes are an integral part of these financial statements.


                                                ANNUITY INVESTORS VARIABLE ACCOUNT B

                                           STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                                          December 31, 2001


                                                                                                                            Market
Net assets attributable to variable annuity contract holders (Note 2) (continued):    Units             Unit Value           Value
                                                                                   -----------          -----------       ---------
Janus Aspen Series:
    International Growth Portfolio - 1.50% series contract ..................          805.229      $    12.641893   $       10,180
    International Growth Portfolio - 1.40% series contract ..................      675,126.139           12.698027        8,572,770
    International Growth Portfolio - 1.10% series contract ..................        7,907.782           12.867174          101,751
    International Growth Portfolio - 0.95% series contract ..................            0.000           12.952582                0
    International Growth Portfolio - 0.90% series contract ..................          901.701           10.377532            9,357
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio - 1.50% series contract .............................          272.267            9.526892            2,594
    Growth II Portfolio - 1.40% series contract .............................      349,991.649            9.568587        3,348,926
    Growth II Portfolio - 1.10% series contract .............................          698.017            9.696208            6,768
    Growth II Portfolio - 0.95% series contract .............................           98.859            9.760837              965
    Growth II Portfolio - 0.90% series contract .............................          753.904            9.403165            7,089
    Large Cap Growth Portfolio - 1.65% series contract ......................            4.678           14.481461               68
    Large Cap Growth Portfolio - 1.50% series contract ......................        2,007.334           14.577306           29,262
    Large Cap Growth Portfolio - 1.40% series contract ......................      541,607.501           14.641681        7,930,044
    Large Cap Growth Portfolio - 1.10% series contract ......................        1,891.823           14.836772           28,069
    Large Cap Growth Portfolio - 0.95% series contract ......................           44.069           14.935453              658
    Large Cap Growth Portfolio - 0.90% series contract ......................        1,201.478           11.769124           14,140
PBHG Insurance Series Fund, Inc.:
    Mid Cap Value Portfolio - 1.50% series contract .........................        1,031.275           10.067711           10,383
    Mid Cap Value Portfolio - 1.40% series contract .........................      224,532.821           10.074367        2,262,026
    Mid Cap Value Portfolio - 1.10% series contract .........................          294.873           10.094376            2,977
    Mid Cap Value Portfolio - 0.95% series contract .........................           68.486           10.104428              692
    Select Value Portfolio - 1.50% series contract ..........................           99.956            9.136677              913
    Select Value Portfolio - 1.40% series contract ..........................      286,441.118            9.142710        2,618,848
    Select Value Portfolio - 1.10% series contract ..........................          381.369            9.160879            3,494
    Select Value Portfolio - 0.95% series contract ..........................          121.546            9.169998            1,115
    Technology & Communications Portfolio - 1.50% series contract ...........          533.324           10.405028            5,549
    Technology & Communications Portfolio - 1.40% series contract ...........    1,591,254.973           10.450474       16,629,369
    Technology & Communications Portfolio - 1.10% series contract ...........        6,960.237           10.589986           73,709
    Technology & Communications Portfolio - 0.95% series contract ...........          993.928           10.660475           10,596
    Technology & Communications Portfolio - 0.90% series contract ...........        8,211.474           10.459825           85,891
Strong Funds:
    Mid Cap Growth Fund II - 1.50% series contract ..........................          190.193           14.524149            2,762
    Mid Cap Growth Fund II - 1.40% series contract ..........................      573,334.387           14.588097        8,363,858
    Mid Cap Growth Fund II - 1.10% series contract ..........................        1,410.277           14.782585           20,848
    Mid Cap Growth Fund II - 0.95% series contract ..........................          797.623           14.880887           11,869
    Mid Cap Growth Fund II - 0.90% series contract ..........................       11,983.937           11.515176          137,997
    Opportunity Fund II - 1.50% series contract .............................        2,611.083           15.883942           41,474
    Opportunity Fund II - 1.40% series contract .............................      638,318.778           15.954009       10,183,744
    Opportunity Fund II - 1.10% series contract .............................        1,860.121           16.166547           30,072
    Opportunity Fund II - 0.95% series contract .............................           14.922           16.273988              243
    Opportunity Fund II - 0.90% series contract .............................       12,766.517           13.368024          170,663
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio - 1.40% series contract ......................      157,013.225            6.311285          990,955
    Emerging Markets Portfolio - 1.10% series contract ......................          744.747            6.395453            4,763
    Emerging Markets Portfolio - 0.95% series contract ......................            2.142            6.438076               14
    Emerging Markets Portfolio - 0.90% series contract ......................          596.641            8.993705            5,366




  The accompanying notes are an integral part of these financial statements.


                                                ANNUITY INVESTORS VARIABLE ACCOUNT B

                                           STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                                          December 31, 2001

                                                                                                                            Market
Net assets attributable to variable annuity contract holders (Note 2) (continued):    Units             Unit Value           Value
                                                                                   -----------          -----------       ---------


The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio - 1.50% series contract ................................     1,707.009   $    12.639254  $       21,575
    Fixed Income Portfolio - 1.40% series contract ................................   713,042.852        12.694998       9,052,078
    Fixed Income Portfolio - 1.10% series contract ................................     1,978.853        12.864100          25,456
    Fixed Income Portfolio - 0.95% series contract ................................         0.000        12.949664               0
    Mid Cap Value Portfolio - 1.50% series contract ...............................     1,469.904        15.630514          22,975
    Mid Cap Value Portfolio - 1.40% series contract ...............................   335,452.774        15.699340       5,266,387
    Mid Cap Value Portfolio - 1.10% series contract ...............................     1,648.470        15.908551          26,225
    Mid Cap Value Portfolio - 0.95% series contract ...............................        28.150        16.014471             451
    Mid Cap Value Portfolio - 0.90% series contract ...............................     2,465.356        13.052029          32,178
    U.S. Real Estate Portfolio - 1.50% series contract ............................        14.584        13.036863             190
    U.S. Real Estate Portfolio - 1.40% series contract ............................   269,466.499        13.094325       3,528,482
    U.S. Real Estate Portfolio - 1.10% series contract ............................     1,955.110        13.268793          25,942
    U.S. Real Estate Portfolio - 0.95% series contract ............................       215.533        13.357067           2,879
    Value Portfolio - 1.50% series contract .......................................        31.284        11.799174             369
    Value Portfolio - 1.40% series contract .......................................   401,628.667        11.851536       4,759,917
    Value Portfolio - 1.10% series contract .......................................     2,274.954        12.009406          27,321
    Value Portfolio - 0.95% series contract .......................................       124.533        12.089242           1,506
    Value Portfolio - 0.90% series contract .......................................     3,995.102        11.392961          45,516
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series - 1.50% series contract ............        13.748        14.150023             195
    The Timothy Plan Small-Cap Variable Series - 1.40% series contract ............   358,967.966        14.201161       5,097,762
    The Timothy Plan Small-Cap Variable Series - 1.25% series contract ............         4.378        14.189031              62
    The Timothy Plan Small-Cap Variable Series - 1.10% series contract ............     1,265.216        14.356543          18,164


                           Net assets attributable to variable annuity contract holders.............................   375,104,512
------------------------------------------------------------------------------------------------------------------------------------
                           Net assets...............................................................................$  375,104,512



  The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
                     For the Periods Ended December 31, 2001

                                                                                                                   Net Realized
                                                                                                                    Gain (Loss)
                                                                                      Mortality                     on Sale of
                                                                     Dividends from       and            Net        Investments
                                                                     Investments in   Expense Risk   Investment         in
                                                                       Portfolio          Fee          Income        Portfolio
                                                                        Shares         (Note 4)        (Loss)         Shares
                                                                     ------------   ------------   ------------    ------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ............................................   $          0   $     12,347   $    (12,347)   $    157,354
    Equity 500 Index .............................................         16,884         29,635        (12,751)       (268,760)
    Small Cap Index ..............................................          9,896         15,770         (5,874)        (18,098)
Dreyfus Variable Investment Fund:
    Appreciation Portfolio .......................................         77,603        122,310        (44,707)        (10,480)
    Growth and Income Portfolio ..................................         35,632         98,762        (63,130)         62,010
    Money Market Portfolio .......................................        384,561        178,743        205,818               0
    Small Cap Portfolio ..........................................         35,305        102,977        (67,672)        (82,970)
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. .......................          8,465        173,502       (165,037)        (26,051)
    Stock Index Fund .............................................        562,907        696,468       (133,561)       (588,428)
Invesco Variable Investment Funds, Inc. ..........................
    Dynamics Fund (*) ............................................              0          1,276         (1,276)         (5,860)
    Equity Income Fund ...........................................        168,782        205,535        (36,753)        (78,962)
    Health Sciences Fund (*) .....................................          2,022          2,690           (668)         (5,349)
    High Yield Fund ..............................................        496,017         62,623        433,394        (280,239)
    Financial Services Fund (*) ..................................          2,292          4,290         (1,998)        (24,636)
    Small Cap Growth Fund (*) ....................................              0          1,029         (1,029)         (6,248)
    Total Return Fund ............................................         78,593         59,399         19,194         (25,973)
Janus Aspen Series:
    Aggressive Growth Portfolio ..................................              0        221,963       (221,963)       (652,457)
    Balanced Portfolio ...........................................      1,508,657        768,480        740,177         520,494
    Capital Appreciation Portfolio ...............................        180,210        191,916        (11,706)       (253,774)
    Growth Portfolio .............................................         76,243        384,777       (308,534)         26,283
    Worldwide Growth Portfolio ...................................        165,126        451,439       (286,313)    (15,802,463)
    International Growth Portfolio ...............................        105,308        135,862        (30,554)     (2,901,982)
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ..........................................              0         51,734        (51,734)     (1,874,277)
    Large Cap Growth Portfolio ...................................              0        117,774       (117,774)     (1,298,725)
    Mid Cap Value Portfolio (*) ..................................          9,137         11,706         (2,569)        (19,264)
    Select Value Portfolio (*) ...................................         15,259         11,775          3,484         (21,116)
    Technology & Communications Portfolio ........................      6,754,169        251,702      6,502,467     (26,271,979)
Strong Funds:
    Mid Cap Growth Fund II.........................................             0        117,558       (117,558)       (209,646)
    Opportunity Fund II............................................        38,227        115,052        (76,825)       (213,269)
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio ...................................              0         14,761        (14,761)       (296,620)
    Fixed Income Portfolio .......................................        364,713         91,613        273,100          49,782
    Mid Cap Growth Portfolio .....................................              0         64,700        (64,700)        (96,994)
    U.S. Real Estate Portfolio ...................................        128,121         37,196         90,925          81,657
    Value Portfolio ..............................................         46,046         47,188         (1,142)        135,156
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series ...................              0         53,406        (53,406)          2,191
                                                                     ------------   ------------   ------------    ------------

                                                            Totals   $ 11,270,175   $  4,907,958   $  6,362,217    $(50,299,693)
                                                                     ============   ============   ============    ============
                                                                                     Net Change
                                                                                    in Unrealized
                                                                                     Appreciation         Net             Net
                                                                                    (Depreciation)    Gain (Loss)       Increase
                                                                                    of Investments   on Investments    (Decrease)
                                                                        Realized           in              in         in Net Assets
                                                                           Gain        Portfolio        Portfolio         from
                                                                       Distributions     Shares           Shares       Operations
                                                                       ------------   ------------    ------------    ------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ............................................     $          0   $   (181,081)   $    (23,727)   $    (36,074)
    Equity 500 Index .............................................            1,760        (43,283)       (310,283)       (323,034)
    Small Cap Index ..............................................           79,670        (31,244)         30,328          24,454
Dreyfus Variable Investment Fund:
    Appreciation Portfolio .......................................                0       (946,025)       (956,505)     (1,001,212)
    Growth and Income Portfolio ..................................          107,736       (616,168)       (446,422)       (509,552)
    Money Market Portfolio .......................................                0              0               0         205,818
    Small Cap Portfolio ..........................................          568,177       (904,488)       (419,281)       (486,953)
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. .......................                0     (3,328,837)     (3,354,888)     (3,519,925)
    Stock Index Fund .............................................          267,180     (7,009,544)     (7,330,792)     (7,464,353)
Invesco Variable Investment Funds, Inc. ..........................
    Dynamics Fund (*) ............................................                0        (13,319)        (19,179)        (20,455)
    Equity Income Fund ...........................................           51,306     (1,523,366)     (1,551,022)     (1,587,775)
    Health Sciences Fund (*) .....................................                0          4,544            (805)         (1,473)
    High Yield Fund ..............................................                0       (975,890)     (1,256,129)       (822,735)
    Financial Services Fund (*) ..................................              543         (3,332)        (27,425)        (29,423)
    Small Cap Growth Fund (*) ....................................                0          5,520            (728)         (1,757)
    Total Return Fund ............................................                0       (130,072)       (156,045)       (136,851)
Janus Aspen Series:
    Aggressive Growth Portfolio ..................................                0     (8,200,039)     (8,852,496)     (9,074,459)
    Balanced Portfolio ...........................................                0     (4,758,114)     (4,237,620)     (3,497,443)
    Capital Appreciation Portfolio ...............................                0     (3,488,581)     (3,742,355)     (3,754,061)
    Growth Portfolio .............................................                0     (8,345,100)     (8,318,817)     (8,627,351)
    Worldwide Growth Portfolio ...................................                0      7,169,350      (8,633,113)     (8,919,426)
    International Growth Portfolio ...............................                0        707,084      (2,194,898)     (2,225,452)
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ..........................................                0       (407,604)     (2,281,881)     (2,333,615)
    Large Cap Growth Portfolio ...................................                0     (1,647,685)     (2,946,410)     (3,064,184)
    Mid Cap Value Portfolio (*) ..................................              886         76,062          57,684          55,115
    Select Value Portfolio (*) ...................................            1,525         (7,873)        (27,464)        (23,980)
    Technology & Communications Portfolio ........................        2,599,452      1,706,344     (21,966,183)    (15,463,716)
Strong Funds:
    Mid Cap Growth Fund II.........................................               0     (3,235,919)     (3,445,565)     (3,563,123)
    Opportunity Fund II............................................       1,565,313     (1,615,442)       (263,398)       (340,223)
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio ...................................                0        212,836         (83,784)        (98,545)
    Fixed Income Portfolio .......................................          140,671        (19,063)        171,390         444,490
    Mid Cap Growth Portfolio .....................................            5,450        (15,386)       (106,930)       (171,630)
    U.S. Real Estate Portfolio ...................................           24,581         26,500         132,738         223,663
    Value Portfolio ..............................................          183,125       (326,180)         (7,899)         (9,041)
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series ...................          238,508        270,145         510,844         457,438
                                                                       ------------   ------------    ------------    ------------

                                                            Totals     $  5,835,883   $(37,595,250)   $(82,059,060)   $(75,696,843)
                                                                       ============   ============    ============    ============

The accompanying notes are an integral part of these financial statements.


Note:  Year ended unless otherwise noted.
         (*) Period for May 1, 2001 (commencement of operations) to
            December 31, 2001.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
                    For the Periods Ended December 31, 2001

                                                                               Changes From Operations
                                                      ----------------------------------------------------------------------------
                                                                                                      Net Change          Net
                                                                       Net Realized                  in Unrealized      Increase
                                                                        Gain (Loss)                   Appreciation     (Decrease)
                                                          Net           on Sale of       Realized    (Depreciation)      in Net
                                                       Investment     Investments in      Gain      of Investments in  Assets from
                                                      Income (Loss)  Portfolio Shares Distributions Portfolio Shares    Operations
                                                      -------------  ---------------- ------------- ----------------    ----------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ............................. $    (12,347)   $    157,354    $          0   $   (181,081)   $    (36,074)
    Equity 500 Index ..............................      (12,751)       (268,760)          1,760        (43,283)       (323,034)
    Small Cap Index ...............................       (5,874)        (18,098)         79,670        (31,244)         24,454
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ........................      (44,707)        (10,480)              0       (946,025)     (1,001,212)
    Growth and Income Portfolio ...................      (63,130)         62,010         107,736       (616,168)       (509,552)
    Money Market Portfolio ........................      205,818               0               0              0         205,818
    Small Cap Portfolio ...........................      (67,672)        (82,970)        568,177       (904,488)       (486,953)
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. ........     (165,037)        (26,051)              0     (3,328,837)     (3,519,925)
    Stock Index Fund ..............................     (133,561)       (588,428)        267,180     (7,009,544)     (7,464,353)
Invesco Variable Investment Funds, Inc. ...........
    Dynamics Fund (*) .............................       (1,276)         (5,860)              0        (13,319)        (20,455)
    Equity Income Fund ............................      (36,753)        (78,962)         51,306     (1,523,366)     (1,587,775)
    Health Sciences Fund (*) ......................         (668)         (5,349)              0          4,544          (1,473)
    High Yield Fund ...............................      433,394        (280,239)              0       (975,890)       (822,735)
    Financial Services(*) .........................       (1,998)        (24,636)            543         (3,332)        (29,423)
    Small Cap Growth Fund (*) .....................       (1,029)         (6,248)              0          5,520          (1,757)
    Total Return Fund .............................       19,194         (25,973)              0       (130,072)       (136,851)
Janus Aspen Series:
    Aggressive Growth Portfolio ...................     (221,963)       (652,457)              0     (8,200,039)     (9,074,459)
    Balanced Portfolio ............................      740,177         520,494               0     (4,758,114)     (3,497,443)
    Capital Appreciation Portfolio ................      (11,706)       (253,774)              0     (3,488,581)     (3,754,061)
    Growth Portfolio ..............................     (308,534)         26,283               0     (8,345,100)     (8,627,351)
    Worldwide Growth Portfolio ....................     (286,313)    (15,802,463)              0      7,169,350      (8,919,426)
    International Growth Portfolio ................      (30,554)     (2,901,982)              0        707,084      (2,225,452)
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ...........................      (51,734)     (1,874,277)              0       (407,604)     (2,333,615)
    Large Cap Growth Portfolio ....................     (117,774)     (1,298,725)              0     (1,647,685)     (3,064,184)
    Mid Cap Value Portfolio (*) ...................       (2,569)        (19,264)            886         76,062          55,115
    Select Value Portfolio (*) ....................        3,484         (21,116)          1,525         (7,873)        (23,980)
    Technology & Communications Portfolio .........    6,502,467     (26,271,979)      2,599,452      1,706,344     (15,463,716)
Strong Funds:
    Mid Cap Growth Fund II ........................     (117,558)       (209,646)              0     (3,235,919)     (3,563,123)
    Opportunity Fund II ...........................      (76,825)       (213,269)      1,565,313     (1,615,442)       (340,223)
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio ....................      (14,761)       (296,620)              0        212,836         (98,545)
    Fixed Income Portfolio ........................      273,100          49,782         140,671        (19,063)        444,490
    Mid Cap Growth Portfolio ......................      (64,700)        (96,994)          5,450        (15,386)       (171,630)
    U.S. Real Estate Portfolio ....................       90,925          81,657          24,581         26,500         223,663
    Value Portfolio ...............................       (1,142)        135,156         183,125       (326,180)         (9,041)
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series ....      (53,406)          2,191         238,508        270,145         457,438
                                                    ------------    ------------    ------------   ------------    ------------

                                        Totals      $  6,362,217    $(50,299,693)   $  5,835,883   $(37,595,250)   $(75,696,843)
                                                    ============    ============    ============   ============    ============



                                                              Changes From Principal Transactions
                                                        ------------------------------------------------------
                                                                                    Net Transfers
                                                                                      To (From)    Net Increase
                                                        Contract                     Subaccounts   in Net Assets
                                                        Purchase      Contract        and Fixed   From Principal
                                                        Payments     Redemptions       Accounts    Transactions
                                                        --------     -----------       --------    ------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ............................. $    239,522   $     31,215   $   (189,190)   $     19,117
    Equity 500 Index ..............................      404,655        264,826       (117,455)         22,374
    Small Cap Index ...............................      249,245         76,801        581,784         754,228
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ........................    1,952,735        525,984       (509,871)        916,880
    Growth and Income Portfolio ...................    1,333,115        656,454        189,822         866,483
    Money Market Portfolio ........................   12,891,493      2,831,701      1,109,422      11,169,214
    Small Cap Portfolio ...........................    2,462,439        386,663        649,947       2,725,723
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. ........    3,691,829        555,507       (792,705)      2,343,617
    Stock Index Fund ..............................   12,234,938      2,590,751     (2,297,489)      7,346,698
Invesco Variable Investment Funds, Inc. ...........
    Dynamics Fund (*) .............................      147,189          3,328        629,079         772,940
    Equity Income Fund ............................    2,821,677        937,235        560,278       2,444,720
    Health Sciences Fund (*) ......................      250,125         10,661        384,196         623,660
    High Yield Fund ...............................      589,122        448,534      1,224,828       1,365,416
    Financial Services(*) .........................      272,486         74,042        530,001         728,445
    Small Cap Growth Fund (*) .....................      120,375          4,166        130,601         246,810
    Total Return Fund .............................      342,377        723,620      1,295,454         914,211
Janus Aspen Series:
    Aggressive Growth Portfolio ...................    6,311,379        913,907     (1,990,683)      3,406,789
    Balanced Portfolio ............................   11,252,063      3,082,867     (1,608,316)      6,560,880
    Capital Appreciation Portfolio ................    4,199,064        722,780       (847,484)      2,628,800
    Growth Portfolio ..............................    7,551,353      1,506,032        151,244       6,196,565
    Worldwide Growth Portfolio ....................    8,213,563      1,547,689     (2,458,859)      4,207,015
    International Growth Portfolio ................    2,486,462        644,057     (1,433,575)        408,830
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ...........................    1,299,978        160,226     (1,194,730)        (54,978)
    Large Cap Growth Portfolio ....................    2,528,267        333,437     (1,190,653)      1,004,177
    Mid Cap Value Portfolio (*) ...................      539,896         87,070      1,768,137       2,220,963
    Select Value Portfolio (*) ....................      641,568         41,725      2,048,507       2,648,350
    Technology & Communications Portfolio .........    8,303,542        854,371     (1,293,815)      6,155,356
Strong Funds:
    Mid Cap Growth Fund II ........................    2,739,726        479,151        (79,410)      2,181,165
    Opportunity Fund II ...........................    2,177,593        452,317      3,510,870       5,236,146
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio ....................      217,904         96,542       (202,533)        (81,171)
    Fixed Income Portfolio ........................    2,119,976        416,951      2,455,350       4,158,375
    Mid Cap Growth Portfolio ......................    1,229,538        290,960        370,524       1,309,102
    U.S. Real Estate Portfolio ....................      659,325        220,234      1,098,709       1,537,800
    Value Portfolio ...............................    1,459,752        338,957      2,115,164       3,235,959
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series ....    1,082,617        194,334        454,381       1,342,664
                                                    ------------   ------------   ------------    ------------

                                        Totals      $105,016,888   $ 22,505,095   $  5,051,530    $ 87,563,323
                                                    ============   ============   ============    ============




                                                          Net
                                                        Increase      Net Assets       Net Assets
                                                       (Decrease)      Beginning          End
                                                      in Net Assets    of Period       of Period
                                                      -------------    ---------       ---------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index .............................  $    (16,957)   $    752,284   $    735,327
    Equity 500 Index ..............................      (300,660)      2,309,304      2,008,644
    Small Cap Index ...............................       778,682         927,587      1,706,269
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ........................       (84,332)      9,145,219      9,060,887
    Growth and Income Portfolio ...................       356,931       7,052,410      7,409,341
    Money Market Portfolio ........................    11,375,032       9,288,620     20,663,652
    Small Cap Portfolio ...........................     2,238,770       6,533,461      8,772,231
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. ........    (1,176,308)     13,290,904     12,114,596
    Stock Index Fund ..............................      (117,655)     51,442,967     51,325,312
Invesco Variable Investment Funds, Inc. ...........
    Dynamics Fund (*) .............................       752,485               0        752,485
    Equity Income Fund ............................       856,945      14,502,581     15,359,526
    Health Sciences Fund (*) ......................       622,187               0        622,187
    High Yield Fund ...............................       542,681       4,074,476      4,617,157
    Financial Services(*) .........................       699,022               0        699,022
    Small Cap Growth Fund (*) .....................       245,053               0        245,053
    Total Return Fund .............................       777,360       2,943,381      3,720,741
Janus Aspen Series:
    Aggressive Growth Portfolio ...................    (5,667,670)     21,273,286     15,605,616
    Balanced Portfolio ............................     3,063,437      54,728,326     57,791,763
    Capital Appreciation Portfolio ................    (1,125,261)     14,963,136     13,837,875
    Growth Portfolio ..............................    (2,430,786)     29,506,763     27,075,977
    Worldwide Growth Portfolio ....................    (4,712,411)     36,004,801     31,292,390
    International Growth Portfolio ................    (1,816,622)     10,510,680      8,694,058
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ...........................    (2,388,593)      5,754,935      3,366,342
    Large Cap Growth Portfolio ....................    (2,060,007)     10,062,248      8,002,241
    Mid Cap Value Portfolio (*) ...................     2,276,078               0      2,276,078
    Select Value Portfolio (*) ....................     2,624,370               0      2,624,370
    Technology & Communications Portfolio .........    (9,308,360)     26,113,474     16,805,114
Strong Funds:
    Mid Cap Growth Fund II ........................    (1,381,958)      9,919,292      8,537,334
    Opportunity Fund II ...........................     4,895,923       5,530,273     10,426,196
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio ....................      (179,716)      1,180,814      1,001,098
    Fixed Income Portfolio ........................     4,602,865       4,496,244      9,099,109
    Mid Cap Growth Portfolio ......................     1,137,472       4,210,744      5,348,216
    U.S. Real Estate Portfolio ....................     1,761,463       1,796,030      3,557,493
    Value Portfolio ...............................     3,226,918       1,607,711      4,834,629
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series ....     1,800,102       3,316,081      5,116,183
                                                     ------------    ------------   ------------

                                        Totals       $ 11,866,480    $363,238,032   $375,104,512
                                                     ============    ============   ============


   The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.
   (*) Period for May 1, 2001 (commencement of operations) to December 31, 2001.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
                      For the Year Ended December 31, 2000


                                                                               Changes From Operations
                                                      ----------------------------------------------------------------------------
                                                                                                      Net Change          Net
                                                                       Net Realized                  in Unrealized      Increase
                                                                        Gain (Loss)                   Appreciation     (Decrease)
                                                          Net           on Sale of       Realized    (Depreciation)      in Net
                                                       Investment     Investments in      Gain      of Investments in  Assets from
                                                      Income (Loss)  Portfolio Shares Distributions Portfolio Shares    Operations
                                                      -------------  ---------------- ------------- ----------------    ----------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ..............................     (6,745)   $     (2,792)   $     12,539    $   (105,343)   $   (102,341)
    Equity 500 Index ...............................    (24,884)         14,705           1,290        (204,949)       (213,838)
    Small Cap Index ................................     (8,893)         14,328           4,800         (83,278)        (73,043)
Dreyfus Variable Investment Fund:
    Appreciation Portfolio .........................    (53,790)        151,902         101,500        (370,750)       (171,138)
    Growth and Income Portfolio ....................    (42,066)         66,986         253,897        (616,877)       (338,060)
    Money Market Portfolio .........................    226,314               0               0               0         226,314
    Small Cap Portfolio ............................    (42,305)         21,560       2,824,600      (2,354,597)        449,258
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. .........    (33,062)        155,143               0      (1,833,663)     (1,711,582)
    Stock Index Fund ...............................   (143,244)         63,004         819,872      (6,140,246)     (5,400,614)
Invesco Variable Investment Funds, Inc. ............
    Equity Income Fund .............................   (139,460)        151,317         796,729        (466,315)        342,271
    High Yield Fund ................................     (9,670)        (48,223)                       (477,828)       (535,721)
    Total Return Fund ..............................    (26,516)        (66,098)        368,921        (377,307)       (101,000)
Janus Aspen Series:
    Aggressive Growth Portfolio ....................   (256,672)      1,114,282       2,815,296     (14,136,429)    (10,463,523)
    Balanced Portfolio .............................    600,426         339,778       3,994,576      (6,840,927)     (1,906,147)
    Capital Appreciation Portfolio .................     19,242         455,683           6,368      (3,926,596)     (3,445,303)
    Growth Portfolio ...............................   (264,987)        113,023       2,024,568      (7,428,822)     (5,556,218)
    Worldwide Growth Portfolio .....................   (267,840)      3,724,661       2,627,880     (13,259,867)     (7,175,166)
    International Growth Portfolio .................     52,811      (1,026,675)        312,441      (1,591,377)     (2,252,800)
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ............................    (51,570)        563,012         121,652      (2,822,130)     (2,189,036)
    Large Cap Growth Portfolio .....................    (82,437)        528,500         235,503      (2,261,561)     (1,579,995)
    Technology & Communications Portfolio ..........   (371,342)      2,754,951       3,037,248     (27,321,968)    (21,901,111)
Strong Funds:
    Mid Cap Growth Fund II .........................    (89,965)        170,051         752,463      (2,901,571)     (2,069,022)
    Opportunity Fund II ............................    (36,593)         38,538         680,027        (530,667)        151,305
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio .....................    (14,749)         84,308         198,472        (970,698)       (702,667)
    Fixed Income Portfolio .........................    219,205         (55,159)              0         167,747         331,793
    Mid Cap Value Portfolio ........................    (40,652)         87,652         534,755        (278,868)        302,887
    U.S. Real Estate Portfolio .....................     14,422          16,643           9,064         253,572         293,701
    Value Portfolio ................................     (1,740)          1,897          21,022         257,340         278,519
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series .....    (12,199)         72,227         249,022        (297,558)         11,492
                                                   ------------    ------------    ------------    ------------    ------------

                                          Totals   $   (888,961)   $  9,505,204    $ 22,804,505    $(96,921,533)   $(65,500,785)
                                                   ============    ============    ============    ============    ============




                                                              Changes From Principal Transactions
                                                     -------------------------------------------------------

                                                                                  Net Transfers
                                                                                    To (From)      Net Increase
                                                        Contract                   Subaccounts     in Net Assets
                                                        Purchase     Contract      and Fixed      From Principal
                                                        Payments    Redemption       Accounts      Transactions
                                                        ---------   -----------    ------------    ------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index .............................. $    653,024   $     18,355   $    138,378    $    773,047
    Equity 500 Index ...............................      976,836         91,771        840,683       1,725,748
    Small Cap Index ................................      704,820         12,766        131,474         823,528
Dreyfus Variable Investment Fund:
    Appreciation Portfolio .........................    2,916,355        314,090       (703,686)      1,898,579
    Growth and Income Portfolio ....................    2,505,381        289,065        865,761       3,082,077
    Money Market Portfolio .........................   16,044,841        857,910     (8,993,601)      6,193,330
    Small Cap Portfolio ............................    2,712,302        242,763        304,721       2,774,260
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. .........    7,162,229        383,057      1,316,416       8,095,588
    Stock Index Fund ...............................   23,769,351      1,477,835        972,682      23,264,198
Invesco Variable Investment Funds, Inc. ............
    Equity Income Fund .............................    4,285,137        599,839      2,851,502       6,536,800
    High Yield Fund ................................    1,374,723        163,286        846,231       2,057,668
    Total Return Fund ..............................      611,245        188,654       (197,664)        224,927
Janus Aspen Series:
    Aggressive Growth Portfolio ....................   19,445,459        794,837      2,644,288      21,294,910
    Balanced Portfolio .............................   23,958,169      1,238,536      6,270,219      28,989,852
    Capital Appreciation Portfolio .................   10,835,268        360,829      1,685,812      12,160,251
    Growth Portfolio ...............................   17,398,836        863,320      5,979,762      22,515,278
    Worldwide Growth Portfolio .....................   18,345,404      1,065,307      4,828,050      22,108,147
    International Growth Portfolio .................    7,509,264        281,263      2,607,687       9,835,688
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ............................    3,841,891        515,945      3,279,145       6,605,091
    Large Cap Growth Portfolio .....................    5,066,906        355,476      3,539,391       8,250,821
    Technology & Communications Portfolio ..........   26,122,471      1,540,513      6,507,518      31,089,476
Strong Funds:
    Mid Cap Growth Fund II .........................    6,607,486        381,826      2,690,910       8,916,570
    Opportunity Fund II ............................    2,380,739        151,195        924,006       3,153,550
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio .....................    1,051,027         62,125        252,839       1,241,741
    Fixed Income Portfolio .........................    1,249,505        174,415         72,336       1,147,426
    Mid Cap Value Portfolio ........................    1,236,798        358,273        256,884       1,135,409
    U.S. Real Estate Portfolio .....................      479,163         93,164        284,909         670,908
    Value Portfolio ................................      402,311         99,931        273,079         575,459
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series .....    1,726,906         58,566        491,625       2,159,965
                                                   --------------   ------------   ------------    ------------

                                          Totals   $ $211,373,847   $ 13,034,912   $ 40,961,357    $239,300,292
                                                   ==============   ============   ============    ============




                                                           Net
                                                         Increase      Net Assets      Net Assets
                                                        (Decrease)     Beginning          End
                                                       In Net Assets   of Period       of Period
                                                       ------------   ------------   -------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ..............................   $    670,706   $     81,578   $    752,284
    Equity 500 Index ...............................      1,511,910        797,394      2,309,304
    Small Cap Index ................................        750,485        177,102        927,587
Dreyfus Variable Investment Fund:
    Appreciation Portfolio .........................      1,727,441      7,417,778      9,145,219
    Growth and Income Portfolio ....................      2,744,017      4,308,393      7,052,410
    Money Market Portfolio .........................      6,419,644      2,868,976      9,288,620
    Small Cap Portfolio ............................      3,223,518      3,309,943      6,533,461
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. .........      6,384,006      6,906,898     13,290,904
    Stock Index Fund ...............................     17,863,584     33,579,383     51,442,967
Invesco Variable Investment Funds, Inc. ............
    Equity Income Fund .............................      6,879,071      7,623,510     14,502,581
    High Yield Fund ................................      1,521,947      2,552,529      4,074,476
    Total Return Fund ..............................        123,927      2,819,454      2,943,381
Janus Aspen Series:
    Aggressive Growth Portfolio ....................     10,831,387     10,441,899     21,273,286
    Balanced Portfolio .............................     27,083,705     27,644,621     54,728,326
    Capital Appreciation Portfolio .................      8,714,948      6,248,188     14,963,136
    Growth Portfolio ...............................     16,959,060     12,547,703     29,506,763
    Worldwide Growth Portfolio .....................     14,932,981     21,071,820     36,004,801
    International Growth Portfolio .................      7,582,888      2,927,792     10,510,680
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ............................      4,416,055      1,338,880      5,754,935
    Large Cap Growth Portfolio .....................      6,670,826      3,391,422     10,062,248
    Technology & Communications Portfolio ..........      9,188,365     16,925,109     26,113,474
Strong Funds:
    Mid Cap Growth Fund II .........................      6,847,548      3,071,744      9,919,292
    Opportunity Fund II ............................      3,304,855      2,225,418      5,530,273
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio .....................        539,074        641,740      1,180,814
    Fixed Income Portfolio .........................      1,479,219      3,017,025      4,496,244
    Mid Cap Value Portfolio ........................      1,438,296      2,772,448      4,210,744
    U.S. Real Estate Portfolio .....................        964,609        831,421      1,796,030
    Value Portfolio ................................        853,978        753,733      1,607,711
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series .....      2,171,457      1,144,624      3,316,081
                                                       ------------   ------------   ------------

                                          Totals       $173,799,507   $189,438,525   $363,238,032
                                                       ============   ============   ============


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001


(1)      GENERAL
         -------

         Annuity Investors Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

         Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

         At December 31, 2001, the following investment options were available:

              DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
              -       EAFE Equity Index
              -       Equity 500 Index
              -       Small Cap Index
              THE DREYFUS VARIABLE INVESTMENT FUND:
              -       Appreciation Portfolio
              -       Growth and Income Portfolio
              -       Money Market Portfolio
              -       Small Cap Portfolio
              DREYFUS FUNDS:
              -       Socially Responsible Growth Fund, Inc.
              -       Stock Index Fund
              INVESCO VARIABLE INVESTMENT FUNDS, INC.:
              -       Dynamics Fund
              -       Equity Income Fund
              -       Health Sciences Fund
              -       High Yield Fund
              -       Financial Services Fund
              -       Small Cap Growth Fund
              -       Total Return Fund
              JANUS ASPEN SERIES:
              -       Aggressive Growth Portfolio
              -       Balanced Portfolio
              -       Capital Appreciation Portfolio
              -       Growth Portfolio
              -       Worldwide Growth Portfolio
              -       International Growth Portfolio

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001



              PBHG INSURANCE SERIES FUND, INC.:
              -        Growth II Portfolio
              -        Large Cap Growth Portfolio
              -        Mid Cap Value Portfolio
              -        Select Value Portfolio
              -        Technology & Communications Portfolio
              STRONG FUNDS:
              -        Mid Cap Growth Fund II
              -        Opportunity Fund II
              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
              -        Emerging Markets Equity Portfolio
              -        Fixed Income Portfolio
              -        Mid Cap Value Portfolio
              -        U.S. Real Estate Portfolio
              -        Value Portfolio
              TIMOTHY PARTNERS, LTD.:
              -        The Timothy Plan Small-Cap Variable Series

         In 2001, the Invesco Variable Investment Funds, Inc. Dynamics Fund, Health Sciences Fund, Financial Services Fund and Small Cap Company Growth Fund were added to the Separate Account. Also, the PBHG Insurance Series Fund, Inc. Mid Cap Value Portfolio and the Select Value Portfolio were added to the Separate Account. No variable sub-accounts were deleted from the account in 2001.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

         Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation.

         INVESTMENTS

         Investments are valued using the net asset value of the respective portfolios which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

         Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001


         FEDERAL INCOME TAXES

         No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS

         The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
         (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                               DECEMBER 31, 2001

(3)  PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

     The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2001 Statement of Changes in Net Assets for applicable periods) December 31, 2001 are as follows:


                                                                                  2001
                                                            ---------------------------------------------
                                                                 Cost of                  Proceeds
                                                                Purchases                from Sales
                                                            -------------------      --------------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index                                        $      17,331,162        $       17,323,891
    Equity 500 Index                                                   426,212                   418,797
    Small Cap Index                                                  1,250,764                   422,864
Dreyfus Variable Investment Fund:
    Appreciation Portfolio                                           1,834,541                   961,323
    Growth and Income Portfolio                                      2,085,862                 1,173,922
    Money Market Portfolio                                         194,598,947               183,228,378
    Small Cap Portfolio                                              3,857,672                   630,439
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc                            3,427,822                 1,247,838
    Stock Index Fund                                                12,894,397                 5,408,259
Invesco Variable Investment Funds, Inc.
    Dynamics Fund                                                      788,834                    17,024
    Equity Income Fund                                               4,253,260                 1,792,224
    Health Sciences Fund                                               705,851                    82,912
    High Yield Fund                                                  2,876,156                 1,076,823
    Financial Services Fund                                          1,005,196                   278,255
    Small Cap Growth Fund                                              267,870                    22,062
    Total Return Fund                                                2,335,726                 1,401,897
Janus Aspen Series:
    Aggressive Growth Portfolio                                      5,551,814                 2,365,196
    Balanced Portfolio                                              12,463,335                 5,155,735
    Capital Appreciation Portfolio                                   4,061,121                 1,442,441
    Growth Portfolio                                                 7,937,376                 2,046,239
    Worldwide Growth Portfolio                                      83,794,069                79,869,697
Janus Aspen Select Series:
    International Growth Portfolio                                  89,016,686                88,637,280
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio                                              1,803,465                 1,909,788
    Large Cap Growth Portfolio                                       3,515,716                 2,628,389
    Mid Cap Value Portfolio                                          2,468,028                   248,492
    Select Value Portfolio                                           2,827,672                   174,014
    Technology & Communications Portfolio                           18,503,841                 3,244,547
Strong Funds:
    Mid Cap Growth Fund II                                           3,895,700                 1,831,108
    Opportunity Fund II                                              9,324,550                 2,598,693
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio                                         232,484                   328,302
    Fixed Income Portfolio                                           5,602,488                 1,029,307
    Mid Cap Growth Portfolio                                         2,037,352                   786,889
    U.S. Real Estate Portfolio                                       2,263,853                   610,138
    Value Portfolio                                                  4,316,584                   898,064
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series                       2,172,550                   644,261
                                                            -------------------      --------------------

    Total                                                   $      511,728,956       $       411,935,488
                                                            ===================      ====================


                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001


(4)      DEDUCTIONS AND EXPENSES

         Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

         The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

         The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2001:

                         1.65% Series Contracts                  $         0
                         1.50% Series Contract                         2,421
                         1.40% Series Contracts                    4,866,258
                         1.25% Series Contracts                            0
                         1.10% Series Contracts                       10,413
                         0.95% Series Contracts                        4,126
                         0.90% Series Contracts                       24,740
                         0.75% Series Contracts                            0
                                                                 ------------
                                                                 $ 4,907,958
                                                                 ===========

         Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

         In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $616,285 for the year ended December 31, 2001.

(5)      OTHER TRANSACTIONS WITH AFFILIATES

         Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 2001


(6) CHANGES IN UNITS OUTSTANDING - CONTINUED

                                                                        Units                                            Units
                                                                     Outstanding       Units           Units          Outstanding
                                                                     12/31/2000      Purchased        Redeemed        12/31/2001
                                                                    ------------  ---------------  ---------------  ---------------
 Deutsche Asset Management VIT Funds:
     EAFE Equity Index - 1.40% series contract.....................   74,370.108    2,385,002.536    2,361,272.241      98,100.403
     EAFE Equity Index - 1.10% series contract.....................       37.562          258.517            0.000         296.079
     EAFE Equity Index - 0.95% series contract.....................    1,818.340           18.001           36.429       1,799.912
     EAFE Equity Index - 0.90% series contract.....................      293.484          216.165            3.544         506.105
     Equity 500 Index - 1.40% series contract......................  236,998.179       60,181.258       60,237.435     236,942.002
     Equity 500 Index - 1.10% series contract......................       66.267        1,393.351            0.000       1,459.618
     Equity 500 Index - 0.95% series contract......................      190.592            0.000           11.476         179.116
     Equity 500 Index - 0.90% series contract......................    1,265.072          527.340          811.148         981.264
     Small Cap Index - 1.40% series contract.......................   83,894.729      118,041.950       48,784.740     153,151.939
     Small Cap Index - 1.10% series contract.......................        8.017           46.004            0.000          54.021
     Small Cap Index - 0.95% series contract.......................       95.772          186.204            9.033         272.943
     Small Cap Index - 0.90% series contract.......................      300.266          281.964            5.126         577.104
 Dreyfus Variable Investment Fund:
     Appreciation Portfolio - 1.50% series contract................        0.000           17.774            0.000          17.774
     Appreciation Portfolio - 1.40% series contract................  649,590.073      209,285.098      140,909.455     717,965.716
     Appreciation Portfolio - 1.10% series contract................    3,407.753        2,164.893          296.303       5,276.343
     Appreciation Portfolio - 0.95% series contract................      155.216            0.000            4.258         150.958
     Appreciation Portfolio - 0.90% series contract................    1,530.813          366.771            2.620       1,894.964
     Growth and Income Portfolio - 1.50% series contract...........        0.000            0.881            0.000           0.881
     Growth and Income Portfolio - 1.40% series contract...........  572,006.660      254,219.124      179,383.128     646,842.656
     Growth and Income Portfolio - 1.10% series contract...........      906.280          729.879          161.884       1,474.275
     Growth and Income Portfolio - 0.95% series contract...........      145.939           20.818          166.757           0.000
     Growth and Income Portfolio - 0.90% series contract...........      357.046          188.022            0.088         544.980
     Money Market Portfolio - 1.50% series contract................        0.000        3,127.264            0.000       3,127.264
     Money Market Portfolio - 1.40% series contract................7,677,545.259  194,272,581.607  184,174,532.487  17,775,594.379
     Money Market Portfolio - 1.10% series contract................   12,985.570        7,875.294        5,615.944      15,244.920
     Money Market Portfolio - 0.95% series contract................  280,844.647       28,905.768      309,750.379           0.036
     Money Market Portfolio - 0.90% series contract................  263,371.944       38,276.065      173,804.369     127,843.640
     Small Cap Portfolio - 1.50% series contract...................        0.000        2,200.812          280.708       1,920.104
     Small Cap Portfolio - 1.40% series contract...................  482,890.909      348,724.570      133,075.848     698,539.631
     Small Cap Portfolio - 1.10% series contract...................    1,048.292        1,875.767          355.821       2,568.238
     Small Cap Portfolio - 0.95% series contract...................      375.159            9.937          155.710         229.386
     Small Cap Portfolio - 0.90% series contract...................    3,728.565          767.560           14.144       4,481.981
 Dreyfus Funds:
     Socially Responsible Growth Fund, Inc. - 1.50% series contract        0.000          297.025            0.000         297.025
     Socially Responsible Growth Fund, Inc. - 1.40% series contract  894,007.973      398,757.247      226,738.469   1,066,026.751
     Socially Responsible Growth Fund, Inc. - 1.10% series contract      600.773        1,015.239           37.266       1,578.746
     Socially Responsible Growth Fund, Inc. - 0.95% series contract       29.856            0.000           29.856           0.000
     Socially Responsible Growth Fund, Inc. - 0.90% series contract    2,425.600          658.512            6.531       3,077.581
     Stock Index Fund - 1.65% series contract......................        0.000            5.882            0.000           5.882
     Stock Index Fund - 1.50% series contract......................        0.000        6,369.916          213.243       6,156.673
     Stock Index Fund - 1.40% series contract......................3,598,196.884    1,616,142.205    1,072,743.459   4,141,595.630
     Stock Index Fund - 1.10% series contract......................    1,681.580        3,086.035          245.611       4,522.004
     Stock Index Fund - 0.95% series contract......................    3,844.565          188.638          947.190       3,086.013
     Stock Index Fund - 0.90% series contract......................   55,139.386        4,598.657          815.948      58,922.095
Invesco Variable Investment Funds, Inc.                                                     0.000            0.000
     Dynamics Fund - 1.40% series contract.........................        0.000       95,873.595        2,597.719      93,275.876
     Equity Income Fund - 1.50% series contract....................        0.000        1,132.450            0.000       1,132.450
     Equity Income Fund - 1.40% series contract....................1,018,117.732      446,979.181      265,704.659   1,199,392.254
     Equity Income Fund - 1.10% series contract....................    2,678.310        1,461.132          167.341       3,972.101
     Equity Income Fund - 0.95% series contract....................      109.926           10.141          120.067           0.000
     Equity Income Fund - 0.90% series contract....................      703.652          136.008            8.577         831.083
     Health Sciences Fund - 1.50% series contract..................        0.000        1,261.503            0.000       1,261.503
     Health Sciences Fund - 1.40% series contract..................        0.000       72,316.861       12,491.902      59,824.959
     Health Sciences Fund - 0.95% series contract..................        0.000          181.767          120.682          61.085
     High Yield Fund - 1.50% series contract.......................        0.000          646.543            0.000         646.543
     High Yield Fund - 1.40% series contract.......................  403,918.794      303,685.212      161,420.044     546,183.962
     High Yield Fund - 1.10% series contract.......................      121.262           27.795            0.000         149.057
     High Yield Fund - 0.95% series contract.......................      134.192           13.387          147.579           0.000
     High Yield Fund - 0.90% series contract.......................    2,492.992          230.048          501.398       2,221.642
     Financial Services Fund - 1.50% series contract...............        0.000          876.437            0.000         876.437
     Financial Services Fund - 1.40% series contract...............        0.000      111,949.543       40,133.142      71,816.401


Note: Refer to the 2001 Statement of Changes in Net Assets for the applicable periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 2001


(6) CHANGES IN UNITS OUTSTANDING - CONTINUED


                                                                           Units                                         Units
                                                                        Outstanding       Units          Units         Outstanding
                                                                        12/31/2000      Purchased       Redeemed       12/31/2001
                                                                      --------------   ------------   -------------  --------------
Invesco Variable Investment Funds, Inc.
    Small Cap Growth Fund - 1.50% series contract.....................         0.000          5.420           0.000          5.420
    Small Cap Growth Fund - 1.40% series contract.....................         0.000     31,693.448       3,972.986     27,720.462
    Total Return Fund - 1.40% series contract.........................   278,576.941    251,003.263     167,670.911    361,909.293
    Total Return Fund - 1.10% series contract.........................     3,457.428      2,193.994         503.087      5,148.335
    Total Return Fund - 0.95% series contract.........................        97.764         39.103         136.159          0.708
Janus Aspen Series:
    Aggressive Growth Portfolio - 1.50% series contract...............         0.000      1,607.646          56.174      1,551.472
    Aggressive Growth Portfolio - 1.40% series contract...............   993,843.327    591,595.770     369,600.613  1,215,838.484
    Aggressive Growth Portfolio - 1.10% series contract...............     3,573.726      5,715.335         662.850      8,626.211
    Aggressive Growth Portfolio - 0.95% series contract...............     1,243.427        271.337         682.554        832.210
    Aggressive Growth Portfolio - 0.90% series contract...............     4,542.613      1,382.630         249.098      5,676.145
    Balanced Portfolio - 1.65% series contract........................         0.000          4.244           0.000          4.244
    Balanced Portfolio - 1.50% series contract........................         0.000      4,066.179         259.011      3,807.168
    Balanced Portfolio - 1.40% series contract........................ 3,181,464.624  1,256,179.951     858,908.742  3,578,735.833
    Balanced Portfolio - 1.10% series contract........................     6,533.026      4,796.030       1,674.890      9,654.166
    Balanced Portfolio - 0.95% series contract........................     1,437.831         37.940         193.555      1,282.216
    Balanced Portfolio - 0.90% series contract........................    56,723.876      2,725.407       9,896.388     49,552.895
    Capital Appreciation Portfolio - 1.50% series contract............         0.000      7,207.976         702.316      6,505.660
    Capital Appreciation Portfolio - 1.40% series contract............ 1,384,637.536    668,686.855     403,307.910  1,650,016.481
    Capital Appreciation Portfolio - 1.10% series contract............     1,520.638      3,317.205         266.922      4,570.921
    Capital Appreciation Portfolio - 0.95% series contract............     1,957.004         32.851         176.586      1,813.269
    Capital Appreciation Portfolio - 0.90% series contract............    12,973.095      1,633.977          19.148     14,587.924
    Growth Portfolio - 1.50% series contract..........................         0.000      3,056.188          65.973      2,990.215
    Growth Portfolio - 1.40% series contract.......................... 1,792,958.592    877,944.631     459,399.042  2,211,504.181
    Growth Portfolio - 1.10% series contract..........................     3,980.605      4,049.112         818.274      7,211.443
    Growth Portfolio - 0.95% series contract..........................       269.822         84.401         225.503        128.720
    Growth Portfolio - 0.90% series contract..........................     3,284.644        968.645          11.611      4,241.678
    Worldwide Growth Portfolio - 1.50% series contract................         0.000      1,567.491         204.918      1,362.573
    Worldwide Growth Portfolio - 1.40% series contract................ 2,082,293.354  6,977,002.289   6,695,141.714  2,364,153.929
    Worldwide Growth Portfolio - 1.10% series contract................     5,014.610      3,817.944       1,181.719      7,650.835
    Worldwide Growth Portfolio - 0.95% series contract................     3,484.654        205.048       1,498.200      2,191.502
    Worldwide Growth Portfolio - 0.90% series contract................    28,478.607      4,546.223         272.691     32,752.139
Janus Aspen Series:
    International Growth Portfolio - 1.50% series contract............         0.000        818.259          13.030        805.229
    International Growth Portfolio - 1.40% series contract............   620,740.857  7,717,899.105   7,663,513.823    675,126.139
    International Growth Portfolio - 1.10% series contract............     4,953.034      4,010.328       1,055.580      7,907.782
    International Growth Portfolio - 0.95% series contract............       245.673        156.491         402.164          0.000
    International Growth Portfolio - 0.90% series contract............       726.160        290.507         114.966        901.701
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio - 1.50% series contract.......................         0.000        272.267           0.000        272.267
    Growth II Portfolio - 1.40% series contract.......................   351,987.801    232,709.487     234,705.639    349,991.649
    Growth II Portfolio - 1.10% series contract.......................       293.302        578.034         173.319        698.017
    Growth II Portfolio - 0.95% series contract.......................       152.115        122.932         176.188         98.859
    Growth II Portfolio - 0.90% series contract.......................       640.236        287.189         173.521        753.904
    Large Cap Growth Portfolio - 1.65% series contract................         0.000          4.678           0.000          4.678
    Large Cap Growth Portfolio - 1.50% series contract................         0.000      2,289.002         281.668      2,007.334
    Large Cap Growth Portfolio - 1.40% series contract................   484,474.409    283,025.391     225,892.299    541,607.501
    Large Cap Growth Portfolio - 1.10% series contract................       756.205      1,145.254           9.636      1,891.823
    Large Cap Growth Portfolio - 0.95% series contract................       156.054         47.904         159.889         44.069
    Large Cap Growth Portfolio - 0.90% series contract................       776.948        427.337           2.807      1,201.478
PBHG Insurance Series Fund, Inc.:
    Mid Cap Value Portfolio - 1.50% series contract...................         0.000      1,031.275           0.000      1,031.275
    Mid Cap Value Portfolio - 1.40% series contract...................         0.000    271,601.189      47,068.368    224,532.821
    Mid Cap Value Portfolio - 1.10% series contract...................         0.000        294.873           0.000        294.873
    Mid Cap Value Portfolio - 0.95% series contract...................         0.000        188.157         119.671         68.486
    Select Value Portfolio - 1.50% series contract....................         0.000         99.956           0.000         99.956
    Select Value Portfolio - 1.40% series contract....................         0.000    339,672.545      53,231.427    286,441.118
    Select Value Portfolio - 1.10% series contract....................         0.000        381.369           0.000        381.369
    Select Value Portfolio - 0.95% series contract....................         0.000        121.546           0.000        121.546
    Technology & Communications Portfolio - 1.50% series contract.....         0.000        533.324           0.000        533.324
    Technology & Communications Portfolio - 1.40% series contract..... 1,164,557.256  1,058,045.518     631,347.801  1,591,254.973
    Technology & Communications Portfolio - 1.10% series contract.....     2,313.760      5,958.410       1,311.933      6,960.237
    Technology & Communications Portfolio - 0.95% series contract.....     1,649.945        397.971       1,053.988        993.928
    Technology & Communications Portfolio - 0.90% series contract.....     6,308.207      1,968.694          65.427      8,211.474



Note: Refer to the 2001 Statement of Changes in Net Assets for the applicable periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 2001


(6) CHANGES IN UNITS OUTSTANDING - CONTINUED


                                                                           Units                                         Units
                                                                        Outstanding       Units          Units         Outstanding
                                                                        12/31/2000      Purchased       Redeemed       12/31/2001
                                                                      --------------   ------------   -------------  --------------
Strong Funds:
    Mid Cap Growth Fund II - 1.50% series contract....................         0.000        203.230          13.037        190.193
    Mid Cap Growth Fund II - 1.40% series contract....................   454,659.296    331,120.737     212,445.646    573,334.387
    Mid Cap Growth Fund II - 1.10% series contract....................       360.952      1,189.880         140.555      1,410.277
    Mid Cap Growth Fund II - 0.95% series contract....................       896.988         75.612         174.977        797.623
    Mid Cap Growth Fund II - 0.90% series contract....................    10,488.393      1,518.488          22.944     11,983.937
Strong Funds:
    Opportunity Fund II - 1.50% series contract.......................         0.000      2,617.924           6.841      2,611.083
    Opportunity Fund II - 1.40% series contract.......................   317,789.969    576,108.222     255,579.413    638,318.778
    Opportunity Fund II - 1.10% series contract.......................     1,416.029        619.274         175.182      1,860.121
    Opportunity Fund II - 0.95% series contract.......................         9.936         11.773           6.787         14.922
    Opportunity Fund II - 0.90% series contract.......................    11,913.230        982.780         129.493     12,766.517
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio - 1.40% series contract................   171,508.549     58,230.513      72,725.837    157,013.225
    Emerging Markets Portfolio - 1.10% series contract................       395.495        536.201         186.949        744.747
    Emerging Markets Portfolio - 0.95% series contract................        54.714         16.336          68.908          2.142
    Emerging Markets Portfolio - 0.90% series contract................       393.446        204.783           1.588        596.641
    Fixed Income Portfolio - 1.50% series contract....................         0.000      1,707.009           0.000      1,707.009
    Fixed Income Portfolio - 1.40% series contract....................   380,480.921    520,702.496     188,140.565    713,042.852
    Fixed Income Portfolio - 1.10% series contract....................     1,180.235        874.799          76.181      1,978.853
    Fixed Income Portfolio - 0.95% series contract....................       134.867        176.821         311.688          0.000
    Mid Cap Value Portfolio - 1.50% series contract...................         0.000      1,469.904           0.000      1,469.904
    Mid Cap Value Portfolio - 1.40% series contract...................   253,713.630    166,205.914      84,466.770    335,452.774
    Mid Cap Value Portfolio - 1.10% series contract...................       650.778      1,160.368         162.676      1,648.470
    Mid Cap Value Portfolio - 0.95% series contract...................        46.034         20.469          38.353         28.150
    Mid Cap Value Portfolio - 0.90% series contract...................     2,101.299        368.224           4.167      2,465.356
    U.S. Real Estate Portfolio - 1.50% series contract................         0.000         14.584           0.000         14.584
    U.S. Real Estate Portfolio - 1.40% series contract................   147,402.642    204,645.458      82,581.601    269,466.499
    U.S. Real Estate Portfolio - 1.10% series contract................     1,151.970      1,183.506         380.366      1,955.110
    U.S. Real Estate Portfolio - 0.95% series contract................         1.523        298.841          84.831        215.533
    Value Portfolio - 1.50% series contract...........................         0.000        313.826         282.542         31.284
    Value Portfolio - 1.40% series contract...........................   132,621.948    416,922.512     147,915.793    401,628.667
    Value Portfolio - 1.10% series contract...........................     1,233.392      1,071.064          29.502      2,274.954
    Value Portfolio - 0.95% series contract...........................         9.320        290.360         175.147        124.533
    Value Portfolio - 0.90% series contract...........................     3,062.755        940.255           7.908      3,995.102
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series - 1.40% series contract   256,856.613    171,554.486      69,443.133    358,967.966
    The Timothy Plan Small-Cap Variable Series - 1.25% series contract         0.000          4.378           0.000          4.378
    The Timothy Plan Small-Cap Variable Series - 1.10% series contract       676.849        588.367           0.000      1,265.216



Note: Refer to the 2001 Statement of Changes in Net Assets for the applicable periods.

                        ANNUITY INVESTORS VARIABLE ACCOUNT B
                      NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                  DECEMBER 31, 2001

 (7)  UNIT VALUES

                                                                                  At December 31, 2001
                                                     ------------------------------------------------------------------
                                                           Units          Unit Value                         Net Assets
                        Subaccount                         (000s)           Lowest      to     Highest        (000s)
------------------------------------------------------------------ ------------------------------------  --------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index..............................         101            7.299765            7.396296             735
    Equity 500 Index...............................         240            8.383718            8.494513           2,009
    Small Cap Index................................         154           11.074827           11.221359           1,706
Dreyfus Variable Investment Fund:
    Appreciation Portfolio.........................         725           10.228319           12.747715           9,061
    Growth and Income Portfolio....................         649           10.560897           11.648352           7,409
    Money Market Portfolio.........................      17,922            1.134928            1.174767          20,664
    Small Cap Portfolio............................         708           11.833795           12.646674           8,772
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc..........       1,071            9.318292           11.544188          12,115
    Stock Index Fund...............................       4,214            9.894503           12.455945          51,325
nvesco Variable Investment Funds, Inc.
    Dynamics Fund .................................          93            8.067308            8.067308             752
    Equity Income Fund.............................       1,205           10.939435           12.999453          15,360
    Health Sciences Fund...........................          61           10.168588           10.205610             622
    High Yield Fund................................         549            7.529874            8.579354           4,617
    Financial Services Fund........................          73            9.609846            9.616190             699
    Small Cap Growth Fund..........................          28            8.832577            8.838420             245
    Total Return Fund..............................         367           10.134755           10.338078           3,721
Janus Aspen Series:
    Aggressive Growth Portfolio....................       1,233           10.086016           12.926320          15,606
    Balanced Portfolio.............................       3,643           12.646851           16.226337          57,792
    Capital Appreciation Portfolio.................       1,677            8.225736            8.357094          13,838
    Growth Portfolio...............................       2,226            9.875724           12.411252          27,076
    Worldwide Growth Portfolio.....................       2,408           10.164080           13.294015          31,292
    International Growth Portfolio.................         685           10.377532           12.952582           8,694
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio............................         352            9.403165            9.760837           3,366
    Large Cap Growth Portfolio.....................         547           11.769124           14.935453           8,002
    Mid Cap Value Portfolio........................         226           10.067711           10.104428           2,276
    Select Value Portfolio.........................         287            9.136677            9.169998           2,624
    Technology & Communications Portfolio..........       1,608           10.405028           10.660475          16,805
Strong Funds:
    Mid Cap Growth Fund II.........................         588           11.515176           14.880887           8,537
    Opportunity Fund II............................         656           13.368024           16.273988          10,426
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio.....................         158            6.311285            8.993705           1,001
    Fixed Income Portfolio.........................         717           12.639254           12.949664           9,099
    Mid Cap Value Portfolio........................         341           13.052029           16.014471           5,348
    U.S. Real Estate Portfolio.....................         272           13.036863           13.357067           3,557
    Value Portfolio................................         408           11.392961           12.089242           4,835
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series.....         360           14.150023           14.356543           5,116



                                                                               Periods Ended December 31, 2001
                                                       ---------------------------------------------------------------------------
                                                        Investment            Expenses Ratio                   Total Return
                        Subaccount                     IncomeRatio (1)    Lowest   to  Highest (2)        Lowest   to  Highest (3)
---------------------------------------------------    -----------     ------------------------     ------------------------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index..............................       0.00%           0.90%           1.40%          -25.73%        -25.36%
    Equity 500 Index...............................       0.78%           0.90%           1.40%          -13.40%        -12.97%
    Small Cap Index................................       0.75%           0.90%           1.40%            0.65%          1.15%
Dreyfus Variable Investment Fund:
    Appreciation Portfolio.........................       0.85%           0.90%           1.50%          -10.66%        -10.12%
    Growth and Income Portfolio....................       0.49%           0.90%           1.50%           -7.25%         -6.69%
    Money Market Portfolio.........................       2.57%           0.90%           1.50%            2.13%          2.71%
    Small Cap Portfolio............................       0.46%           0.90%           1.50%           -7.51%         -6.96%
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc..........       0.07%           0.90%           1.50%          -23.73%        -23.27%
    Stock Index Fund...............................       1.10%           0.90%           1.65%          -13.62%        -12.97%
nvesco Variable Investment Funds, Inc.
    Dynamics Fund .................................       0.00%           1.40%           1.40%          -19.33%        -19.33%
    Equity Income Fund.............................       1.13%           0.90%           1.50%          -10.32%         -9.79%
    Health Sciences Fund...........................       0.65%           0.95%           1.50%            1.69%          2.06%
    High Yield Fund................................      11.41%           0.90%           1.50%          -16.19%        -15.69%
    Financial Services Fund........................       0.66%           1.40%           1.50%           -3.90%         -3.84%
    Small Cap Growth Fund..........................       0.00%           1.40%           1.50%          -11.67%        -11.62%
    Total Return Fund..............................       2.36%           0.95%           1.40%           -2.84%         -2.41%
Janus Aspen Series:
    Aggressive Growth Portfolio....................       0.00%           0.90%           1.50%          -40.35%        -40.00%
    Balanced Portfolio.............................       2.68%           0.90%           1.65%           -6.22%         -5.52%
    Capital Appreciation Portfolio.................       1.25%           0.90%           1.50%          -22.84%        -22.38%
    Growth Portfolio...............................       0.27%           0.90%           1.50%          -25.85%        -25.41%
    Worldwide Growth Portfolio.....................       0.49%           0.90%           1.50%          -23.59%        -23.13%
    International Growth Portfolio.................       1.10%           0.90%           1.50%          -24.38%        -23.92%
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio............................       0.00%           0.90%           1.50%          -41.35%        -41.00%
    Large Cap Growth Portfolio.....................       0.00%           0.90%           1.65%          -29.45%        -28.93%
    Mid Cap Value Portfolio........................       0.80%           0.95%           1.50%            0.68%          1.04%
    Select Value Portfolio.........................       1.16%           0.95%           1.50%           -8.63%         -8.30%
    Technology & Communications Portfolio..........      31.47%           0.90%           1.50%          -53.03%        -52.75%
Strong Funds:
    Mid Cap Growth Fund II.........................       0.00%           0.90%           1.50%          -31.80%        -31.39%
    Opportunity Fund II............................       0.48%           0.90%           1.50%           -5.14%         -4.57%
The Universal Institutional Funds, Inc.:
    Emerging Markets Portfolio.....................       0.00%           0.90%           1.40%           -7.79%         -7.33%
    Fixed Income Portfolio.........................       5.37%           0.95%           1.50%            7.70%          8.29%
    Mid Cap Value Portfolio........................       0.00%           0.90%           1.50%           -4.59%         -4.02%
    U.S. Real Estate Portfolio.....................       4.79%           0.95%           1.50%            8.21%          8.80%
    Value Portfolio................................       1.43%           0.90%           1.50%            0.75%          1.35%
Timothy Partners, Ltd.:
    The Timothy Plan Small-Cap Variable Series.....       0.00%           1.10%           1.50%           10.18%         10.62%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Refer to the 2001 Statement of Changes in Net Assets for the applicable periods.

    STATUTORY-BASIS FINANCIAL STATEMENTS
    AND OTHER FINANCIAL INFORMATION


    Annuity Investors Life Insurance Company

    Years ended December 31, 2001 and 2000 with Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS
                         AND OTHER FINANCIAL INFORMATION

                     YEARS ENDED DECEMBER 31, 2001 AND 2000



                                    CONTENTS


Report of Independent Auditors...................................           1

Audited Statutory-Basis Financial Statements
Balance Sheets - Statutory-Basis.................................           2
Statements of Operations - Statutory-Basis.......................           3
Statements of Changes in Capital and Surplus - Statutory-Basis...           4
Statements of Cash Flows - Statutory-Basis.......................           5
Notes to Statutory-Basis Financial Statements....................           6

                         Report of Independent Auditors


Board of Directors
Annuity Investors Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note B and I to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note B and I.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note J to the financial statements, in 2001 Annuity Investors Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Insurance Department.



                                                     /s/ Ernst & Young LLP


March 8, 2002
Cincinnati, Ohio


                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 STATUTORY-BASIS


                                                                                    December 31
                                                                        2001                         2000
                                                                        ----                         ----
         ADMITTED ASSETS
Cash and invested assets:
Fixed maturities-at amortized cost                                  $ 352,476,106               $ 250,317,983
(market value - ($356,396,556 and $247,954,102)                                                 $ 247,954,102)
Preferred stock                                                           487,500                        --
Policy loans                                                            7,232,127                   5,707,485
Short-term investments                                                  6,858,597                   5,834,852
Cash (overdraft)                                                       (2,108,192)                  2,431,227
                                                                    -------------               -------------

Total cash and invested assets                                        364,946,138                 264,291,547

Investment income due and accrued                                       5,322,911                   3,853,375
Receivable from parent and affiliates                                     276,265                     188,912
Reinsurance ceded receivable                                                 --                           240
Other admitted assets                                                     187,148                     788,477
                                                                    -------------               -------------

Total General Account admitted assets                                 370,732,462                 269,122,551
Separate account assets                                               529,589,584                 533,654,802
                                                                    -------------               -------------

                                                                    $ 900,322,046               $ 802,777,353
                                                                    =============               =============
TOTAL ADMITTED ASSETS

LIABILITIES, CAPITAL AND SURPLUS
Annuity reserves                                                    $ 335,091,201               $ 240,619,443
Liability for deposit-type contracts                                   22,527,306                  16,664,361
Policy and contract claims                                              2,500,422                   1,727,978
Commissions due and accrued                                               380,292                     274,458
General expenses due and accrued                                          799,847                   1,218,911
Transfers to Separate Accounts due and accrued                        (23,320,121)                (22,411,583)
Taxes, licenses and fees due and accrued                                   62,844                      54,787
Net deferred tax liability                                                595,029                        --
Asset valuation reserve                                                 1,509,976                   1,159,508
Payable to parent and affiliates                                          509,712                   2,704,402
Remittances and items not allocated                                     3,516,820                   4,002,971
Other liabilities                                                          38,140                      18,849
                                                                    -------------               -------------

Total General Account liabilities                                     344,211,468                 246,034,085
Separate Account liabilities                                          529,589,584                 533,654,802
                                                                    -------------               -------------

                                                                      873,801,052                 779,688,887
                                                                    -------------               -------------
TOTAL LIABILITIES

-25,000 shares authorized
-20,000 shares issued and outstanding                                   2,500,000                   2,500,000
Gross paid-in and contributed surplus                                  69,550,000                  44,550,000
Unassigned deficit                                                    (45,529,006)                (23,961,534)
                                                                    -------------               -------------

TOTAL CAPITAL AND SURPLUS                                              26,520,994                  23,088,466
                                                                    -------------               -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                              $ 900,322,046               $ 802,777,353
                                                                    =============               =============

                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 STATUTORY-BASIS




                                                                                      Year ended December 31
                                                                                  2001                     2000
                                                                                  ----                     ----
REVENUES
Premiums and annuity considerations                                        $ 251,599,485             $ 378,867,301
Net investment income                                                         20,089,615                15,697,754
Amortization of interest maintenance reserve (deduction)                          (7,622)                  (66,220)
Commission and expense allowance on  reinsurance ceded                               480                     8,020
Contract charges - Separate Accounts                                           6,761,888                 6,191,432
Charges and fees for deposit type funds                                        3,656,043                   814,227
Other income                                                                   1,528,528                   981,341
                                                                           -------------             -------------

Total revenues                                                               283,628,417               402,493,855

BENEFITS AND EXPENSES
Increase in aggreagate reserves                                               94,471,758                61,153,614
Increase in policy and contract claim reserves                                   772,444                   614,082
Policyholders' benefits                                                       72,719,745                55,295,467
Commissions                                                                   15,789,635                22,860,130
General insurance expenses                                                    14,719,232                12,125,366
Taxes, licenses and fees                                                         687,382                   623,885
Net transfers to Separate Accounts                                           100,636,282               263,493,329
                                                                           -------------             -------------

Total benefits                                                               299,796,478               416,165,873
                                                                           -------------             -------------

Loss from operations before federal income taxes                             (16,168,061)              (13,672,018)

Federal income taxes                                                                --                        --

Loss from operations before net realized capital losses                      (16,168,061)               13,672,018

Net realized capital losses before federal income                             (2,894,947)                   (5,508)
taxes and transfer to IMR
Interest maintenance reserve transfer (net of tax)                               258,665                     3,581
                                                                           -------------             -------------

Net realized capital losses after transfer to IMR                             (2,636,282)                   (1,927)
                                                                           -------------             -------------

NET LOSS                                                                   $ (18,804,343)            $  13,673,945
                                                                           =============             =============


                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY-BASIS




                                                                                      Year ended December 31
                                                                                  2001                     2000
                                                                                  ----                     ----
COMMON STOCK
Balance at beginning and end of year                                        $   2,500,000             $   2,500,000
                                                                            =============             =============


Gross paid-in and contributed surplus
Balance at beginning of year                                                $  44,550,000             $  34,550,000
Surplus contribution by parent                                                 25,000,000                10,000,000
                                                                            -------------             -------------

Balance at end of year                                                      $  69,550,000             $  44,550,000
                                                                            =============             =============


Unassigned deficit
Balance at beginning of year                                                $ (23,961,534)            $  (9,934,583)
Net loss                                                                      (18,804,343)              (13,673,945)
Cumulative effect of changes in accounting principles                          (1,443,350)                     --
Increase in net deferred income tax                                             6,054,282                      --
(Decrease increase in non-admitted assets                                      (6,759,698)                   69,662
Increase in asset valuation reserve                                              (350,468)                 (422,668)
Change in net unrealized capital losses                                          (263,895)                     --
                                                                            -------------             -------------

Balance at end of year                                                      $ (45,529,006)            $ (23,961,534)
                                                                            =============             =============

TOTAL CAPITAL AND SURPLUS                                                   $  26,520,994             $  23,088,466
                                                                            =============             =============



                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 STATUTORY-BASIS



                                                                                        Year ended December 31
                                                                                     2001                    2000
                                                                                     ----                    ----
     OPERATIONS:
Premiums and annuty considerations                                             $ 251,599,485             $ 378,867,301
Deposits on deposit-type contract funds                                            7,932,756                 3,463,787
Net investment income                                                             18,400,769                14,395,081
Policyholder benefits paid                                                       (66,710,186)              (52,264,751)
Withdrawals on deposit-type contract funds                                        (4,423,328)               (3,026,297)
Commissions, expenses and other taxes paid                                       (31,426,422)              (34,917,659)
Net transfers to Separate Accounts                                              (101,544,842)             (271,081,245)
Contract charges - Separate Accounts                                               6,742,991                 6,191,564
Other cash (used) provided                                                          (732,098)                  836,758
                                                                               -------------             -------------

Net cash provided by operations                                                   79,839,125                42,464,539

     INVESTMENT ACTIVITIES:
Sale, maturity or repayment of fixed maturities                                   57,883,083                27,164,655
Net increase in policy loans                                                      (1,524,642)               (2,660,052)
Purchase of fixed maturities                                                    (163,966,990)              (83,529,111)
Purchase of preferred stock                                                         (746,250)                     --
                                                                               -------------             -------------

Net cash used in investment activities                                          (108,354,799)              (59,024,508)

     FINANCING ACTIVITIES:
Surplus paid in                                                                   25,000,000                10,000,000
                                                                               -------------             -------------

Net cash provided by financing activities                                         25,000,000                10,000,000
                                                                               -------------             -------------


Net decrease in cash and short-term investments                                   (3,515,674)               (6,559,969)

Cash and short-term investments at beginning of year                               8,266,079                14,826,048
                                                                               -------------             -------------

Cash and short-term investments at end of year                                 $   4,750,405             $   8,266,079
                                                                               =============             =============



                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000

A.  GENERAL
    -------

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc. ("GAFRI"), a publicly traded financial services holding company of which American Financial Group, Inc. ("AFG") owned 83% as of December 31, 2001.

AILIC's products are variable and fixed annuities. The variable annuities are reported as premiums and annuity considerations and are marketed to hospitals, educational institutions and other qualified and non-qualified markets. During 1997, AILIC also began writing individual fixed annuity products produced by one large agency, primarily in the western part of the United States. In 2001 and 2000, the individual fixed annuity products represented approximately 21% and 16%, respectively, of total production.

B.  ACCOUNTING POLICIES
    -------------------

BASIS OF PRESENTATION The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Ohio Insurance Department, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows:

(a)      annuity receipts are accounted for as revenues versus liabilities;

(b)      deposit-type funds are accounted for as liabilities;

(c) costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs are expensed at the time incurred versus being capitalized;

(d) reserves established for annuity reserves are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP;

(e) an Interest Maintenance Reserve ("IMR") is provided whereby portions of realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC;

(f) investments in fixed maturity securities considered "available for sale" (as defined by GAAP) are generally recorded at amortized cost versus market;

(g) an Asset Valuation Reserve ("AVR") is provided which reclassifies a portion of surplus to liabilities; and

(h) the cost of certain assets designated as "non-admitted assets" (principally advance commissions paid to agents) is charged against surplus.

Preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Certain reclassifications have been made to the prior year financial statements to conform with current year presentation.

INVESTMENTS Asset values are generally stated as follows: Bonds not backed by other loans, where permitted, are carried at amortized cost using the interest method; loan-backed bonds and structured securities, where permitted, are carried at amortized cost using the interest method; short-term investments are carried at cost; and policy loans are carried at the aggregate unpaid balance.

The Company uses dealer modeled prepayment assumptions to determine effective yields for loan-backed bonds and structured securities. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis.

As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Securities Valuation Office. Those values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values by the Securities Valuation Office.
                                        6

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000

INVESTMENTS (CONTINUED)

Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the statutory-basis financial statements.

The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. The IMR is amortized into investment income over the approximate remaining life of the investments sold. AILIC has an IMR asset which is non-admitted and charged against surplus.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the market value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS Annuity premiums and annuity considerations are recognized as revenue when received.

SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying statutory-basis balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder account values are included in other income.

ANNUITY RESERVES Annuity reserves and the related Commissioner's Annuity Reserve Valuation Method adjustment that reflects contingent deferred sales charges on the fixed and variable options are developed by actuarial methods and are determined based on published tables using statutory specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law.

REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. AILIC remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

FEDERAL INCOME TAXES American Financial Corporation ("AFC") files consolidated federal income tax returns which include AILIC. The provision for income taxes has been computed as if AILIC had filed tax returns on a separate company basis. In accordance with terms of GAFRI's indentures, GAFRI receives AILIC's tax allocation payments and any amounts owed to AFC are paid by GAFRI.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


BENEFIT PLAN All employees meeting minimum requirements are eligible to participate in an Employee Stock Ownership Retirement Plan ("ESORP") established by GAFRI. The ESORP is a noncontributory, trusteed plan which invests primarily in securities of GAFRI for the benefit of the employees of GAFRI and its subsidiaries. Contributions are discretionary by the Board of Directors of GAFRI and are charged against earnings in the year for which they are declared. Qualified employees having vested rights are entitled to benefit payments at age
60. Each participating employer contributes an amount based upon the relationship of its total eligible compensation to total eligible compensation under the plan. At December 31, 2001, the fair market value of plan assets was $15,459,801. Plan costs are funded as they accrue and vested benefits are fully funded.

The Company's parent, GAFRI, sponsors a 401(k) retirement plan for all eligible employees of GAFRI and its participating subsidiaries. Effective January 1, 2001, GAFRI and participating subsidiaries began making matching contributions to the 401(k) plan. Company contributions are based upon the amount of participating employees' contributions. The Company recognized expense of $38,184 for its contributions to the plan in 2001.

Effective October 1, 1994, the Company offered to its officers and selected employees the opportunity to defer receipt of a specific percentage of income. This plan was designed to comply with Section 457 of the Internal Revenue Code of 1986. Amounts deferred are credited with interest at a rate established by the Board of Directors.

The Company provides postretirement health care and life insurance benefits to employees meeting age and service requirements through plans sponsored by American Financial Corporation, Inc. The retiree medical care plan is a contributory plan covering all eligible employees hired prior to 1993; employees hired after 1992 pay the full cost of retiree medical coverage. The Company currently pays the full cost of life insurance coverage for eligible retirees. The medical plan is funded by monthly payments to a trust. Life insurance benefits are provided by insurance contracts. American Financial Corporation, Inc. has the right to modify or terminate either of these plans in the future. The Company has the right to terminate its participation at any time in the future.

Starting in 1993, the Company began accruing postretirement benefits over the period the employees qualify for such benefits. At December 31, 2001, GAFRI's accumulated postretirement benefit obligation was $687,311 using a discount rate of 7.25%. Great American Financial Resources, Inc.'s net postretirement benefits costs for the year ended December 31, 2001 were $109,978 which includes service cost and amortization of the transition obligation.

The weighted average annual assumed rate of increase in the health care cost trend rate is 10% for 2002 and is assumed to decrease gradually to 5% over 5 years and remain at that level thereafter. The effect of a 1% increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $1,409.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2001

C.   INVESTMENTS

     Fixed maturity investments at December 31 consisted of the following:


                                                                                             2001
                                                                                             ----
                                                            Carrying           Market                   Gross Unrealized
                                                              Value            Value                Gains          Losses
                                                              -----            -----                -----          ------

      U.S. Government and government
      agencies and authorities                           $ 30,759,326       $ 31,257,501       $    498,175       $       --
      Public utilities                                     32,815,497         32,813,669            418,232            420,060
      Mortgage-backed securities                           96,623,184         97,429,701          1,915,721          1,109,204
      All other corporate                                 192,278,099        194,895,685          4,930,112          2,312,526
                                                         ------------       ------------       ------------       ------------

      Total fixed maturity investments                   $352,476,106       $356,396,556       $  7,762,240       $  3,841,790
                                                         ============       ============       ============       ============


                                                                                             2000
                                                                                             ----
                                                            Carrying           Market                   Gross Unrealized
                                                              Value            Value                Gains          Losses
                                                              -----            -----                -----          ------

      U.S. Government and government
      agencies and authorities                           $ 25,516,076       $ 26,122,722       $    809,127       $    202,481
      Public Utilities                                     16,977,114         17,123,388            366,227            219,953
      Mortgage-backed securities                           91,423,474         90,598,539          1,485,227          2,310,162
      All other corporate                                 116,401,319        114,109,453          1,664,145          3,956,011
                                                         ------------       ------------       ------------       ------------

          Total fixed maturity investments               $250,317,983       $247,954,102       $  4,324,726       $  6,688,607
                                                         ============       ============       ============       ============



The table below sets forth the scheduled maturities of AILIC's fixed maturity investments as of December 31, 2001:

                                                                                      Carrying                  Market
                                                                                       Value                     Value
                                                                                       -----                     -----
Bonds by maturity:
Due within 1 year or less                                                           $   6,728,269             $   7,123,809
Over 1 year through 5 years                                                            85,751,289                87,183,899
Over 5 years through 10 years                                                         167,531,344               168,510,204
Over 10 years through 20 years                                                         56,811,197                57,661,699
Over 20 years                                                                          35,654,007                35,916,945
                                                                                    -------------             -------------

Total bonds by maturity                                                             $ 352,476,106             $ 356,396,556
                                                                                    =============             =============

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $57.9 million in 2001 and $27.2 million in 2000. Gross realized gains of $1,492,769 and $162,582 and gross realized losses of $1,890,717 and $168,088 were realized on those sales during 2001 and 2000, respectively.

U.S. Treasury Notes with a carrying value of $6.8 million at December 31, 2001 and 2000, were on deposit as required by the insurance departments of various states.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2001


The Company recognized unrealized losses on the impairment of bonds due to the changes prescribed by the Codification process. The Company reported a change in accounting principle as a charge to unassigned funds (surplus) of approximately $1.1 million related to the write down of impaired assets due to the implementation of Codification on January 1, 2001. The Company also reported unrealized losses of approximately $2.5 million in 2001 as a result of the write down of impaired bonds.

Net investment income consisted of the following:

                                                                                  2001                      2000
                                                                                  ----                      ----

Bonds                                                                        $  19,751,110             $  15,341,377
Preferred stocks                                                                    47,020                      --
Short-term investments                                                             315,058                   390,746
Cash on hand and on deposit                                                          2,483                     4,865
Policy loans                                                                       408,368                   266,665
Miscellaneous                                                                          585                    11,621
                                                                             -------------             -------------

Gross investment income                                                         20,524,624                16,015,274

        Investment expenses                                                       (435,009)                 (317,520)
                                                                             -------------             -------------

Net investment income                                                        $  20,089,615             $  15,697,754
                                                                             =============             =============

Unrealized gains and losses on investments in preferred stocks are reported directly in unassigned surplus and do not affect operations. The cost, gross unrealized gains and fair value of those investments are summarized as follows:

                                                            Gross              Gross
                                                         Unrealized         Unrealized              Fair
                                           Cost             Gains              Losses              Value
                                           ----             -----              ------              -----
AT DECEMBER 31, 2001

Preferred stocks                        $746,395           $   --             $258,895            $487,500
                                        ========           ========           ========            ========

The Company did not own any preferred stock at December 31, 2000.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2001



D.       FAIR VALUES

The following methods and assumptions were used by AILIC in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment Securities: Fair values for fixed maturity securities (including redeemable preferred stock) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. The fair values for equity securities are based on quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality. See Note C - Investments for fair values.

Policy Loans: The Company states policy loans at the aggregate unpaid balance. The Company's outstanding policy loan balance at December 31, 2001 and 2000, respectively, were $7.2 million and $5.7 million.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be no more than the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities was approximately $357.6 million and $257.3 million at December 31, 2001 and 2000, respectively.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED

                           DECEMBER 31, 2001 AND 2000





                             E. FEDERAL INCOME TAXES
                                --------------------

         The components of the net deferred tax asset/(liability) at December 31 are as follows:


                                                                                                             2001
                                                                                                             ----

      Total of all deferred tax assets (admitted and nonadmitted)                                         $ 15,522,779
                                                                                                          ============

                 Total of all deferred tax liabilities                                                    $   595,029
                                                                                                          ============

                       Total deferred tax assets nonadmitted in accordance with SSAP No. 10,
                             Income Taxes                                                                 $ 15,522,779
                                                                                                          ============

              Increase in deferred tax assets nonadmitted                                                 $  6,375,961
                                                                                                          ============

The Company has no deferred tax liabilities that are not recognized for amounts described in SSAP No. 10, Income Taxes.


           The components of incurred income tax expense and the change in DTAs and DTLs are as follows:


                 Current income tax expense (benefit)                                                     $        -
                            Change in DTAs                                                                $6,375,961
                            Change in DTLs                                                                $  321,679
                Benefit of Operating Loss Carry Forward                                                   $        -
                       Adjustment of DTA or DTL                                                           $        -


The Company's income tax expense and change in DTA/DTL differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

           Expected federal income tax expense of operations                                              $ (5,658,821)
                      Other book/tax adjustments                                                               450,338
           Carry forward of operating losses to future years                                                 5,208,483
                                                                                                          ------------
                   Total incurred income tax expense                                                      $         -
                                                                                                          ============

As of December 31, the Company had operating loss carry forwards with origination dates from 1998 through 2001 that will expire as follows:




                                 2013                                                                     $ 4,567,397
                                 2014                                                                       3,073,653
                                 2015                                                                      12,513,434
                                 2021                                                                      14,881,381

The Company does not have any incurred income taxes that will be available for recoupment in the event of future net losses.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED

                           DECEMBER 31, 2001 AND 2000




F.   RELATED PARTY TRANSACTIONS
     --------------------------

On December 31, 1998, for all policies issued by AILIC on or after August 1, 1998, a coinsurance agreement was entered into with Great American Life Insurance Company ("GALIC") to reinsure all of AILIC's equity indexed annuity premiums, benefits and expenses with GALIC. AILIC did not transfer any premiums to GALIC in 2001 compared to $0.1 million in 2000.

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2001 and 2000, AILIC paid $482,816 and $282,405 respectively, in management fees.


AILIC has an agreement with Great American Advisors, Inc. ("GAA") a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2001 and 2000, AILIC paid $3.8 million and $6.6 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or the insurance affiliates. In 2001 and 2000, AILIC paid $6.1 million and $5.3 million, respectively, for services to affiliates.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


G.   ANNUITY RESERVES, EXCLUDING SEPARATE ACCOUNTS


At December 31, 2001, AILIC's annuity reserves that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in millions):

                                                                                                     Amount    Percent
                                                                                                     ------    -------
       Subject to discretionary withdrawal (with adjustment):
              With market value adjustment                                                         $   --             0%
              At book value less current surrender charge of 5% or more                               251.0        29.1
              At market value                                                                         506.3        58.5
                                                                                                   --------    --------

              Total with adjustment or at market value                                                757.3        87.6

        Subject to discretionary withdrawal (without adjustment) at
              Book value with minimal or no charge or adjustment                                       80.4         9.3
              Not subject to discretionary withdrawal                                                  26.8         3.1
                                                                                                   --------    --------

              Total annuity reserves and deposit fund liabilities--before reinsurance                 864.5         100%
                                                                                                               ========

              Less reinsurance ceded                                                                   (0.6)
                                                                                                   --------

              Net Annuity reserves and deposit fund liabilities                                    $  863.9
                                                                                                   ========

        Reconciliation to policy benefit reserves and deposit fund liabilities for life policies and contracts:
             Annuity reserves and deposit fund  liabilities                                          $357.6
             Commissioner's Annuity Reserve Valuation Method adjustment                               (23.3)
             Separate Account Liabilities                                                             529.6
                                                                                                   --------
           Total policy benefit reserves and deposit fund liabilities for life policies and
           contracts                                                                               $  863.9
                                                                                                   ========


The Company has no life insurance business in force and no substandard policies in force. As of December 31, 2001, the Company has no insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Ohio.


The Tabular Interest, the Tabular Less Actual Reserve Released, and the Tabular Cost have all been determined by formula as described in the NAIC instructions for Page 7 of the Annual Statement. The method for determining Tabular Interest on funds not involving life contingencies and individual and group annuities in their accumulation, i.e. deferred, phase is as described in the formula for Tabular Interest contained in 1986 and prior NAIC instructions for Page 7 of the Annual Statement.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


H.  SEPARATE ACCOUNTS
    -----------------

The Company writes individual and group non-guaranteed variable annuities. Net transfers to (from) the Separate Accounts for the years ended December 31, 2001 and 2001 are summarized as follows:


                                                                                                2001                      2000
                                                                                                ----                      ----

        Transfers to Separate Accounts - deposit-type funds                                $ 134,479,706      $ 250,008,065
        Transfers to Separate Accounts - withdrawals and other transfers, net                (32,934,864)        21,073,180
        Transfers from Separate Accounts - contingent deferred sales charges                    (908,560)        (7,587,916)
                                                                                           -------------      -------------

                             Net transfers to Separate Accounts                            $ 100,636,282      $ 263,493,329
                                                                                           =============      =============


All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at market value. Investments in the Separate Accounts at December 31 consisted of the following:

                                                                                           2001
                                                                                           ----
                                                                                Market                  Gross Unrealized
                                                              Cost               Value             Gains              Losses
                                                              ----               -----             -----              ------

      Separate Account A                                 $188,880,229       $154,452,947       $    208,552       $ 34,635,834
      Separate Account B                                  469,452,846        375,136,637          1,927,162         96,243,371
                                                         ------------       ------------       ------------       ------------

      Total Separate Accounts                            $658,333,075       $529,589,584       $  2,135,714       $130,879,205
                                                         ============       ============       ============       ============



                                                                                           2000
                                                                                           ----
                                                                               Market                   Gross Unrealized
                                                              Cost             Value                Gains              Losses
                                                              ----             -----                -----              ------

      Separate Account A                                 $168,536,735       $170,416,769       $ 10,958,237       $  9,078,203
      Separate Account B                                  419,958,992        363,238,033            587,407         57,308,366
                                                         ------------       ------------       ------------       ------------

      Total Separate Accounts                            $588,495,727       $533,654,802       $ 11,545,644       $ 66,386,569
                                                         ============       ============       ============       ============

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


I.   VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the NAIC and the Ohio Insurance Department, which vary in some respects from GAAP. The following table summarizes the differences between net income and surplus as determined in accordance with statutory accounting practices and GAAP for the years ended December 31, 2001 and 2000:

                                                                    NET INCOME
                                                                                               CAPITAL AND SURPLUS
                                                              2001               2000                 2001                 2000
                                                              ----               ----                 ----                  ----
                  As reported on a statutory basis       $(18,804,343)       $(13,673,945)        $ 26,520,994        $ 23,088,466
Commissions capitalized to DAC                             14,688,915          22,550,676           14,688,915          22,550,676
General expenses capitalized to DAC                         5,945,542           5,028,328            5,945,542           5,028,328
Amortization of DAC                                        (6,505,301)         (1,025,435)          (6,505,301)         (1,025,435)
Capitalized bonus interest                                  1,003,193              35,787            1,003,193              35,787
Capital gains transferred to IMR, net of tax                 (258,665)             (3,581)            (258,665)             (3,581)
Amortization of IMR, net of tax                                 7,622              66,220                7,622              66,220
Accrual of bond discount                                        6,424                --                  6,424                --
Contingent deferred sales charge                              160,771         (11,315,397)             160,771         (11,315,397)
Federal income taxes                                        1,321,801            (160,359)           1,321,801            (160,359)
Deferred income tax adjustment                                   --                  --             (6,054,282)               --
Realized gain (loss) adjustment                                  --            (1,170,000)                --            (1,170,000)
Unrealized gain (loss) adjustment                                --                  --              3,483,498           6,302,513
AVR adjustment                                                   --                  --                350,468             422,668
Non-admitted assets adjustment                                   --                  --              6,759,702             (69,662)
Change in accounting principles - Codification                   --                  --              1,443,350                --
Prior year stat to GAAP cumulative adjustments                   --                  --             24,950,549           4,288,791
                                                         ------------        ------------         ------------        ------------


Total GAAP adjustments                                     16,370,302          14,006,239           47,303,587          24,950,549
                                                         ------------        ------------         ------------        ------------

GAAP basis                                               $  2,434,041        $    332,294         $ 73,824,581        $ 48,039,015
                                                         ============        ============         ============        ============

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


J.   CODIFIED STATUTORY ACCOUNTING PRINCIPLES
     ----------------------------------------

AILIC's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the State of Ohio Insurance Department. Effective January 1, 2001 the State of Ohio required insurance companies domiciled in the State of Ohio to prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, the "Manual," subject to any deviations prescribed or permitted by the Ohio insurance commissioner. Accounting changes adopted to conform to the provisions of the Manual are reported as changes in accounting principles. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles as a charge to unassigned funds of approximately $1.4 million. Included in this total adjustment is a reduction in unassigned funds of approximately $1.1 million related to write down of impaired assets and a decrease in unassigned funds of approximately $0.3 million related to deferred tax liabilities.

K.    SUBSEQUENT EVENTS
      -----------------

Subsequent to December 31, 2001, litigation involving the Company was settled for approximately $1.0 million. The Company paid this amount in March of 2002 and was reimbursed by GAFRI in April of 2002.

L.       CAPITAL AND SURPLUS

The portion of the Company's unassigned funds (surplus) represented or reduced by each item below is as follows:


        Unrealized gains and losses                          $ (263,895)
        Nonadmitted asset values                             $  807,303
        Asset valuation reserve                              $1,509,976


Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, AILIC meets the RBC requirements.

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2002, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

PART C
OTHER INFORMATION - 333-51971

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements
       All required financial Statements are included in Parts A or B of this Registration Statement.

(b)    Exhibits
       (1)    Resolution of the Board of Directors of Annuity Investors Life
              Insurance Company(R) authorizing establishment of Annuity
              Investors Variable Account B. 1/

       (2)    Not Applicable

       (3)    (a)   Distribution Agreement between Annuity Investors Life Insurance Company and AAG Securities, Inc. (n/k/a Great American Advisors, Inc.). 2/
                    (i)    Amended Schedule 1 to Distribution Agreement.  3/
              (b)   Revised Form of Selling Agreement between Annuity Investors Life Insurance
                    Company, Great American Advisors, Inc. and another Broker-Dealer. 12/

       (4)    Individual and Group Contract Forms and Endorsements.

              (a)   Form of Bonus Group Flexible Premium Deferred Annuity Contract. 3/
              (b)   Form of Certificate of Participation under Bonus Group Contract. 3/
              (c)   Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract. 3/
              (d)   Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract. 3/
              (e)   Form of Loan Endorsement to Individual Contract. 2/
              (f)   Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/
              (g)   Form of Long-Term Care Waiver Rider to Individual Contract. 2/
              (h)   Form of Loan Endorsement to Group Contract. 2/
              (i)   Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/
              (j)   Form of Deferred Compensation Endorsement to Group Contract. 2/
              (k)   Form of Deferred Compensation Endorsement to Certificate of Participation under a
                    Group Contract. 4/
              (l)   Form of Texas Optional Retirement Program Endorsement to Group Contract. 4/
              (m)   Form of Texas Optional Retirement Program Endorsement to Certificate of Participation
                    under a Group Contract. 2/
              (n)   Form of Long-Term Care Waiver Rider to Group Contract. 2/
              (o)   Form of Long-Term Care Waiver Rider to Certificate of Participation
                    under a Group Contract. 2/
              (p)   Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/
              (q)   Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/
              (r)   Form of Roth IRA Endorsement to Qualified Individual Contract. 3/
              (s)   Form of Employer Plan Endorsement to Group Contract. 3/
              (t)   Form of Employer Plan Endorsement to Certificate of Participation under a
                    Group Contract. 3/
              (u)   Form of Employer Plan Endorsement to Qualified Individual Contract. 3/
              (v)   Form of Tax Sheltered Annuity Endorsement to Group Contract. 3/
              (w)   Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a
                    Group Contract. 3/
              (x)   Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

              (y)   Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement
                    to Group Contract. 3/
              (z)   Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to
                    Certificate of Participation under a Group Contract.  3/
             (aa)   Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to
                    Qualified Individual Contract. 3/
             (bb)   Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/
             (cc)   Form of Governmental Section 457 Plan Endorsement to Certificate
                    of Participation under a Group Contract. 3/
             (dd)   Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/
             (ee)   Form of Successor Owner Endorsement to Group Contract. 5/
             (ff)   Form of Successor Owner Endorsement to Certificate of Participation under a group Contract. 5/
             (gg)   Form of Successor Owner Endorsement to Qualified Individual Contract and
                    Non-Qualified Individual Contract. 5/
             (hh)   Form of Individual Retirement Annuity Endorsement to Group Contract. 6/
             (ii)   Form of Individual Retirement Annuity Endorsement to Certificate of Participation
                    under a Group Contract. 6/
             (jj)   Form of SIMPLE IRA Endorsement to Group Contract. 6/
             (kk)   Form of SIMPLE IRA Endorsement to Certificate of Participation under a
                    Group Contract. 6/
             (ll)   Form of Roth IRA Endorsement to Group Contract. 6/
             (mm)   Form of Roth IRA Endorsement to Certificate of Participation under a Group Contract.6/
             (nn)   Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/
       (5)    (a)   Form of Application for Individual Flexible Premium Deferred Annuity Contract
                    and Certificate of Participation under a Group Contract. 3/
              (b)   Form of Application for Group Flexible Premium Deferred Annuity Contract. 3/
              (c)   Revised Form of Application for Group Flexible Premium deferred Annuity Contract. 4/
              (d)   Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract
                    and Certificate of Participation under a Group Contract. 13/
       (6)    (a)   Articles of Incorporation of Annuity Investors Life Insurance Company.1/
                    (i)    Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by
                           Secretary of State of Ohio on July 11, 1996. 7/
                    (ii)   Amendment to Articles of Incorporation adopted August 9, 1996 and approved by
                           Secretary of State of Ohio on December 3, 1996. 7/
              (b)   Code of Regulations of Annuity Investors Life Insurance Company. 6/
       (7)    Not Applicable.
       (8)    (a)   Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus
                    Variable Investment Fund. 2/
                    (i)    Letter of Agreement dated April 14, 1997 between
                           Annuity Investors Life Insurance Company(R) and
                           Dreyfus Variable Investment Fund.
              (b)   Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus
                    Stock Index Fund. 2/
                    (i)    Letter of Agreement dated April 14, 1997 between Annuity Investors Life
                           Insurance Company(R) and Dreyfus Stock Index Fund.
              (c)   Participation Agreement between Annuity Investors Life Insurance Company and
                    The Dreyfus Socially Responsible Growth Fund, Inc. 2/
                    (i)    Letter of Agreement dated April 14, 1997 between
                           Annuity Investors Life Insurance Company(R) and The
                           Dreyfus Socially Responsible Growth Fund, Inc.

              (d)   Participation Agreement between Annuity Investors Life Insurance
                    Company and Janus Aspen Series. 2/
                    (i)    Amended Schedule A to Participation Agreement between
                           Annuity Investors Life Insurance Company and Janus Aspen Series. 3/
              (e)   Participation Agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.) 2/
              (f)   Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc. 2/
                    (i)    Amended Schedule B to Participation Agreement between Annuity Investors
                           Life Insurance Company and INVESCO Variable Investment Funds, Inc.
              (g)   Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen). 3/
                    (i)    Amended Schedule B to Participation Agreement between Annuity Investors
                           Life Insurance Company and Morgan Stanley Universal Institutional Funds,
                           Inc. (n/k/a Van Kampen)  3/
              (h)   Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. 2/
              (i)   Service Agreement between Annuity Investors Life Insurance Company and American
                    Annuity Group, Inc.(n/k/a Great American Financial Resources, Inc.). 2/
              (j)   Agreement between AAG Securities, Inc. (n/k/a Great American Advisors, Inc.)
                    and AAG Insurance Agency, Inc. 2/
              (k)   Investment Services Agreement between Annuity Investors Life Insurance Company and
                    American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/
              (l)   Service Agreement between Annuity Investors Life Insurance Company and
                    Strong Capital Management, Inc. 2/
              (m)   Service Agreement between Annuity Investors Life Insurance Company and
                    Pilgrim Baxter & Associates, Ltd. 2/
              (n)   Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen)
              (o)   Amended and Restated Agreement between The Dreyfus Corporation and
                    Annuity Investors Life Insurance Company. 2/
              (p)   Service Agreement between Annuity Investors Life Insurance Company and
                    Janus Capital Corporation. 2/
              (q)   Service Agreement between INVESCO Funds Inc. and Annuity Investors
                    Life Insurance Company. 4/
              (r)   Participation Agreement between The Timothy Plan Variable Series,
                    Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. 4/
              (s)   Service Agreement between The Timothy Plan Variable Series and Annuity
                    Investors Life Insurance Company. 4/
              (t)   Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset
                    Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (n/k/a Deutsche
                    Asset Management) and Annuity Investors Life Insurance Company. 8/
              (u)   Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management)
                    and Annuity Investors Life Insurance Company. 8/


       (9)    Opinion and Consent of Counsel. 1/
       (10)   Consent of Independent Auditors. (filed herewith)
       (11)   No Financial Statements are omitted from item 23.
       (12)   Not Applicable.
       (13)   Schedule for Computation of Performance Quotations. 7/
       (14)   Not Applicable.
       (15)   Powers of Attorney 14/


      1/      Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity
              Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on November 8, 1995
      2/      Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 filed on behalf of Annuity
              Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on December 4, 1995
      3/      Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors
              Variable Account B SEC File No. 333-19725 on November 17, 1998
      4/      Filed with Post-Effective Amendment No. 3 to Form N-4 on April 6, 1998
      5/      Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account A,
              SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on June 2, 1995
      6/      Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity
              Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on April 24, 1996
      7/      Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity
              Investors Variable Account A, SEC '33 Act No. 33-59861 40 Act File No.811-07299, on April 29, 1997
      8/      Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors
              Variable Account B SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on February 26, 1999.
      9/      Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors
              Variable Account A, SEC '33 File No. 33-65409 '40 Act File No. 811-07299 on December 23, 1996.
      10/     Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors
              Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on June 3, 1997.
      11/     Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors
              Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on February 1, 1999.
      12/     Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors
              Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 28, 2000.
      13/     Incorporated by reference to Post Effective Amendment No. 8, filed on behalf of Annuity Investors
              Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 30, 2001.
      14/     Incorporated by reference to Post Effective Amendment No. 9, filed on behalf of Annuity Investors
              Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 30, 2002.

      ITEM 25.      DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE
                    COMPANY


                              PRINCIPAL            POSITIONS AND OFFICES
NAME                       BUSINESS ADDRESS        WITH THE COMPANY
----                       ----------------        ----------------

Charles R. Scheper                (1)              President, Chief Executive Officer and Director
Stephen Craig Lindner             (1)              Director
Mark Francis Muething             (1)              Executive Vice President, Secretary, General Counsel
                                                   and Director
David B. Rich                     (1)              Chief Operating Officer and Director
Christopher P. Miliano                             Director
Vincent J. Granieri               (1)              Senior Vice President, Chief Financial Officer and
                                                   Chief Actuary
Adrienne Kessling                 (1)              Senior Vice President - Operations
Thomas Kevin Liguzinski           (1)              Senior Vice President
Teresa Caprio                     (1)              Vice President and Treasurer
Catherine A. Crume                (1)              Vice President - Licensing & Commissions
John P. Gruber                    (1)              Vice President
James L. Henderson                (1)              Vice President
Gary L. Peters                    (1)              Vice President - Variable Annuity Sales
William Jack Maney, II            (1)              Assistant Treasurer
Richard Sutton                    (1)              Assistant Vice President and Appointed Actuary
Thomas E. Mischell                (1)              Assistant Treasurer

(1)    P.O. Box 5423, Cincinnati, Ohio  45201-5423



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.


The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources, Inc. (f/k/a American Annuity Group,SM Inc.). The Registrant, Annuity Investors Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company.


AFG ORGANIZATIONAL CHART

                                                          STATE OF           DATE OF
                                                          DOMICILE           INCORPORATION

American Financial Group, Inc                             Ohio               07/01/1997
|__AFC Holding Company                                    Ohio               12/09/1994
|__AHH Holdings, Inc.                                     Florida            12/27/1995
|__American Heritage Holding Corporation                  Delaware           11/02/1994
|__Heritage Homes Realty, Inc                             Florida            07/20/1993
|__Southeast Title, Inc.                                  Florida            05/16/1995
|__Columbia Financial Company                             Florida            10/26/1993
|__Heritage Home Finance Corporation                      Florida            02/10/1994
|__American Financial Capital Trust I                     Delaware           09/14/1996
|__American Financial Corporation                         Ohio               11/15/1955
|__American Financial Corporation (Name Holding Company)  Ohio               08/27/1963
|__American Money Management Corporation                  Ohio               03/01/1973
|__American Money Management International                N.V Netherland
                                                            Antilles         05/10/1985
|__American Premier Underwriters, Inc                     Pennsylvania       04/13/1846
|__The Ann Arbor Railroad Company                         Michigan           09/21/1895
|__The Associates of the Jersey Company                   New Jersey         11/10/1804
|__Cal Coal, Inc                                          Illinois           05/30/1979
|__GAI (Bermuda) Ltd                                      Bermuda            04/06/1998
|__GAI Insurance Company, Ltd                             Bermuda            09/18/1989
|__The Indianapolis Union Railway Company                 Indiana            11/19/1872
|__Lehigh Valley Railroad Company                         Pennsylvania       04/21/1846
|__The New York and Harlem Railroad Company               New York           04/25/1831
|__The Owasco River Railway, Inc                          New York           06/02/1881
|__PCC Real Estate, Inc                                   New York           12/15/1986
|__PCC Chicago Realty Corp                                New York           12/23/1986
|__PCC Gun Hill Realty Corp                               New York           12/18/1985
|__PCC Michigan Realty, Inc                               Michigan           11/09/1987
|__PCC Scarsdale Realty Corp                              New York           06/01/1986
|__Scarsdale Depot Associates, L.P                        Delaware           05/05/1989
|__Penn Central Energy Management Company                 Delaware           05/11/1987
|__Pennsylvania Company                                   Delaware           12/12/1958
|__Atlanta Casualty Company                               Ohio               06/13/1972
|__American Premier Insurance Company                     Indiana            11/30/1989
|__Atlanta Casualty Group, Inc                            Georgia            04/01/1977
|__Atlanta Casualty General Agency, Inc                   Texas              03/15/1961
|__Atlanta Insurance Brokers, Inc                         Georgia            02/06/1971
|__Treaty House, Ltd                                      Nevada             11/02/1971
|__Atlanta Reserve Insurance Company                      Ohio               12/07/1998
|__Atlanta Specialty Insurance Company                    Ohio               02/06/1974
|__Penn Central U.K Limited                               United Kingdom     10/28/1992
|__Insurance (GB) Limited                                 United Kingdom     05/13/1992
|__Delbay Corporation                                     Delaware           12/27/1962
|__Great Southwest Corporation                            Delaware           10/25/1978
|__World Houston, Inc                                     Delaware           05/30/1974
|__Hangar Acquisition Corp                                Ohio               10/06/1995
|__Infinity Insurance Company                             Indiana            08/28/1978
|__Infinity Agency of Texas, Inc                          Texas              07/15/1992
|__The Infinity Group, Inc                                Indiana            07/22/1992
|__Infinity National Insurance Company                    Indiana            08/05/1992
|__Infinity Select Insurance Company                      Indiana            06/11/1991
|__Leader Insurance Company                               Ohio               03/20/1963
|__American Commonwealth Development Company              Texas              07/23/1963
|__Budget Insurance Premiums, Inc                         Ohio               02/14/1964
|__Leader Group, Inc                                      Ohio               12/16/1997
|__Leader Managing General Agency, Inc                    Texas              08/21/1989
|__Leader National Agency of Texas, Inc                   Texas              01/25/1994
|__Leader National Agency, Inc                            Ohio               04/05/1963
|__Leader Preferred Insurance Company                     Ohio               11/07/1994
AFG ORGANIZATIONAL CHART
                                                                                                               % OF STOCK OWNED
                                                                                                               BY IMMEDIATE
                                                              NATURE OF BUSINESS                               PARENT COMPANY (1)

American Financial Group, Inc                                 Diversified Financial Holding Company
|__AFC Holding Company                                        Diversified Financial Holding Company            100
|__AHH Holdings, Inc.                                         Holding Company                                   49
|__American Heritage Holding Corporation                      Home Builder                                     100
|__Heritage Homes Realty, Inc                                 Home Sales                                       100
|__Southeast Title, Inc.                                      Title Company                                    100
|__Columbia Financial Company                                 Real Estate Holding Company                      100
|__Heritage Home Finance Corporation                          Finance Company                                  100
|__American Financial Capital Trust I                         Statutory Business Trust                         100
|__American Financial Corporation                             Diversified Financial Holding Company            100
|__American Financial Corporation (Name Holding Company)      Inactive                                         100
|__American Money Management Corporation                      Securities Management Company                    100
|__American Money Management International                    Securities Management Company                    100
|__American Premier Underwriters, Inc                         Diversified Company                              100 (2)
|__The Ann Arbor Railroad Company                             Inactive                                          99
|__The Associates of the Jersey Company                       Inactive                                         100
|__Cal Coal, Inc                                              Inactive                                         100
|__GAI (Bermuda) Ltd                                          Holding Company                                  100
|__GAI Insurance Company, Ltd                                 Reinsurance                                      100
|__The Indianapolis Union Railway Company                     Inactive                                         100
|__Lehigh Valley Railroad Company                             Inactive                                         100
|__The New York and Harlem Railroad Company                   Inactive                                          97
|__The Owasco River Railway, Inc                              Inactive                                         100
|__PCC Real Estate, Inc                                       Holding Company                                  100
|__PCC Chicago Realty Corp                                    Real Estate Developer                            100
|__PCC Gun Hill Realty Corp                                   Real Estate Developer                            100
|__PCC Michigan Realty, Inc                                   Real Estate Developer                            100
|__PCC Scarsdale Realty Corp                                  Real Estate Developer                            100
|__Scarsdale Depot Associates, L.P                            Real Estate Developer                             80
|__Penn Central Energy Management Company                     Inactive                                         100
|__Pennsylvania Company                                       Holding Company                                  100
|__Atlanta Casualty Company                                   Property/Casualty Insurance                      100
|__American Premier Insurance Company                         Property/Casualty Insurance                      100
|__Atlanta Casualty Group, Inc                                Insurance Agency                                 100
|__Atlanta Casualty General Agency, Inc                       Managing General Agency                          100
|__Atlanta Insurance Brokers, Inc                             Insurance Agency                                 100
|__Treaty House, Ltd                                          Insurance Premium Finance                        100
|__Atlanta Reserve Insurance Company                          Property/Casualty Insurance                      100
|__Atlanta Specialty Insurance Company                        Property/Casualty Insurance                      100
|__Penn Central U.K Limited                                   Insurance Holding Company                        100
|__Insurance (GB) Limited                                     Property/Casualty Insurance                      100
|__Delbay Corporation                                         Inactive                                         100
|__Great Southwest Corporation                                Real Estate Developer                            100
|__World Houston, Inc                                         Real Estate Developer                            100
|__Hangar Acquisition Corp                                    Aircraft Investment                              100
|__Infinity Insurance Company                                 Property/Casualty Insurance                      100
|__Infinity Agency of Texas, Inc                              Managing General Agency                          100
|__The Infinity Group, Inc                                    Insurance Holding Company                        100
|__Infinity National Insurance Company                        Property/Casualty Insurance                      100
|__Infinity Select Insurance Company                          Property/Casualty Insurance                      100
|__Leader Insurance Company                                   Property/Casualty Insurance                      100
|__American Commonwealth Development Company                  Real Estate Development                          100
|__Budget Insurance Premiums, Inc                             Premium Finance Company                          100
|__Leader Group, Inc                                          Holding Company                                  100
|__Leader Managing General Agency, Inc                        Managing General Agent/Surplus Lines Agent       100
|__Leader National Agency of Texas, Inc                       Managing General Agency                          100
|__Leader National Agency, Inc                                Brokering Agent                                  100
|__Leader Preferred Insurance Company                         Property/Casualty Insurance                      100

AFG ORGANIZATIONAL CHART

                                                          STATE OF           DATE OF
                                                          DOMICILE           INCORPORATION

|__Leader Specialty Insurance Company                     Indiana            03/10/1994
|__TICO Insurance Company                                 Ohio               06/03/1980
|__PCC Technical Industries, Inc                          California         03/07/1955
|__ESC, Inc                                               California         11/02/1962
|__Marathon Manufacturing Companies, Inc                  Delaware           11/18/1983
|__Marathon Manufacturing Company                         Delaware           12/07/1979
|__PCC Maryland Realty Corp                               Maryland           08/18/1993
|__Penn Camarillo Realty Corp                             California         11/24/1992
|__Penn Towers, Inc                                       Pennsylvania       08/01/1958
|__Republic Indemnity Company of America                  California         12/05/1972
|__Republic Indemnity Company of California               California         10/13/1982
|__Republic Indemnity Medical Management, Inc             California         03/25/1996
|__Risico Management Corporation                          Delaware           01/10/1989
|__Windsor Insurance Company                              Indiana            11/05/1987
|__American Deposit Insurance Company                     Oklahoma           12/28/1966
|__Granite Finance Co., Inc                               Texas              11/09/1965
|__Coventry Insurance Company                             Ohio               09/05/1989
|__El Aguila Compania de Seguros, S.A. de C.V             Mexico             11/24/1994
|__Financiadora de Primas Condor, S.A. de C.V             Mexico             03/16/1998
|__Moore Group Inc                                        Georgia            12/19/1962
|__Casualty Underwriters, Inc                             Georgia            10/01/1954
|__Dudley L. Moore Insurance, Inc                         Louisiana          03/30/1978
|__Hallmark General Insurance Agency, Incorporated        Oklahoma           06/16/1972
|__Windsor Group, Inc                                     Georgia            05/23/1991
|__Regal Insurance Company                                Indiana            11/05/1987
|__Texas Windsor Group, Inc                               Texas              06/23/1988
|__Pennsylvania-Reading Seashore Lines                    New Jersey         06/14/1901
|__Pittsburgh and Cross Creek Railroad Company            Pennsylvania       08/14/1970
|__PLLS, Ltd                                              Washington         05/14/1990
|__Premier Lease & Loan Services Insurance Agency, Inc    Washington         12/27/1983
|__Premier Lease & Loan Insurance Services B.V            The Netherlands    08/24/1999
|__Premier Lease & Loan Services of Canada, Inc           Washington         02/28/1991
|__Terminal Realty Penn Co                                District of        09/23/1968
                                                          Columbia
|__United Railroad Corp                                   Delaware           11/25/1981
|__Detroit Manufacturers Railroad Company                 Michigan           01/30/1902
|__Waynesburg Southern Railroad Company                   Pennsylvania       09/01/1966
|__Chiquita Brands International, Inc                     New Jersey         03/30/1899
|__Dixie Terminal Corporation                             Ohio               04/23/1970
|__Fairmont Holdings, Inc                                 Ohio               12/15/1983
|__Flextech Holding Co., Inc                              Ohio               08/31/2000
|__FWC Corporation                                        Ohio               03/16/1983
|__Great American Insurance Company                       Ohio               03/07/1872
|__AFC Coal Properties, Inc                               Ohio               12/18/1996
|__American Empire Surplus Lines Insurance Company        Delaware           07/15/1977
|__American Empire Insurance Company                      Ohio               11/26/1979
|__American Empire Underwriters, Inc                      Texas              05/19/1976
|__Fidelity Excess and Surplus Insurance Company          Ohio               06/30/1987
|__American Financial Enterprises, Inc                    Connecticut        01/01/1871
|__American Insurance Agency, Inc                         Kentucky           07/27/1967
|__American Signature Underwriters, Inc                   Ohio               04/08/1996
|__American Special Risk, Inc                             Illinois           12/29/1981
|__Aviation Specialty Managers, Inc                       Texas              09/07/1965
|__Brothers Property Corporation                          Ohio               09/08/1987
|__Brothers Pennsylvanian Corporation                     Pennsylvania       12/23/1994
|__Brothers Port Richey Corporation                       Florida            12/06/1993
|__Brothers Property Management Corporation               Ohio               09/25/1987
|__Brothers Railyard Corporation                          Texas              12/14/1993
|__Crop Managers Insurance Agency, Inc                    Kansas             08/09/1989
|__Dempsey & Siders Agency, Inc                           Ohio               05/09/1956
|__FCIA Management Company, Inc                           New York           09/17/1991
|__GAI Warranty Company                                   Ohio               01/25/2001
|__GAI Warranty Company of Florida                        Florida            03/23/2001
|__The Gains Group, Inc                                   Ohio               01/26/1982
|__Global Premier Finance Company                         Ohio               08/25/1998
AFG ORGANIZATIONAL CHART
                                                                                                                % OF STOCK OWNED
                                                                                                                BY IMMEDIATE
                                                               NATURE OF BUSINESS                               PARENT COMPANY (1)

|__Leader Specialty Insurance Company                          Property/Casualty Insurance                      100
|__TICO Insurance Company                                      Property/Casualty Insurance                      100
|__PCC Technical Industries, Inc                               Holding Company                                  100
|__ESC, Inc                                                    Inactive                                         100
|__Marathon Manufacturing Companies, Inc                       Holding Company                                  100
|__Marathon Manufacturing Company                              Inactive                                         100
|__PCC Maryland Realty Corp                                    Real Estate Holding Company                      100
|__Penn Camarillo Realty Corp                                  Real Estate Holding Company                      100
|__Penn Towers, Inc                                            Inactive                                         100
|__Republic Indemnity Company of America                       Workers' Compensation Insurance                  100
|__Republic Indemnity Company of California                    Workers' Compensation Insurance                  100
|__Republic Indemnity Medical Management, Inc                  Medical Bill Review                              100
|__Risico Management Corporation                               Risk Management                                  100
|__Windsor Insurance Company                                   Property/Casualty Insurance                      100
|__American Deposit Insurance Company                          Property/Casualty Insurance                      100
|__Granite Finance Co., Inc                                    Premium Financing                                100
|__Coventry Insurance Company                                  Property/Casualty Insurance                      100
|__El Aguila Compania de Seguros, S.A. de C.V                  Property/Casualty Insurance                      100 (2)
|__Financiadora de Primas Condor, S.A. de C.V                  Premium Finance                                   99
|__Moore Group Inc                                             Insurance Holding Company/Agency                 100
|__Casualty Underwriters, Inc                                  Insurance Agency                                  51
|__Dudley L. Moore Insurance, Inc                              Insurance Agency                                 100
|__Hallmark General Insurance Agency, Incorporated             Insurance Agency                                 beneficial interest
|__Windsor Group, Inc                                          Insurance Holding Company                        100
|__Regal Insurance Company                                     Property/Casualty Insurance                      100
|__Texas Windsor Group, Inc                                    Insurance Agency                                 100
|__Pennsylvania-Reading Seashore Lines                         Inactive                                          66.67
|__Pittsburgh and Cross Creek Railroad Company                 Inactive                                          83
|__PLLS, Ltd                                                   Insurance Agency                                 100
|__Premier Lease & Loan Services Insurance Agency, Inc         Insurance Agency                                 100
|__Premier Lease & Loan Insurance Services B.V                 Insurance Agency                                 100
|__Premier Lease & Loan Services of Canada, Inc                Insurance Agency                                 100
|__Terminal Realty Penn Co                                     Inactive                                         100
|__United Railroad Corp                                        Inactive                                         100
|__Detroit Manufacturers Railroad Company                      Inactive                                          82
|__Waynesburg Southern Railroad Company                        Inactive                                         100
|__Chiquita Brands International, Inc                          Produce/Process/Distribute Food Products          30.66 (2)
|__Dixie Terminal Corporation                                  Real Estate Holding Company                      100
|__Fairmont Holdings, Inc                                      Holding Company                                  100
|__Flextech Holding Co., Inc                                   Packing Manufacturer                             100
|__FWC Corporation                                             Financial Services Company                       100
|__Great American Insurance Company                            Property/Casualty Insurance                      100
|__AFC Coal Properties, Inc                                    Real Estate Holding Company                      100
|__American Empire Surplus Lines Insurance Company             Excess and Surplus Lines Insurance               100
|__American Empire Insurance Company                           Property/Casualty Insurance                      100
|__American Empire Underwriters, Inc                           Insurance Agency                                 100
|__Fidelity Excess and Surplus Insurance Company               Property/Casualty Insurance                      100
|__American Financial Enterprises, Inc                         Closed End Investment Company                    100 (2)
|__American Insurance Agency, Inc                              Insurance Agency                                 100
|__American Signature Underwriters, Inc                        Insurance Agency                                 100
|__American Special Risk, Inc                                  Insurance Broker/Managing General Agency         100
|__Aviation Specialty Managers, Inc                            Managing General Agency                          100
|__Brothers Property Corporation                               Real Estate Holding                               80
|__Brothers Pennsylvanian Corporation                          Real Estate Holding                              100
|__Brothers Port Richey Corporation                            Real Estate Holding                              100
|__Brothers Property Management Corporation                    Real Estate Management                           100
|__Brothers Railyard Corporation                               Real Estate Holding                              100
|__Crop Managers Insurance Agency, Inc                         Insurance Agency                                 100
|__Dempsey & Siders Agency, Inc                                Insurance Agency                                 100
|__FCIA Management Company, Inc                                Servicing Agent                                  100
|__GAI Warranty Company                                        Service Warranty Provider                        100
|__GAI Warranty Company of Florida                             Service Warranty Provider                        100
|__The Gains Group, Inc                                        Marketing of Advertising                         100
|__Global Premier Finance Company                              Premium Finance                                  100

AFG ORGANIZATIONAL CHART

                                                          STATE OF           DATE OF
                                                          DOMICILE           INCORPORATION

|__Great American Alliance Insurance Company              Ohio               09/11/1945
|__Great American Assurance Company                       Ohio               03/23/1905
|__Great American Contemporary Insurance Company          Illinois           04/16/1996
|__Great American Custom Insurance Services Illinois, Inc Illinois           07/08/1992
|__Great American Custom Insurance Services, Inc          Ohio               07/27/1983
|__Eden Park Insurance Brokers, Inc                       California         02/13/1990
|__Great American Custom Insurance Services               California         05/18/1992
California, Inc
|__Great American Custom Insurance Services               Massachusetts      04/11/1994
Massachusetts, Inc
|__Professional Risk Brokers of Connecticut, Inc          Connecticut        07/09/1992
|__Professional Risk Brokers of Ohio, Inc                 Ohio               12/17/1986
|__Professional Risk Brokers, Inc                         Illinois           03/01/1990
|__Smith, Evans and Schmitt, Inc                          California         08/05/1988
|__Great American E & S Insurance Company                 Delaware           02/28/1979
|__Great American Fidelity Insurance Company              Delaware           01/12/1982
|__Great American Financial Resources, Inc                Delaware           11/23/1992
|__AAG Holding Company, Inc                               Ohio               09/11/1996
|__American Annuity Group Capital Trust I                 Delaware           09/13/1996
|__American Annuity Group Capital Trust II                Delaware           03/04/1997
|__American Annuity Group Capital Trust III               Delaware           05/14/1997
|__Great American Life Insurance Company                  Ohio               12/15/1959
|__American Retirement Life Insurance Company             Ohio               05/12/1978
|__Annuity Investors Life Insurance Company               Ohio               11/13/1981
|__CHATBAR, Inc                                           Massachusetts      11/02/1993
|__Chatham Enterprises, Inc                               Massachusetts      03/29/1954
|__Consolidated Financial Corporation                     Michigan           09/10/1985
|__Driskill Holdings, Inc                                 Texas              06/07/1995
|__GALIC Brothers, Inc                                    Ohio               11/12/1993
|__Great American Life Assurance Company                  Ohio               08/10/1967
|__Great American Life Children's Foundation              Ohio               08/06/1998
|__Great American Life Insurance Company of New York      New York           12/31/1963
|__Loyal American Life Insurance Company                  Ohio               05/18/1955
|__ADL Financial Services, Inc                            North Carolina     09/10/1970
|__Purity Financial Corporation                           Florida            12/12/1991
|__Skipjack Marina Corp                                   Maryland           06/24/1999
|__United Teacher Associates, Ltd                         Texas              12/17/1998
|__United Teacher Associates Insurance Company            Texas              12/15/1958
|__AAG Insurance Agency of Alabama                        Alabama            09/22/1995
|__AAG Insurance Agency of Texas, Inc                     Texas              06/02/1995
|__AAG Insurance Agency, Inc                              Kentucky           12/06/1994
|__AAG Insurance Agency of Massachusetts, Inc             Massachusetts      05/25/1995
|__American DataSolutions International, Inc              Ohio               08/24/2001
|__American Data Source India Private Limited             India              09/03/1997
|__American Memorial Marketing Services, Inc              Washington         06/19/1980
|__CSW Management Services, Inc                           Texas              06/27/1985
|__GALIC Disbursing Company                               Ohio               05/31/1994
|__Great American Advisors, Inc                           Ohio               12/10/1993
|__Great American Life Assurance Company of Puerto Rico   Puerto Rico        07/01/1964
|__Keyes-Graham Insurance Agency, Inc                     Massachusetts      08/07/1981
|__Laurentian Credit Services Corporation                 Delaware           10/07/1994
|__Laurentian Marketing Services, Inc                     Delaware           12/23/1987
|__Laurentian Securities Corporation                      Delaware           01/03/1990
|__Lifestyle Financial Investments, Inc                   Ohio               12/29/1993
|__Lifestyle Financial Investments Agency of Ohio, Inc    Ohio               03/07/1994
|__Lifestyle Financial Investments of Indiana, Inc        Indiana            02/24/1994
|__Lifestyle Financial Investments of the Northwest, Inc  Minnesota          06/10/1985
|__Loyal Marketing Services, Inc                          Alabama            07/20/1990
|__Money-Plan International, Inc                          Florida            12/31/1979
|__SPELCO (UK) Ltd                                        United Kingdom
|__SWTC Hong Kong Ltd                                     Hong Kong
|__SWTC, Inc                                              Delaware
|__Great American Insurance Agency, Inc                   Ohio               04/20/1999
|__Great American Insurance Company of New York           New York           08/22/1947
|__Great American Lloyd's Insurance Company               Texas              10/09/1979
|__Great American Lloyd's, Inc                            Texas              08/02/1983
AFG ORGANIZATIONAL CHART
                                                                                                                 % OF STOCK OWNED
                                                                                                                 BY IMMEDIATE
                                                                NATURE OF BUSINESS                               PARENT COMPANY (1)

|__Great American Alliance Insurance Company                    Property/Casualty Insurance                      100
|__Great American Assurance Company                             Property/Casualty Insurance                      100
|__Great American Contemporary Insurance Company                Property/Casualty Insurance                      100
|__Great American Custom Insurance Services Illinois, Inc       Underwriting Office                              100
|__Great American Custom Insurance Services, Inc                Holding Company for E&S Agency/Brokerage         100
|__Eden Park Insurance Brokers, Inc                             Wholesale Agency/Brokerage for E&S Lines         100
|__Great American Custom Insurance Services                     Insurance Services                               100
California, Inc
|__Great American Custom Insurance Services                     Excess and Surplus Lines Broker                  100
Massachusetts, Inc
|__Professional Risk Brokers of Connecticut, Inc                Wholesale Agency/Brokerage for E&S Lines         100
|__Professional Risk Brokers of Ohio, Inc                       Excess and Surplus Lines Broker                  100
|__Professional Risk Brokers, Inc                               Wholesale Agency/Brokerage for E&S Lines         100
|__Smith, Evans and Schmitt, Inc                                Insurance Agency                                 100
|__Great American E & S Insurance Company                       Excess and Surplus Lines Insurance               100
|__Great American Fidelity Insurance Company                    Excess and Surplus Lines Insurance               100
|__Great American Financial Resources, Inc                      Insurance Holding Company                         82.78 (2)
|__AAG Holding Company, Inc                                     Holding Company                                  100
|__American Annuity Group Capital Trust I                       Financing Entity                                 100
|__American Annuity Group Capital Trust II                      Financing Entity                                 100
|__American Annuity Group Capital Trust III                     Financing Entity                                 100
|__Great American Life Insurance Company                        Life Insurance                                   100
|__American Retirement Life Insurance Company                   Life Insurance                                   100
|__Annuity Investors Life Insurance Company                     Life Insurance                                   100
|__CHATBAR, Inc                                                 Hotel Operator                                   100
|__Chatham Enterprises, Inc                                     Real Estate Holding Company                      100
|__Consolidated Financial Corporation                           Retirement & Financial Planning Company          100
|__Driskill Holdings, Inc                                       Real Estate Manager                              beneficial interest
|__GALIC Brothers, Inc                                          Real Estate Management                            80
|__Great American Life Assurance Company                        Life Insurance                                   100
|__Great American Life Children's Foundation                    Charitable Foundation                            beneficial interest
|__Great American Life Insurance Company of New York            Life Insurance Company                           100
|__Loyal American Life Insurance Company                        Life Insurance                                   100
|__ADL Financial Services, Inc                                  Inactive                                         100
|__Purity Financial Corporation                                 Credit Union Marketing                           100
|__Skipjack Marina Corp                                         Marina Operator                                  100
|__United Teacher Associates, Ltd                               Holding Company - Limited Partnership            100 (2)
|__United Teacher Associates Insurance Company                  Life Insurance Company                           100
|__AAG Insurance Agency of Alabama                              Insurance Agency                                 100
|__AAG Insurance Agency of Texas, Inc                           Insurance Agency                                 100
|__AAG Insurance Agency, Inc                                    Insurance Agency                                 100
|__AAG Insurance Agency of Massachusetts, Inc                   Insurance Agency                                 100
|__American DataSolutions International, Inc                    Data Processing & Holding Company                100
|__American Data Source India Private Limited                   Software Development                              99
|__American Memorial Marketing Services, Inc                    Marketing Services                               100
|__CSW Management Services, Inc                                 Inactive                                         100
|__GALIC Disbursing Company                                     Payroll Servicer                                 100
|__Great American Advisors, Inc                                 Broker-Dealer                                    100
|__Great American Life Assurance Company of Puerto Rico         Insurance Company                                 99
|__Keyes-Graham Insurance Agency, Inc                           Insurance Agency                                 100
|__Laurentian Credit Services Corporation                       Inactive                                         100
|__Laurentian Marketing Services, Inc                           Inactive                                         100
|__Laurentian Securities Corporation                            Inactive                                         100
|__Lifestyle Financial Investments, Inc                         Marketing Services                               100
|__Lifestyle Financial Investments Agency of Ohio, Inc          Insurance Agency                                 beneficial interest
|__Lifestyle Financial Investments of Indiana, Inc              Insurance Agency                                 100
|__Lifestyle Financial Investments of the Northwest, Inc        Insurance Agency                                 100
|__Loyal Marketing Services, Inc                                Inactive                                         100
|__Money-Plan International, Inc                                Insurance Agency                                 100
|__SPELCO (UK) Ltd                                              Inactive                                          99
|__SWTC Hong Kong Ltd                                           Inactive                                         100
|__SWTC, Inc                                                    Inactive                                         100
|__Great American Insurance Agency, Inc                         Insurance Agency                                 100
|__Great American Insurance Company of New York                 Property/Casualty Insurance                      100
|__Great American Lloyd's Insurance Company                     Lloyd's Plan Insurer                             beneficial interest
|__Great American Lloyd's, Inc                                  Corporate Attorney-in-Fact                       100

AFG ORGANIZATIONAL CHART

                                                          STATE OF           DATE OF
                                                          DOMICILE           INCORPORATION

|__Great American Management Services, Inc                Ohio               12/05/1974
|__Great American Protection Insurance Company            Indiana            01/08/1990
|__Great American Re Inc                                  Delaware           05/14/1971
|__Great American Security Insurance Company              Ohio               07/01/1987
|__Great American Spirit Insurance Company                Indiana            04/05/1988
|__Great Texas County Mutual Insurance Company            Texas              04/29/1954
|__Grizzly Golf Center, Inc                               Ohio               11/08/1993
|__Key Largo Group, Inc                                   Florida            02/25/1969
|__Mid-Continent Casualty Company                         Oklahoma           02/26/1947
|__Mid-Continent Insurance Company                        Oklahoma           08/13/1992
|__Oklahoma Surety Company                                Oklahoma           08/05/1968
|__National Interstate Corporation                        Ohio               01/26/1989
|__American Highways Insurance Agency (CA)                California         05/05/1994
|__American Highways Insurance Agency (OH)                Ohio               06/29/1999
|__Explorer Insurance Agency, Inc                         Ohio               07/17/1997
|__Hudson Indemnity, Ltd                                  Cayman Islands     06/12/1996
|__National Interstate Insurance Agency of Texas, Inc     Texas              06/07/1989
|__National Interstate Insurance Agency, Inc              Ohio               02/13/1989
|__National Interstate Insurance Company                  Ohio               02/10/1989
|__National Interstate Insurance Company of Hawaii, Inc   Hawaii             09/20/1999
|__NorthCoast Management, Inc                             Nebraska           02/09/1993
|__Safety, Claims & Litigation Services, Inc              Pennsylvania       06/23/1995
|__PCC 38 Corp                                            Illinois           12/23/1996
|__PLLS Canada Insurance Brokers Inc                      Ontario, Canada    06/13/2001
|__Pointe Apartments, Inc                                 Minnesota          06/24/1993
|__Premier Dealer Services, Inc                           Illinois           06/24/1998
|__Stone Mountain Professional Liability Agency, Inc      Georgia            08/07/1995
|__Tamarack American, Inc                                 Delaware           06/10/1986
|__Timberglen Limited                                     United Kingdom     10/28/1992
|__Transport Insurance Company                            Ohio               05/25/1976
|__Instech Corporation                                    Texas              09/02/1975
|__Transport Insurance Agency, Inc                        Texas              08/21/1989
|__Worldwide Insurance Company                            Ohio               09/27/1979
|__Worldwide Direct Auto Insurance Company                Kentucky           11/13/1961
|__Worldwide Casualty Insurance Company                   Kentucky           02/17/1981
|__One East Fourth, Inc                                   Ohio               02/03/1964
|__Pioneer Carpet Mills, Inc                              Ohio               04/29/1976
|__Superior NWVN of Ohio, Inc                             Ohio               05/05/2000
|__TEJ Holdings, Inc                                      Ohio               12/04/1984
|__Three East Fourth, Inc                                 Ohio               08/10/1966

AFG ORGANIZATIONAL CHART
                                                                                                                % OF STOCK OWNED
                                                                                                                BY IMMEDIATE
                                                               NATURE OF BUSINESS                               PARENT COMPANY (1)

|__Great American Management Services, Inc                     Data Processing and Equipment Leasing            100
|__Great American Protection Insurance Company                 Surplus Lines Insurer                            100
|__Great American Re Inc                                       Reinsurance Intermediary                         100
|__Great American Security Insurance Company                   Property/Casualty Insurance                      100
|__Great American Spirit Insurance Company                     Property/Casualty Insurance                      100
|__Great Texas County Mutual Insurance Company                 Automobile Insurance                             beneficial interest
|__Grizzly Golf Center, Inc                                    Golf Course Management                           100
|__Key Largo Group, Inc                                        Land Developer                                   100
|__Mid-Continent Casualty Company                              Property/Casualty Insurance                      100
|__Mid-Continent Insurance Company                             Property/Casualty Insurance                      100
|__Oklahoma Surety Company                                     Special Coverage Insurance Company               100
|__National Interstate Corporation                             Holding Company                                   58
|__American Highways Insurance Agency (CA)                     Insurance Agency                                 100
|__American Highways Insurance Agency (OH)                     Insurance Agency                                 100
|__Explorer Insurance Agency, Inc                              Insurance Agency                                 100
|__Hudson Indemnity, Ltd                                       Property/Casualty Insurance                      100
|__National Interstate Insurance Agency of Texas, Inc          Insurance Agency                                 beneficial interest
|__National Interstate Insurance Agency, Inc                   Insurance Agency                                 100
|__National Interstate Insurance Company                       Property/Casualty Insurance                      100
|__National Interstate Insurance Company of Hawaii, Inc        Property/Casualty Insurance                      100
|__NorthCoast Management, Inc                                  Underwriting Management                          100
|__Safety, Claims & Litigation Services, Inc                   Claims Third Party Administrator                 100
|__PCC 38 Corp                                                 Real Estate Holding Company                      100
|__PLLS Canada Insurance Brokers Inc                           Insurance Agency                                  49
|__Pointe Apartments, Inc                                      Real Estate Holding Company                      100
|__Premier Dealer Services, Inc                                Third Party Administrator                        100
|__Stone Mountain Professional Liability Agency, Inc           Insurance Agency                                 100
|__Tamarack American, Inc                                      Management Holding Company                       100
|__Timberglen Limited                                          Investments                                      100
|__Transport Insurance Company                                 Property Casualty Insurance                      100
|__Instech Corporation                                         Claim and Claim Adjustment Services              100
|__Transport Insurance Agency, Inc                             Insurance Agency                                 beneficial interest
|__Worldwide Insurance Company                                 Property/Casualty Insurance                      100
|__Worldwide Direct Auto Insurance Company                     Property/Casualty Insurance                      100
|__Worldwide Casualty Insurance Company                        Property/Casualty Insurance                      100
|__One East Fourth, Inc                                        Real Estate Holding Company                      100
|__Pioneer Carpet Mills, Inc                                   Inactive                                         100
|__Superior NWVN of Ohio, Inc                                  Holding Company                                  100
|__TEJ Holdings, Inc                                           Real Estate Holding Company                      100
|__Three East Fourth, Inc                                      Real Estate Holding Company                      100


(2) Total percentage owned by parent shown and by other affiliated company(s).
(1) Except Director's Qualifying Shares.

ITEM 27.  NUMBER OF CERTIFICATE OWNERS


As of March 31, 2002, there were 1,598 Individual Contract Owners, of which 1,327 were qualified and 271 were non-qualified. As of March 31, 2002 there were 848 Participants (Certificate Owners) in 27 group Contracts.


ITEM 28.  INDEMNIFICATION

       (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

              The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

       Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


       (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2002. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29.  PRINCIPAL UNDERWRITER

       Great American Advisors(SM), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(r) Variable Account B.


       (a) Great American Advisors, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.


       (b)    Directors and Officers of Great American Advisors, Inc.


      NAME AND PRINCIPAL                      POSITION WITH
      BUSINESS ADDRESS                        GREAT AMERICAN ADVISORS, INC.
      ----------------                        -----------------------------

      James Lee Henderson  (1)                President
      James T. McVey  (1)                     Chief Operating Officer and Senior Vice President
      Christopher Gryzen  (1)                 Vice President and Chief Compliance Officer
      Mark Francis Muething  (1)              Vice President, Secretary and Director
      Peter J. Nerone  (1)                    Vice President
      Thomas E. Mischell  (1)                 Assistant Treasurer
      Paul Ohlin  (1)                         Assistant Treasurer
      Fred J. Runk  (1)                       Assistant Treasurer


(1)    525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

       (c) Required commission information is included in Part B of this Registration Statement.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

       All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Teresa C. Caprio, Vice President, and Treasurer of the Company at the Administrative Office.

ITEM 31.  MANAGEMENT SERVICES

       Not Applicable

ITEM 32.  UNDERTAKINGS

       (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

       (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

       (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 1st day of May, 2002.


                      Annuity Investors Variable Account B
                                  (Registrant)



                           By: /s/ Charles R. Scheper
                             ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                    Annuity Investors Life Insurance Company



                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)


                           By: /s/ Charles R. Scheper
                             -----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director


As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/  David B. Rich                  Chief Operating Officer            April 22, 2002
------------------                  and Director
David B. Rich*

/s/  Teresa C. Caprio               Vice President and Treasurer       April 22,  2002
---------------------
Teresa C. Caprio*

/s/  Stephen Craig Lindner          Director                           April 22, 2002
--------------------------
Stephen Craig Lindner*

/s/  Christopher P. Miliano         Director                           April 22, 2002
---------------------------
Christopher P. Miliano*

/s/  Mark Francis Muething          Director                           April 22, 2002
--------------------------
Mark Francis Muething*


* Executed by Carol Edwards Dunn on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.           Description of Exhibit
-----------           ----------------------


(10)                Consent of Independent Auditors (filed herewith).

                         CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the captions "Experts" and "Financial Statements" and to the use of our reports dated March 8, 2002, with respect to the statutory-basis financial statements of Annuity Investors Life Insurance Company, and April 5, 2002, with respect to the financial statements of Annuity Investors Variable Account B, in Post-effective Amendment No. 4 (Form N-4 No. 333-51971) and Post-effective Amendment No. 22 (Form N-4 No. 811-08017) to the Registration Statements and related Statement of Additional Information of Annuity Investors Variable Account B filed with the Securities and Exchange Commission.



                                               /s/ Ernst & Young LLP


Cincinnati, Ohio
April 26, 2002